UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2015


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2015


TAX EXEMPT LONG-TERM FUND SHARES
TAX EXEMPT LONG-TERM FUND ADVISER SHARES
TAX EXEMPT SHORT-TERM FUND SHARES
TAX EXEMPT SHORT-TERM FUND ADVISER SHARES
TAX EXEMPT INTERMEDIATE-TERM FUND SHARES
TAX EXEMPT INTERMEDIATE-TERM FUND ADVISER SHARES
TAX EXEMPT MONEY MARKET FUND
TARGET MANAGED ALLOCATION FUND
CALIFORNIA BOND FUND SHARES
CALIFORNIA BOND FUND ADVISER SHARES
CALIFORNIA MONEY MARKET FUND
NEW YORK BOND FUND SHARES
NEW YORK BOND FUND ADVISER SHARES
NEW YORK MONEY MARKET FUND
VIRGINIA BOND FUND SHARES
VIRGINIA BOND FUND ADVISER SHARES
VIRGINIA MONEY MARKET FUND
GLOBAL EQUITY INCOME FUND
GLOBAL EQUITY INCOME FUND INSTITUTIONAL SHARES





[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CALIFORNIA BOND FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

48462-0216                                   (C)2016, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD     Community College District
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)   Principal and interest payments are insured by one of the following:
        AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G., or Bank of America, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1  | USAA California Bond Fund
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(NBGA)  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program.

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                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA BOND FUND
December 31, 2015 (unaudited)

PRINCIPAL                                                                                                MARKET
AMOUNT                                                              COUPON               FINAL            VALUE
(000)         SECURITY                                                RATE            MATURITY            (000)
---------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (88.6%)

              CALIFORNIA (86.6%)
$     1,500   Anaheim Public Financing Auth.                          5.00%          5/01/2046       $    1,705
      4,500   Antelope Valley Healthcare District (INS)               5.20           1/01/2027            4,513
      4,235   Association of Bay Area Governments (NBGA)              5.00           1/01/2033            4,932
     17,520   Association of Bay Area Governments (INS)               4.75           3/01/2036           17,629
      1,500   Association of Bay Area Governments                     5.00           7/01/2042            1,632
      6,100   Baldwin Park USD (INS)                                  5.00(a)        8/01/2031            2,867
      6,375   Baldwin Park USD (INS)                                  5.01(a)        8/01/2032            2,847
      3,085   Burbank USD, 4.30%, 8/01/2023                           4.30(b)        8/01/2033            2,492
      3,000   Burbank USD, 4.35%, 8/01/2023                           4.35(b)        8/01/2034            2,414
      5,265   Carlsbad USD (INS)                                      5.00          10/01/2034            5,850
      3,000   Central USD (INS)                                       5.50           8/01/2029            3,392
      5,000   Chula Vista                                             5.88           1/01/2034            5,715
      6,000   City and County of San Francisco Airport
                 Commission                                           4.90           5/01/2029            6,779
     12,605   Coast CCD (INS) (PRE)                                   5.48(a)        8/01/2034            4,749
      1,350   Corona-Norco USD                                        5.00           9/01/2032            1,519
      6,000   Educational Facilities Auth.                            5.38           4/01/2034            6,803
      1,500   Elk Grove Finance Auth. (INS)                           5.00           9/01/2038            1,708
     15,000   Foothill/Eastern Transportation Corridor Agency
                 (INS)                                                4.21(a)        1/15/2034            7,328
      7,500   Foothill/Eastern Transportation Corridor Agency
                 (INS)                                                4.25(a)        1/15/2035            3,499
     18,000   Golden State Tobacco Securitization (INS)               4.55           6/01/2022           19,340
     17,000   Golden State Tobacco Securitization                     5.00           6/01/2033           15,788
        810   Health Facilities Financing Auth. (NBGA)                5.50           1/01/2019              813
      5,000   Health Facilities Financing Auth.                       5.00           7/01/2033            5,798
      2,000   Health Facilities Financing Auth. (PRE)                 6.50          10/01/2033            2,301
      6,000   Health Facilities Financing Auth.                       5.25           4/01/2039            6,050
      1,050   Health Facilities Financing Auth. (NBGA)                5.00           7/01/2039            1,202
      2,100   Health Facilities Financing Auth.                       5.00          11/15/2039            2,350
      7,805   Health Facilities Financing Auth. (NBGA)                5.00           6/01/2042            8,846
      2,300   Health Facilities Financing Auth. (NBGA)                5.00           7/01/2044            2,624
      9,310   Indio Redevelopment Agency                              5.25           8/15/2031           10,139
        680   Infrastructure and Economic Dev. Bank                   5.63           7/01/2020              683
      1,250   Infrastructure and Economic Dev. Bank                   5.75           7/01/2030            1,255
      6,000   Inland Empire Tobacco Securitization Auth.              5.75           6/01/2026            6,055
      1,000   Jurupa Public Financing Auth.                           5.00           9/01/2042            1,113
      3,875   Long Beach Bond Finance Auth.                           5.00          11/15/2035            4,543
      2,000   Los Angeles County Public Works Financing Auth.         5.00          12/01/2044            2,297
      9,615   Los Angeles Municipal Improvement Corp. (INS)           4.75           8/01/2032            9,646
      1,000   Los Banos Redevelopment Agency (INS) (PRE)              5.00           9/01/2036            1,030
     10,000   Madera Redevelopment Agency                             5.38           9/01/2038           10,390
      7,070   Marina Coast Water District (INS) (PRE)                 5.00           6/01/2037            7,208
      6,000   Modesto Irrigation District                             5.75          10/01/2034            6,768
      7,500   Monterey Peninsula CCD (INS)                            5.11(a)        8/01/2029            3,964
      2,000   Mountain View Shoreline Regional Park
                 Community                                            5.63           8/01/2035            2,370
      1,000   Municipal Finance Auth.                                 5.00           6/01/2050            1,094
      1,500   Norco Redevelopment Agency                              5.88           3/01/2032            1,744

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3  | USAA California Bond Fund

--------------------------------------------------------------------------------

PRINCIPAL                                                                                                MARKET
AMOUNT                                                              COUPON                 FINAL          VALUE
(000)         SECURITY                                                RATE              MATURITY          (000)
---------------------------------------------------------------------------------------------------------------
$     1,250   Norco Redevelopment Agency                              6.00%            3/01/2036     $    1,461
      5,000   Norwalk Redevelopment Agency (INS)                      5.00            10/01/2030          5,017
      3,500   Norwalk Redevelopment Agency (INS)                      5.00            10/01/2035          3,512
      7,500   Norwalk-La Mirada USD (INS)                             5.00(a)          8/01/2030          4,551
      6,205   Oakdale Irrigation District                             5.50             8/01/2034          6,992
      5,500   Palomar Pomerado Health (INS)                           4.89(a)          8/01/2026          3,886
     12,230   Palomar Pomerado Health (INS)                           6.05(a)          8/01/2031          6,787
      4,000   Pollution Control Financing Auth. (c)                   5.25             8/01/2040          4,285
     10,000   Pollution Control Financing Auth.                       5.00            11/21/2045         10,257
      1,500   Pomona USD (INS)                                        5.00             8/01/2039          1,724
      5,470   Public Works Board                                      5.00             4/01/2031          5,528
      6,875   Public Works Board                                      5.00             4/01/2031          6,947
      5,705   Public Works Board                                      5.00             4/01/2031          5,765
     10,000   Riverside County Public Financing Auth. (INS)           4.75            10/01/2035         10,095
      2,000   Riverside County Transportation Comission               5.25             6/01/2039          2,405
      7,115   Roseville Finance Auth.                                 5.00             2/01/2037          7,925
      2,000   Sacramento Area Flood Control Agency (INS)              5.00            10/01/2044          2,275
      7,030   Sacramento City Financing Auth. (INS) (PRE)             5.00            12/01/2036          7,319
     10,990   Sacramento Municipal Utility District Financing
                 Auth. (INS) (PRE)                                    4.75             7/01/2025         11,232
      1,020   Sacramento USD (INS)                                    5.00             7/01/2038          1,160
     12,805   San Bernardino County Redevelopment Agency (INS)        5.00             9/01/2030         12,847
     11,340   San Bernardino County Redevelopment Agency (INS)        5.00             9/01/2035         11,376
      2,000   San Diego County Regional Airport Auth.                 5.00             7/01/2040          2,250
      2,500   San Diego Public Facilities Financing Auth.             5.00            10/15/2044          2,869
      1,000   San Diego Public Financing Auth.                        5.25             5/15/2029          1,165
      3,500   San Francisco City and County Airport                   5.25             5/01/2026          3,830
      4,360   San Francisco City and County Redevelopment
                 Financing Auth. (INS)                                4.88             8/01/2036          4,466
     10,000   San Jose Financing Auth.                                5.00             6/01/2039         11,478
      3,000   San Jose Redevelopment Agency (INS)                     4.45             8/01/2032          3,069
      1,500   San Luis & Delta-Mendota (INS)                          5.00             3/01/2038          1,688
      3,000   San Marcos USD Financing Auth. (INS)                    5.00             8/15/2035          3,379
      5,000   San Ramon Successor Redevelopment Agency (INS)          5.00             2/01/2038          5,671
      3,500   Santa Barbara Financing Auth.                           5.00             7/01/2029          3,912
      9,000   Santa Barbara Financing Auth.                           5.00             7/01/2039          9,965
      2,000   Santa Clara                                             5.25             7/01/2032          2,257
      6,000   Santa Cruz County Successor Redevelopment
                 Agency (INS)                                         5.00             9/01/2035          6,951
      1,750   Sierra View Local Health Care District (PRE)            5.25             7/01/2037          1,868
      9,645   Solano CCD (INS) (PRE)                                  4.96(a)          8/01/2028          5,342
      9,735   Solano CCD (INS) (PRE)                                  5.00(a)          8/01/2030          4,862
     10,000   South Orange County Public Financing Auth. (INS)        5.00             8/15/2032         10,031
      4,000   State                                                   5.25             2/01/2030          4,751
      6,000   State                                                   4.50             8/01/2030          6,248
      5,000   State                                                   5.75             4/01/2031          5,761
      3,000   State                                                   5.00             2/01/2043          3,448
      2,225   Statewide Communities Dev. Auth. (INS)                  4.50             2/01/2027          2,263
     11,795   Statewide Communities Dev. Auth. (NBGA)                 5.00            12/01/2027         12,609
      5,115   Statewide Communities Dev. Auth.                        5.00             5/15/2031          5,192
      4,225   Statewide Communities Dev. Auth.                        5.50             7/01/2031          4,496
     17,500   Statewide Communities Dev. Auth.                        5.25             8/01/2031         17,948
      3,370   Statewide Communities Dev. Auth.                        5.00             5/15/2032          3,422
      4,000   Statewide Communities Dev. Auth. (INS)                  4.60             2/01/2037          4,052
     13,000   Statewide Communities Dev. Auth. (NBGA)                 5.00            12/01/2037         13,864
      9,000   Statewide Communities Dev. Auth.                        5.00             5/15/2038          9,137
      3,500   Statewide Communities Dev. Auth. (NBGA) (PRE)           5.75             8/15/2038          3,935
      2,500   Statewide Communities Dev. Auth.                        5.00            11/15/2038          2,709
      1,500   Statewide Communities Dev. Auth.                        5.00             5/15/2042          1,628
        500   Statewide Communities Dev. Auth.                        5.00            11/01/2043            576

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                                MARKET
AMOUNT                                                              COUPON                 FINAL          VALUE
(000)         SECURITY                                                RATE              MATURITY          (000)
---------------------------------------------------------------------------------------------------------------
$     2,400   Statewide Communities Dev. Auth. (NBGA)                 5.00%            8/01/2044     $    2,765
      1,500   Statewide Communities Dev. Auth.                        5.00             5/15/2047          1,618
      1,575   Temecula Valley USD (INS)                               5.00             9/01/2040          1,764
      7,190   Tuolumne Wind Project Auth.                             5.63             1/01/2029          8,109
      4,000   Val Verde USD (INS)                                     5.00             3/01/2029          4,409
      1,105   Val Verde USD (INS)                                     5.00             8/01/2034          1,282
      1,530   Val Verde USD (INS)                                     5.00             8/01/2035          1,769
      1,500   Val Verde USD (INS)                                     5.13             3/01/2036          1,646
      4,000   Val Verde USD (INS)                                     5.00             8/01/2044          4,587
      6,267   Vallejo Sanitation and Flood Control District
                 (INS)                                                5.00             7/01/2019          6,598
      7,000   Vista (INS) (PRE)                                       5.00             5/01/2037          7,402
      1,250   Washington Township Health Care District                6.00             7/01/2029          1,412
      6,080   Washington Township Health Care District                5.00             7/01/2037          6,272
      4,585   West Kern Water District                                5.00             6/01/2028          5,209
                                                                                                     ----------
                                                                                                        599,064
                                                                                                     ----------
              GUAM (0.8%)
      1,000   Power Auth.                                             5.00            10/01/2034          1,091
      4,000   Waterworks Auth.                                        5.50             7/01/2043          4,555
                                                                                                     ----------
                                                                                                          5,646
                                                                                                     ----------
              U.S. VIRGIN ISLANDS (1.2%)
      1,805   Public Finance Auth.                                    4.00            10/01/2022          1,921
      1,500   Public Finance Auth.                                    5.00            10/01/2027          1,674
      1,500   Public Finance Auth.                                    5.00            10/01/2032          1,608
      3,000   Public Finance Auth.(c)                                 5.00             9/01/2033          3,414
                                                                                                     ----------
                                                                                                          8,617
                                                                                                     ----------
              Total Fixed-Rate Instruments (cost: $577,641)                                             613,327
                                                                                                     ----------
              PUT BONDS (3.6%)

              CALIFORNIA (3.6%)
     15,000   Bay Area Toll Auth.                                     1.26(d)          4/01/2036         14,847
     10,000   Twin Rivers USD (INS)                                   3.20             6/01/2041         10,013
                                                                                                     ----------
                                                                                                         24,860
                                                                                                     ----------
              Total Put Bonds (cost: $25,000)                                                            24,860
                                                                                                     ----------

              VARIABLE-RATE DEMAND NOTES (5.0%)

              CALIFORNIA (4.3%)
      8,770   Bay Area Toll Auth. (LIQ) (c)                           0.21             4/01/2039          8,770
      5,355   Sacramento City Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.) (c)                        0.16            12/01/2026          5,355
     15,895   Victorville Joint Powers Financing Auth.
                (LOC - BNP Paribas)                                   0.87             5/01/2040         15,895
                                                                                                     ----------
                                                                                                         30,020
                                                                                                     ----------
              PUERTO RICO (0.7%)
      4,500   Sales Tax Financing Corp. (LIQ)
                (LOC - Deutsche Bank A.G.) (c)                        0.50             8/01/2054          4,500
                                                                                                     ----------
              Total Variable-Rate Demand Notes (cost: $34,520)                                           34,520
                                                                                                     ----------

              TOTAL INVESTMENTS (COST: $637,161)                                                     $  672,707
                                                                                                     ==========

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5  | USAA California Bond Fund

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
($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------

                                                 (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                               QUOTED PRICES        OTHER          SIGNIFICANT
                                                 IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                  MARKETS        OBSERVABLE          INPUTS
                                               FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                  TOTAL
---------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $        --     $   613,327         $      --      $   613,327
Put Bonds                                                 --          24,860                --           24,860
Variable-Rate Demand Notes                                --          34,520                --           34,520
---------------------------------------------------------------------------------------------------------------
Total                                            $        --     $   672,707         $      --      $   672,707
---------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2015, through December 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   Portfolio of Investments |  6

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NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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7  | USAA California Bond Fund

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2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments and put bonds, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2015, were $36,657,000 and $1,111,000, respectively, resulting in net unrealized appreciation of $35,546,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $692,058,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2015.


9  | USAA California Bond Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

48463-0216                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

ADJUSTABLE-RATE NOTES - Similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG     Association of Bay Area Governments
IDA      Industrial Development Authority/Agency
SPEAR    Short Puttable Exempt Adjustable Receipts

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Deutsche Bank A.G., JPMorgan Chase Bank, N.A., or Wells Fargo & Co..
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

1  | USAA California Money Market Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
December 31, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                              COUPON                 FINAL             VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (78.5%)

               CALIFORNIA (78.5%)
$     9,310    ABAG Finance Auth. for Nonprofit Corps.
                  (LOC - KBC Bank N.V.)                               0.29%            5/15/2035       $     9,310
      2,825    Alameda County IDA (LOC - Comerica Bank, N.A.)         0.04            12/01/2040             2,825

      3,700    Alameda County IDA (LOC - Bank of the West)            0.04            12/01/2040             3,700
      8,400    Anaheim Public Financing Auth. (LIQ)
                  (LOC - Deutsche Bank A.G.) (a)                      0.21             9/01/2030             8,400
     25,000    Bay Area Toll Auth. (LOC - Bank of Tokyo-
                  Mitsubishi UFJ, Ltd.)                               0.01             4/01/2045            25,000
     10,000    Enterprise Dev. Auth. (LOC - Federal Home
                  Loan Bank of San Francisco) (a)                     0.02            12/01/2042            10,000
     16,300    Health Facilities Financing Auth. (LOC - Union
                  Bank of California, N.A.)                           0.01            10/01/2031            16,300
     14,700    Health Facilities Financing Auth. (LOC - Mizuho
                  Corporate Bank Ltd.)                                0.01             7/01/2033            14,700
      4,765    Infrastructure and Economic Dev. Bank
                  (LOC - Federal Home Loan Bank of San
                  Francisco) (a)                                      0.01            12/01/2040             4,765
      7,905    Irvine (LOC - Sumitomo Mitsui Banking Corp.)           0.01             9/02/2032             7,905
     11,957    Irvine (LOC - Sumitomo Mitsui Banking Corp.)           0.01             9/02/2050            11,957
      9,900    Irvine Assessment District (LOC - Sumitomo
                  Mitsui Banking Corp.)                               0.01             9/02/2025             9,900
      5,490    Loma Linda (LOC - Union Bank of California, N.A.)      0.05             6/01/2025             5,490
      7,100    Long Beach Health Facility                             0.01            10/01/2016             7,100
      6,085    Los Angeles (LOC - U.S. Bank, N.A.)                    0.01             8/01/2035             6,085
      1,225    Novato (LOC - Bank of the West)                        0.05            10/01/2032             1,225
     25,770    Pasadena (LOC - Bank of America, N.A.)                 0.02             2/01/2035            25,770
      1,690    Pollution Control Financing Auth.
                  (LOC - Comerica Bank, N.A.)                         0.04            12/01/2030             1,690
      6,320    Rancho Water District (LOC - Wells Fargo Bank, N.A.)   0.01             9/01/2028             6,320
      7,395    Sacramento City Financing Auth. (LIQ)
                   (LOC - Deutsche Bank A.G.) (a)                     0.25            12/01/2033             7,395
      6,250    San Diego County (LOC - Comerica Bank, N.A.)           0.04             1/01/2023             6,250
      3,200    San Diego County (LOC - Wells Fargo Bank, N.A.)        0.06             9/01/2030             3,200
     10,338    SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)             0.26             8/01/2031            10,338
      8,122    SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)             0.26             8/01/2041             8,122
      2,500    State (LOC - U.S. Bank, N.A.)                          0.01             5/01/2033             2,500
      6,050    Statewide Communities Dev. Auth. (LIQ) (a)             0.21            10/01/2020             6,050
      3,450    Statewide Communities Dev. Auth.
                  (LOC - Comerica Bank, N.A.)                         0.04            12/01/2024             3,450
      6,600    Statewide Communities Dev. Auth.                       0.01            11/01/2030             6,600
     11,865    Statewide Communities Dev. Auth. (LIQ)
                  (LOC - Wells Fargo & Co.) (a)                       0.04            10/01/2036            11,865
      4,000    Statewide Communities Dev. Auth.                       0.01             4/01/2038             4,000
                                                                                                       -----------
                                                                                                           248,212
                                                                                                       -----------
               Total Variable-Rate Demand Notes (cost: $248,212)                                           248,212
                                                                                                       -----------

================================================================================

2  | USAA California Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON                 FINAL             VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (9.1%)

               CALIFORNIA (9.1%)
$    12,000    San Diego County Water Auth.                           0.03%           1/07/2016        $    12,000
      5,100    State (LOC - U.S. Bank, N.A.)                          0.04            1/14/2016              5,100
     11,600    Statewide Communities Dev. Auth.                       0.25            3/04/2016             11,600
                                                                                                       -----------
                                                                                                            28,700
                                                                                                       -----------
               Total Fixed-Rate Instruments (cost: $28,700)                                                 28,700
                                                                                                       -----------

               ADJUSTABLE-RATE NOTES (2.5%)

               CALIFORNIA (2.5%)
      8,000    Golden Empire Schools Financing Auth.
                  (cost: $8,000)                                      0.21            5/01/2016              8,000
                                                                                                       -----------

               TOTAL INVESTMENTS (COST: $284,912)                                                      $   284,912
                                                                                                       ===========

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                              QUOTED PRICES         OTHER         SIGNIFICANT
                                                IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                 MARKETS         OBSERVABLE          INPUTS
                                              FOR IDENTICAL        INPUTS
ASSETS                                            ASSETS                                                     TOTAL
------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                     $       --        $   248,212       $      --           $   248,212
Fixed-Rate Instruments                                 --             28,700              --                28,700
Adjustable-Rate Notes                                  --              8,000              --                 8,000
------------------------------------------------------------------------------------------------------------------
Total                                          $       --        $   284,912       $      --           $   284,912
------------------------------------------------------------------------------------------------------------------

================================================================================

3  | USAA California Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

================================================================================

4  | USAA California Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $316,284,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management continues to evaluate the impact of these amendments. The staggered compliance dates for the various amendments extend through October 2016.

================================================================================

5  | USAA California Money Market Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyeras defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company the Manager) under liquidity guidelines approved by USAA.

================================================================================

                                          Notes to Portfolio of Investments |  6

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GLOBAL EQUITY INCOME FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

98353-0216                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL EQUITY INCOME FUND

December 31, 2015 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (94.7%)

              COMMON STOCKS (94.7%)

              CONSUMER DISCRETIONARY (5.5%)
              -----------------------------
              ADVERTISING (0.3%)
      1,800   Omnicom Group, Inc.                                                        $      136
                                                                                         ----------
              AUTO PARTS & EQUIPMENT (0.4%)
      3,900   Johnson Controls, Inc.                                                            154
                                                                                         ----------
              AUTOMOBILE MANUFACTURERS (1.6%)
      4,900   Daimler AG(a)                                                                     409
     17,100   Ford Motor Co.                                                                    241
                                                                                         ----------
                                                                                                650
                                                                                         ----------
              CABLE & SATELLITE (1.1%)
     26,000   Sky plc(a)                                                                        426
                                                                                         ----------
              HOME IMPROVEMENT RETAIL (1.0%)
     81,300   Kingfisher plc(a)                                                                 394
                                                                                         ----------
              HOTELS, RESORTS & CRUISE LINES (0.6%)
      4,300   Carnival Corp.                                                                    234
                                                                                         ----------
              SPECIALIZED CONSUMER SERVICES (0.5%)
      6,400   H&R Block, Inc.                                                                   213
                                                                                         ----------
              Total Consumer Discretionary                                                    2,207
                                                                                         ----------

              CONSUMER STAPLES (10.8%)
              ------------------------
              FOOD DISTRIBUTORS (0.4%)
      3,900   Sysco Corp.                                                                       160
                                                                                         ----------
              HOUSEHOLD PRODUCTS (2.5%)
     12,400   Procter & Gamble Co.                                                              985
                                                                                         ----------
              PACKAGED FOODS & MEAT (2.9%)
     15,900   Nestle S.A.(a)                                                                  1,178
                                                                                         ----------
              PERSONAL PRODUCTS (2.1%)
     19,000   Unilever N.V.(a)                                                                  823
                                                                                         ----------
              TOBACCO (2.9%)
      5,600   British American Tobacco plc(a)                                                   311
      4,600   Imperial Tobacco Group plc(a)                                                     242
      6,700   Philip Morris International, Inc.                                                 589
                                                                                         ----------
                                                                                              1,142
                                                                                         ----------
              Total Consumer Staples                                                          4,288
                                                                                         ----------

================================================================================

1  | USAA Global Equity Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              ENERGY (12.6%)
              --------------
              INTEGRATED OIL & GAS (11.2%)
     11,600   Chevron Corp.                                                              $    1,044
      9,400   Exxon Mobil Corp.                                                                 733
     10,500   Occidental Petroleum Corp.                                                        710
     16,600   Repsol S.A.(a)                                                                    181
     52,499   Royal Dutch Shell plc "A"(a)                                                    1,179
      2,500   Royal Dutch Shell plc ADR "A"                                                     114
     11,100   Total S.A.(a)                                                                     494
                                                                                         ----------
                                                                                              4,455
                                                                                         ----------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
      2,500   Schlumberger Ltd.                                                                 174
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
      8,200   ConocoPhillips                                                                    383
                                                                                         ----------
              Total Energy                                                                    5,012
                                                                                         ----------

              FINANCIALS (13.2%)
              ------------------
              CONSUMER FINANCE (0.7%)
      9,815   Synchrony Financial*                                                              298
                                                                                         ----------
              DIVERSIFIED BANKS (8.4%)
     24,200   Australia and New Zealand Banking Group Ltd.(a)                                   489
      7,100   Canadian Imperial Bank of Commerce                                                468
     34,600   DBS Group Holdings Ltd.(a)                                                        405
     71,700   HSBC Holdings plc(a)                                                              566
     11,400   JPMorgan Chase & Co.                                                              753
      6,200   Royal Bank of Canada                                                              332
     62,700   UniCredit S.p.A.(a)                                                               345
                                                                                         ----------
                                                                                              3,358
                                                                                         ----------
              LIFE & HEALTH INSURANCE (0.6%)
      4,900   MetLife, Inc.                                                                     236
                                                                                         ----------
              MULTI-LINE INSURANCE (1.3%)
     19,000   AXA S.A.(a)                                                                       519
                                                                                         ----------
              REGIONAL BANKS (2.2%)
      8,700   BB&T Corp.                                                                        329
      5,600   PNC Financial Services Group, Inc.                                                534
                                                                                         ----------
                                                                                                863
                                                                                         ----------
              Total Financials                                                                5,274
                                                                                         ----------

              HEALTH CARE (19.1%)
              -------------------
              BIOTECHNOLOGY (3.4%)
     22,900   AbbVie, Inc.                                                                    1,357
                                                                                         ----------
              HEALTH CARE EQUIPMENT (0.7%)
      3,800   Medtronic plc                                                                     292
                                                                                         ----------
              PHARMACEUTICALS (15.0%)
     11,900   GlaxoSmithKline plc(a)                                                            240
      5,800   GlaxoSmithKline plc ADR                                                           234
     12,700   Johnson & Johnson                                                               1,305
     17,300   Merck & Co., Inc.                                                                 914
     12,000   Novartis AG(a)                                                                  1,026
     32,500   Pfizer, Inc.                                                                    1,049
      3,400   Roche Holding AG(a)                                                               937
      3,100   Sanofi(a)                                                                         264
                                                                                         ----------
                                                                                              5,969
                                                                                         ----------
              Total Health Care                                                               7,618
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              INDUSTRIALS (8.1%)
              ------------------
              AEROSPACE & DEFENSE (1.0%)
     20,400   BAE Systems plc(a)                                                         $      150
      1,900   Raytheon Co.                                                                      237
                                                                                         ----------
                                                                                                387
                                                                                         ----------
              CONSTRUCTION & ENGINEERING (0.7%)
      4,300   Vinci S.A.(a)                                                                     276
                                                                                         ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
      5,600   Eaton Corp. plc                                                                   291
                                                                                         ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
      4,800   Republic Services, Inc.                                                           211
                                                                                         ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
      1,400   Adecco S.A.(a)                                                                     96
                                                                                         ----------
              INDUSTRIAL CONGLOMERATES (5.0%)
     35,068   General Electric Co.                                                            1,092
      9,200   Siemens AG(a)                                                                     893
                                                                                         ----------
                                                                                              1,985
                                                                                         ----------
              Total Industrials                                                               3,246
                                                                                         ----------

              INFORMATION TECHNOLOGY (8.0%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (2.7%)
     39,100   Cisco Systems, Inc.                                                             1,062
                                                                                         ----------
              SEMICONDUCTORS (2.0%)
     18,100   Intel Corp.                                                                       624
      3,000   Texas Instruments, Inc.                                                           164
                                                                                         ----------
                                                                                                788
                                                                                         ----------
              SYSTEMS SOFTWARE (1.5%)
     10,700   Microsoft Corp.                                                                   594
                                                                                         ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
     27,400   HP, Inc.                                                                          324
        200   Samsung Electronics Co. Ltd.(a)                                                   213
      5,500   Seagate Technology plc                                                            202
                                                                                         ----------
                                                                                                739
                                                                                         ----------
              Total Information Technology                                                    3,183
                                                                                         ----------

              MATERIALS (4.8%)
              ----------------
              COMMODITY CHEMICALS (0.6%)
      2,800   LyondellBasell Industries N.V. "A"                                                243
                                                                                         ----------
              DIVERSIFIED CHEMICALS (1.1%)
      2,600   BASF SE(a)                                                                        199
     22,600   Huntsman Corp.                                                                    257
                                                                                         ----------
                                                                                                456
                                                                                         ----------
              DIVERSIFIED METALS & MINING (2.0%)
     48,200   Freeport-McMoRan, Inc.                                                            327
     14,200   Rio Tinto Ltd.(a)                                                                 458
                                                                                         ----------
                                                                                                785
                                                                                         ----------
              GOLD (0.5%)
     18,100   Goldcorp, Inc.                                                                    209
                                                                                         ----------
              PAPER PACKAGING (0.6%)
      5,200   Bemis Co., Inc.                                                                   232
                                                                                         ----------
              Total Materials                                                                 1,925
                                                                                         ----------

================================================================================

3  | USAA Global Equity Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (5.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
      8,700   AT&T, Inc.                                                                 $      299
      4,400   Nippon Telegraph & Telephone Corp.(a)                                             175
     40,900   Singapore Telecommunications Ltd.(a)                                              105
     20,000   TeliaSonera AB(a)                                                                 100
      8,900   Verizon Communications, Inc.                                                      411
                                                                                         ----------
                                                                                              1,090
                                                                                         ----------
              WIRELESS TELECOMMUNICATION SERVICES (2.7%)
      9,000   NTT DOCOMO, Inc.(a)                                                               185
      8,500   Rogers Communications, Inc.                                                       293
    188,500   Vodafone Group plc(a)                                                             610
                                                                                         ----------
                                                                                              1,088
                                                                                         ----------
              Total Telecommunication Services                                                2,178
                                                                                         ----------

              UTILITIES (7.1%)
              ----------------
              ELECTRIC UTILITIES (5.1%)
      3,500   American Electric Power Co., Inc.                                                 204
      2,700   Duke Energy Corp.                                                                 193
      5,900   Edison International                                                              349
     32,000   EDP-Energias de Portugal S.A.(a)                                                  115
    110,400   Enel S.p.A.(a)                                                                    462
      1,900   NextEra Energy, Inc.                                                              197
      4,600   OGE Energy Corp.                                                                  121
     12,100   PPL Corp.                                                                         413
                                                                                         ----------
                                                                                              2,054
                                                                                         ----------
              MULTI-UTILITIES (2.0%)
     34,700   E.ON SE(a)                                                                        336
     27,800   National Grid plc(a)                                                              382
      1,100   National Grid plc ADR                                                              77
                                                                                         ----------
                                                                                                795
                                                                                         ----------
              Total Utilities                                                                 2,849
                                                                                         ----------
              Total Common Stocks (cost: $39,678)                                            37,780
                                                                                         ----------

              RIGHTS (0.0%)

              ENERGY (0.0%)
              -------------
              INTEGRATED OIL & GAS (0.0%)
     16,600   Repsol S.A.*(cost: $9)                                                              9
                                                                                         ----------
                                                                                                  9
                                                                                         ----------
              Total Equity Securities (cost: $39,687)                                        37,789
                                                                                         ----------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (8.6%)

              MONEY MARKET FUNDS (8.6%)
  3,453,303   State Street Institutional Liquid Reserves Fund Premier Class, 0.23% (b)
                (cost: $3,453)                                                                3,453
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $43,140)                                          $   41,242
                                                                                         ==========

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------

                                   (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                 QUOTED PRICES          OTHER           SIGNIFICANT
                                   IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                    MARKETS          OBSERVABLE            INPUTS
                                 FOR IDENTICAL         INPUTS
ASSETS                               ASSETS                                                    TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                  $     22,597        $     15,183       $      --        $    37,780
  Rights                                    9                  --              --                  9
Money Market Instruments:
  Money Market Funds                    3,453                  --              --              3,453
----------------------------------------------------------------------------------------------------
Total                            $     26,059        $     15,183       $      --        $    41,242
----------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 7, 2015, through December 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Global Equity Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Global Equity Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund commenced operations on August 7, 2015.

The Fund consists of two classes of shares: Global Equity Income Fund Shares (Fund Shares) and Global Equity Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

================================================================================

6  | USAA Global Equity Income Fund

================================================================================

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuations procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

7  | USAA Global Equity Income Fund

================================================================================

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2015, were $715,000 and $2,613,000, respectively, resulting in net unrealized depreciation of $1,898,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $39,924,000 at December 31, 2015, and, in total, may not

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 42.4% of net assets at December 31, 2015.

CATEGORIES AND DEFINITIONS

RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Securities with a value of $15,183,000, which represented 38.0% of the Fund's net assets, were classified as Level 2 at December 31, 2015, due to the prices being adjusted to take into account significant market movements following the close of local trading.
(b) Rate represents the money market fund annualized seven-day yield at December 31, 2015.
*     Non-income-producing security.

================================================================================

9  | USAA Global Equity Income Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NEW YORK BOND FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

48466-0216                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDC      Industrial Development Corp.
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Insurance, AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Federal Housing Administration or the State of New York Mortgage Agency.

================================================================================

1  | USAA New York Bond Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NEW YORK BOND FUND
December 31, 2015 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                 FINAL             VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (96.1%)

               NEW YORK (90.6%)
$     1,000    Albany Capital Resource Corp. (PRE)                    6.00%           11/15/2025       $     1,225
        500    Albany IDA                                             5.00             7/01/2031               513
      1,000    Albany IDA (PRE)                                       5.25            11/15/2032             1,083
      1,000    Albany IDA (PRE)                                       5.25            11/15/2032             1,083
        500    Buffalo and Erie County Industrial Land Dev. Corp.     6.00            10/01/2031               588
      2,000    Buffalo and Erie County Industrial Land Dev. Corp.     5.00             7/01/2040             2,240
        700    Build NYC Resource Corp.                               5.00             6/01/2040               792
      1,000    Build NYC Resource Corp.                               5.00             8/01/2040             1,119
      1,500    Build NYC Resource Corp.                               5.00             8/01/2042             1,633
      1,000    Build NYC Resource Corp.                               5.50             4/01/2043             1,092
      2,000    Build NYC Resource Corp.                               5.00             7/01/2045             2,265
      1,000    Canton Capital Resource Corp. (INS)                    5.00             5/01/2040             1,119
        750    Cattaraugus County IDA                                 5.10             5/01/2031               756
      2,000    Chautauqua Tobacco Asset Securitization Corp.          5.00             6/01/2048             2,007
        500    Convention Center Dev. Corp.                           5.00            11/15/2045               576
      2,000    Dormitory Auth. (ETM)                                  5.30             2/15/2019             2,160
      1,500    Dormitory Auth. (NBGA)                                 5.00             7/01/2024             1,521
      3,500    Dormitory Auth. (INS)                                  5.00             7/01/2025             3,514
      2,000    Dormitory Auth.                                        5.00             7/01/2026             2,035
      2,000    Dormitory Auth.                                        5.00             7/01/2026             2,277
      1,000    Dormitory Auth.                                        5.00             7/01/2027             1,091
      3,275    Dormitory Auth.                                        5.50             5/15/2030             4,307
        500    Dormitory Auth. (INS)                                  5.00             7/01/2030               527
      1,000    Dormitory Auth.                                        5.00             7/01/2031             1,108
      1,000    Dormitory Auth.                                        5.00             1/15/2032             1,071
        500    Dormitory Auth. (INS)                                  5.63            11/01/2032               593
      2,500    Dormitory Auth. (NBGA)                                 5.00             6/01/2033             2,701
      2,500    Dormitory Auth. (INS)                                  5.00             7/01/2033             2,718
      2,000    Dormitory Auth. (PRE)                                  5.25             7/01/2033             2,281
      1,300    Dormitory Auth.                                        5.75             7/01/2033             1,455
      2,000    Dormitory Auth.                                        5.00             2/15/2034             2,221
      1,200    Dormitory Auth. (INS)                                  5.00             7/01/2034             1,325
        500    Dormitory Auth.                                        5.00             7/01/2034               568
      3,000    Dormitory Auth. (NBGA) (PRE)                           4.70             2/15/2035             3,081
      3,000    Dormitory Auth. (PRE)                                  5.00             7/01/2035             3,070
      1,000    Dormitory Auth.                                        5.25             7/01/2035             1,074
      1,000    Dormitory Auth. (PRE)                                  5.00             7/01/2036             1,064
      2,000    Dormitory Auth. (INS)                                  5.00             8/15/2036             2,090
      1,950    Dormitory Auth. (NBGA)                                 4.75             2/15/2037             2,020
        250    Dormitory Auth.                                        5.30             7/01/2037               265
        500    Dormitory Auth.                                        5.00             5/01/2038               535
      2,000    Dormitory Auth. (PRE)                                  5.00             7/01/2038             2,197
        500    Dormitory Auth.                                        5.50             3/01/2039               559
        500    Dormitory Auth.                                        5.00             5/01/2039               553
      1,000    Dormitory Auth.                                        5.50             7/01/2040             1,137
      2,000    Dormitory Auth. (INS)                                  5.50             7/01/2040             2,730
      2,000    Dormitory Auth.                                        5.00             5/01/2041             2,200
        250    Dormitory Auth.                                        5.00             7/01/2042               268

================================================================================

2  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                 FINAL             VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     1,000    Dormitory Auth.                                        5.00%            5/01/2043       $     1,121
      1,000    Dormitory Auth.                                        5.75             7/01/2043             1,161
      1,500    Dormitory Auth.                                        5.00             7/01/2044             1,687
      1,000    Dutchess County IDA (INS)                              5.50             4/01/2030             1,150
      1,250    Dutchess County Local Dev. Corp.                       5.75             7/01/2040             1,414
      1,000    Dutchess County Local Dev. Corp.                       5.00             7/01/2044             1,108
      2,000    Dutchess County Local Dev. Corp.                       5.00             7/01/2045             2,272
      1,000    Environmental Facilities Corp.                         4.50             6/15/2036             1,009
        250    Erie County IDA                                        5.25             5/01/2032               290
         70    Housing Finance Agency (INS)                           6.13            11/01/2020                70
      2,500    Liberty Dev. Corp.                                     5.25            10/01/2035             3,024
        560    Liberty Dev. Corp.                                     5.50            10/01/2037               700
      1,000    Liberty Dev. Corp. (a)                                 5.00            11/15/2044             1,036
      1,000    Long Island Power Auth. (PRE)                          5.00             9/01/2035             1,030
      2,000    Long Island Power Auth.                                5.00             5/01/2038             2,205
      2,000    Long Island Power Auth.                                5.00             9/01/2044             2,261
        500    Monroe County IDC                                      5.25            10/01/2031               547
      1,000    Monroe County IDC                                      5.00            12/01/2037             1,108
        500    Monroe County IDC (INS)                                5.00             1/15/2038               561
      2,100    Monroe County IDC (NBGA)                               5.50             8/15/2040             2,452
      2,000    Monroe County IDC                                      5.00            12/01/2042             2,201
      3,000    MTA                                                    5.00            11/15/2035             3,526
      1,500    MTA                                                    5.25            11/15/2038             1,774
      1,000    Nassau County                                          5.00             4/01/2038             1,131
      1,000    Nassau County Local Economic Assistance Corp.          5.00             7/01/2037             1,084
      2,000    New York City                                          5.25             8/15/2023             2,208
      1,885    New York City Health and Hospital Corp.                5.00             2/15/2025             2,029
      1,000    New York City Housing Dev. Corp.                       5.00            11/01/2042             1,070
        910    New York City IDA (INS)                                5.00            10/01/2023               910
      1,000    New York City IDA (INS)                                5.25            11/01/2037             1,071
     17,090    New York City Municipal Water Finance Auth.            5.12(b)          6/15/2020            15,895
      2,000    New York City Municipal Water Finance Auth.            5.00             6/15/2039             2,244
      3,000    New York City Transitional Finance Auth.               5.00             1/15/2034             3,229
      1,000    New York City Transitional Finance Auth.               5.13             1/15/2034             1,105
      1,250    New York City Transitional Finance Auth.               5.00             7/15/2043             1,427
      2,000    New York City Trust for Cultural Resources             5.00            12/01/2039             2,240
      1,000    New York City Trust for Cultural Resources             5.00             8/01/2043             1,126
        825    Newburgh City                                          5.00             6/15/2023               910
        870    Newburgh City                                          5.00             6/15/2024               952
      1,000    Niagara Area Dev. Corp.                                4.00            11/01/2024             1,011
        750    Niagara Tobacco Asset Securitization Corp.             5.25             5/15/2040               846
      1,500    Onondaga Civic Dev. Corp.                              5.38             7/01/2040             1,614
      1,000    Onondaga Civic Dev. Corp.                              5.00            10/01/2040             1,100
      1,000    Onondaga Civic Dev. Corp.                              5.00             7/01/2042             1,072
      1,000    Onondaga County Trust for Cultural Resources           5.00            12/01/2036             1,165
        600    Rockland County                                        5.00            12/15/2021               671
      1,265    Rockland County                                        3.75            10/01/2025             1,298
        675    Saratoga County IDA                                    5.25            12/01/2032               715
      1,000    Seneca County IDA                                      5.00            10/01/2027             1,051
      1,000    Southold Local Dev. Corp.                              5.00            12/01/2045             1,076
      1,000    State                                                  5.00             2/15/2039             1,115
        220    Suffolk County EDC (PRE)                               5.00             7/01/2028               262
      1,280    Suffolk County EDC                                     5.00             7/01/2028             1,423
        250    Suffolk County EDC                                     5.00             7/01/2033               280
      2,600    Suffolk County IDA                                     5.00            11/01/2028             2,646
      1,125    Suffolk Tobacco Asset Securitization Corp.             5.38             6/01/2028             1,129
      1,450    Suffolk Tobacco Asset Securitization Corp.             5.00             6/01/2032             1,601
      1,000    Thruway Auth.                                          5.00             4/01/2028             1,100
      1,000    Tompkins County Dev. Corp.                             5.50             7/01/2033             1,152
      1,500    Tompkins County Dev. Corp.                             5.00             7/01/2044             1,626
      1,500    Town of Hempstead IDA                                  4.50             7/01/2036             1,530
      3,675    Triborough Bridge and Tunnel Auth.                     5.00            11/15/2029             4,073
      3,000    Triborough Bridge and Tunnel Auth.                     5.00            11/15/2031             3,307
      1,000    Triborough Bridge and Tunnel Auth.                     3.70(b)         11/15/2032               565

================================================================================

3  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                 FINAL             VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     2,000    Troy Capital Resource Corp.                            5.00%            9/01/2030       $     2,249
        690    Upper Mohawk Valley Regional Water Finance
                  Auth. (INS) (PRE)                                   4.25             4/01/2036               697
        310    Upper Mohawk Valley Regional Water Finance
                  Auth. (INS)                                         4.25             4/01/2036               311
      1,685    Urban Dev. Corp.                                       5.00             1/01/2029             1,846
      2,000    Urban Dev. Corp.                                       5.00             3/15/2036             2,219
      1,000    Westchester County Health Care Corp.                   6.00            11/01/2030             1,147
      1,500    Westchester County Local Dev. Corp.                    5.00             1/01/2034             1,624
      1,000    Yonkers (INS)                                          5.00            10/01/2024             1,152
        665    Yonkers (INS)                                          3.00             7/01/2025               689
                                                                                                       -----------
                                                                                                           192,107
                                                                                                       -----------
               GUAM (3.5%)
        500    Government                                             5.00             1/01/2037               547
      1,000    Government Business Privilege Tax                      5.00            11/15/2039             1,122
      1,000    International Airport Auth. (INS)                      5.75            10/01/2043             1,151
      1,000    Power Auth. (INS)                                      5.00            10/01/2030             1,179
        500    Power Auth. (INS)                                      5.00            10/01/2039               573
      1,000    Waterworks Auth.                                       5.00             7/01/2029             1,129
        500    Waterworks Auth.                                       5.00             7/01/2035               556
      1,000    Waterworks Auth.                                       5.50             7/01/2043             1,139
                                                                                                       -----------
                                                                                                             7,396
                                                                                                       -----------
               PUERTO RICO (0.6%)
      1,390    Industrial, Tourist, Educational, Medical and
                  Environmental Control Facilities Financing Auth.    5.13             4/01/2032             1,206
                                                                                                       -----------
               U.S. VIRGIN ISLANDS (1.4%)
      2,000    Public Finance Auth.                                   5.00            10/01/2032             2,144
        750    Water and Power Auth.                                  5.00             7/01/2018               791
                                                                                                       -----------
                                                                                                             2,935
                                                                                                       -----------
               Total Fixed-Rate Instruments (cost: $188,205)                                               203,644
                                                                                                       -----------

               VARIABLE-RATE DEMAND NOTES (2.4%)

               NEW YORK (2.0%)
        500    Albany IDA (LOC - RBS Citizens, N.A.)                  0.28             7/01/2016               500
      1,530    Albany IDA (LOC - RBS Citizens, N.A.)                  0.22             5/01/2035             1,530
      1,000    East Rochester Housing Auth. (LOC - RBS
                  Citizens, N.A.)                                     0.28            12/01/2036             1,000
      1,250    Monroe County IDA (LOC - RBS Citizens, N.A.)           0.28             7/01/2027             1,250
                                                                                                       -----------
                                                                                                             4,280
                                                                                                       -----------
               PUERTO RICO (0.4%)
        833    Sales Tax Financing Corp. (LIQ) (LOC -
                  Deutsche Bank A.G.) (a)                             0.50             8/01/2054               833
                                                                                                       -----------
               Total Variable-Rate Demand Notes (cost: $5,113)                                               5,113
                                                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                            MARKET
                                                                                                             VALUE
UNITS          SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               LIQUIDATING TRUST (0.3%)

        200    Center for Medical Science, Inc., acquired 11/20/2012; cost $499*(c),(d)                        550
                                                                                                       -----------
               Total Liquidating Trust (cost: $499)                                                            550
                                                                                                       -----------

               TOTAL INVESTMENTS (COST: $193,817)                                                      $   209,307
                                                                                                       ===========

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                     (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                                   QUOTED PRICES        OTHER           SIGNIFICANT
                                                     IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                      MARKETS         OBSERVABLE           INPUTS
                                                    FOR IDENTICAL       INPUTS
ASSETS                                                 ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------------------
  Fixed-Rate Instruments                            $         --     $     203,644      $        --      $ 203,644
  Variable-Rate Demand Notes                                  --             5,113               --          5,113
  Liquidating Trust                                           --               550               --            550
------------------------------------------------------------------------------------------------------------------
Total                                               $         --     $     209,307      $        --      $ 209,307
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2015, through December 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA New York Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

6  | USAA New York Bond Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments and a liquidating trust, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

7  | USAA New York Bond Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2015, were $15,709,000 and $219,000, respectively, resulting in net unrealized appreciation of $15,490,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $211,879,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2015, was $550,000, which represented 0.3% of the Fund's net assets.
(d) Restricted security that is not registered under the Securities Act of 1933.
*    Non-income-producing security.

================================================================================

                                          Notes To Portfolio Of Investments |  8

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NEW YORK MONEY MARKET FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

48467-0216                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD      Central School District
IDA      Industrial Development Authority/Agency
MTA      Metropolitan Transportation Authority

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

1  | USAA New York Money Market Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
December 31, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                              COUPON                 FINAL             VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (88.9%)

               NEW YORK (88.9%)
$     1,520    Albany IDA (LOC - RBS Citizens, N.A.)                  0.22%            5/01/2035       $     1,520
      6,170    Build New York City Resource Corp. (LOC - TD
                  Bank, N.A.)                                         0.05            12/01/2045             6,170
      2,395    Chautauqua County IDA (LOC - RBS Citizens,
                  N.A.)                                               0.13             8/01/2027             2,395
      3,600    Housing Finance Agency (LOC - Landesbank
                  Hessen-Thuringen)                                   0.01            11/01/2037             3,600
      3,000    Housing Finance Agency (LOC - Landesbank
                  Hessen-Thuringen)                                   0.01             5/01/2042             3,000
      5,375    Hudson Yards Infrastructure Corp. (LIQ)
                  (LOC - Deutsche Bank A.G.) (a)                      0.14             2/15/2047             5,375
      2,585    Monroe County IDA (LOC - Manufacturers &
                  Traders Trust Co.)                                  0.06            12/01/2034             2,585
      2,900    MTA (LOC - Bank of the West)                           0.02            11/15/2045             2,900
      3,000    MTA (LOC - U.S. Bank, N.A.)                            0.01            11/15/2050             3,000
      3,700    New York City (LOC - Sumitomo Mitsui Banking Corp.)    0.01             9/01/2035             3,700
      1,600    New York City (LOC - Manufacturers & Traders
                  Trust Co.)                                          0.05            12/01/2040             1,600
        765    New York City IDA (LOC - TD Bank, N.A.)                0.11            12/01/2027               765
      3,455    New York City IDA (LOC - JPMorgan Chase
                  Bank, N.A.)                                         0.04            12/01/2034             3,455
        925    New York City IDA (LOC - Santander Bank,
                  N.A.)                                               0.28             5/01/2036               925
      1,890    New York City IDA (LOC - Key Bank, N.A.)               0.08             7/01/2037             1,890
      3,885    New York City IDA (LOC - Key Bank, N.A.)               0.08             7/01/2038             3,885
      2,840    Onondaga County IDA (LOC - Manufacturers &
                   Traders Trust Co.)                                 0.06            12/01/2031             2,840
      1,000    Ontario County IDA (LOC - Royal Bank of
                   Scotland N.V.)                                     0.28             3/01/2028             1,000
      1,880    Ontario County IDA (LOC - Key Bank, N.A.)              0.08             7/01/2030             1,880
      2,715    Ramapo Housing Auth. (LOC - Manufacturers &
                  Traders Trust Co.)                                  0.11            12/01/2029             2,715
      2,495    Rensselaer County IDA (LOC - RBS Citizens, N.A.)       0.22            10/30/2035             2,495
      6,075    Tompkins County IDA (LOC - Bank of America, N.A.)      0.13             2/01/2037             6,075
      6,000    Triborough Bridge and Tunnel Auth.
                  (LOC - State Street Bank and Trust Co.)             0.01             1/01/2032             6,000
      1,145    Westchester County IDA (LOC - JPMorgan
                  Chase Bank, N.A.)                                   0.01            10/01/2028             1,145
                                                                                                       -----------
                                                                                                            70,915
                                                                                                       -----------
               Total Variable-Rate Demand Notes (cost: $70,915)                                             70,915
                                                                                                       -----------

================================================================================

2  | USAA New York Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON                FINAL              VALUE
(000)          SECURITY                                               RATE             MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (5.1%)

               NEW YORK (5.1%)
$     2,000    Copiague Union Free School District                    2.00%           6/21/2016        $     2,013
      2,000    Potsdam CSD                                            1.50            6/24/2016              2,007
                                                                                                       -----------
                                                                                                             4,020
                                                                                                       -----------
               Total Fixed-Rate Instruments (cost: $4,020)                                                   4,020
                                                                                                       -----------

               TOTAL INVESTMENTS (COST: $74,935)                                                       $    74,935
                                                                                                       ===========

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                              QUOTED PRICES        OTHER           SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT        UNOBSERVABLE
                                                  MARKETS        OBSERVABLE           INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                     TOTAL
------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                     $        --      $    70,915         $       --       $      70,915
Fixed-Rate Instruments                                  --            4,020                 --               4,020
------------------------------------------------------------------------------------------------------------------
Total                                          $        --      $    74,935         $       --       $      74,935
------------------------------------------------------------------------------------------------------------------

================================================================================

3  | USAA New York Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA New York Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

================================================================================

4  | USAA New York Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $79,750,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management continues to evaluate the impact of these amendments. The staggered compliance dates for the various amendments extend through October 2016.

================================================================================

5  | USAA New York Money Market Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                          Notes to Portfolio of Investments |  6

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

                                             (C)2016, USAA. All rights reserved.
48459-0216

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA     Economic Development Authority
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
IDC     Industrial Development Corp.
ISD     Independent School District
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

1  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., Dexia Credit Local, or Landesbank Hessen-Thuringen.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Federal Home Loan Mortgage Corp., Federal Housing Administration, Michigan School Bond Qualification and Loan Program, Pennsylvania Public School Intercept Program, or Texas Permanent School Fund.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
December 31, 2015 (unaudited)

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (84.4%)

              ALABAMA (0.7%)
$    16,340   Montgomery Medical Clinic Board                               4.75%           3/01/2026      $     16,462
      5,955   Montgomery Medical Clinic Board (a)                           5.00            3/01/2033             6,660
      1,750   Montgomery Medical Clinic Board (a)                           5.00            3/01/2036             1,932
      5,000   Private Colleges and Universities Facilities Auth. (INS)      4.75            9/01/2026             5,013
                                                                                                           ------------
                                                                                                                 30,067
                                                                                                           ------------
              ARIZONA (1.9%)
     20,310   Apache County IDA                                             4.50            3/01/2030            22,216
      6,000   Health Facilities Auth.                                       5.00            2/01/2027             6,621
      3,270   Phoenix Civic Improvement Corp. (INS)                         5.50            7/01/2024             4,047
      2,115   Phoenix Civic Improvement Corp. (INS)                         5.50            7/01/2025             2,635
      8,800   Phoenix IDA (b)                                               3.75            7/01/2024             8,831
     11,100   Phoenix IDA (b)                                               5.00            7/01/2034            11,568
      2,680   Pima County IDA                                               4.50            6/01/2030             2,932
      2,000   Pinal County IDA (INS)                                        5.25           10/01/2020             2,037
      1,250   Pinal County IDA (INS)                                        5.25           10/01/2022             1,269
      2,000   Pinal County IDA (INS)                                        4.50           10/01/2025             2,013
      3,540   State (INS)                                                   5.00           10/01/2019             4,012
      7,275   State (INS)                                                   5.25           10/01/2020             8,258
                                                                                                           ------------
                                                                                                                 76,439
                                                                                                           ------------
              ARKANSAS (0.3%)
      3,125   Baxter County                                                 5.00            9/01/2026             3,158
      4,000   Independence County (INS)                                     4.90            7/01/2022             4,027
      4,290   Pulaski Technical College (INS)                               5.00            9/01/2030             4,969
                                                                                                           ------------
                                                                                                                 12,154
                                                                                                           ------------
              CALIFORNIA (10.7%)
        500   Anaheim Public Financing Auth.                                5.00            5/01/2028               592
        500   Anaheim Public Financing Auth.                                5.00            5/01/2029               589
      1,000   Anaheim Public Financing Auth.                                5.00            5/01/2030             1,173
      1,510   Cerritos Community College District                           5.02(c)         8/01/2025             1,160
      1,000   Cerritos Community College District                           5.24(c)         8/01/2027               712
      1,000   Cerritos Community College District                           5.41(c)         8/01/2028               680
     10,000   Chabot-Las Positas Community College District (INS)           4.85(c)         8/01/2022             7,460
      5,000   Chabot-Las Positas Community College District (INS)           4.88(c)         8/01/2023             3,548
      1,520   Chula Vista Financing Auth.                                   5.00            9/01/2027             1,803
      1,700   Chula Vista Financing Auth.                                   5.00            9/01/2028             2,000
      1,785   Chula Vista Financing Auth.                                   5.00            9/01/2029             2,088
      2,635   Chula Vista Financing Auth.                                   5.00            9/01/2030             3,066
      2,095   Chula Vista Financing Auth.                                   5.00            9/01/2031             2,427
      5,000   City and County of San Francisco Airport
                Commission                                                  5.25            5/01/2022             5,654

================================================================================

3  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     7,000   City and County of San Francisco Airport Commission           5.25%           5/01/2023      $      7,895
      5,000   City and County of San Francisco Airport Commission           4.90            5/01/2029             5,649
      2,000   Coronado Community Dev. Agency (INS)                          5.00            9/01/2024             2,008
      6,810   El Camino Community College District                          4.25(c)         8/01/2026             5,069
      7,665   El Camino Community College District                          4.42(c)         8/01/2027             5,491
      5,500   El Camino Community College District                          4.58(c)         8/01/2028             3,738
      5,500   Foothill/Eastern Transportation Corridor Agency (INS)         4.25(c)         1/15/2035             2,566
     46,605   Golden State Tobacco Securitization Corp. (INS)               4.17(c)         6/01/2025            36,440
      2,000   Health Facilities Financing Auth.                             5.00            8/15/2027             2,352
      5,000   Health Facilities Financing Auth. (d)                         5.25            8/15/2031             5,933
      1,000   Irvine City                                                   5.00            9/02/2029             1,132
      5,000   Irvine USD Special Tax District (INS)                         5.25            9/01/2019             5,655
      2,500   Irvine USD Special Tax District (INS)                         4.50            9/01/2020             2,744
      6,745   Kern County Board of Education (INS)                          5.00            6/01/2026             6,839
      1,300   Los Angeles County                                            5.00            3/01/2023             1,574
      6,400   Public Works Board                                            5.50            4/01/2021             7,312
      6,755   Public Works Board                                            5.60            4/01/2022             7,748
      3,000   Public Works Board                                            5.13            3/01/2023             3,474
      3,130   Public Works Board                                            5.75            4/01/2023             3,599
      1,185   Public Works Board                                            5.00           11/01/2023             1,426
      2,500   Public Works Board                                            5.25            3/01/2024             2,906
      2,000   Public Works Board                                            5.00           11/01/2024             2,452
      1,250   Public Works Board                                            5.00            3/01/2025             1,495
      2,000   Public Works Board                                            5.38            3/01/2025             2,327
      1,365   Public Works Board                                            5.00            3/01/2026             1,644
     10,000   Public Works Board                                            5.00            4/01/2028            11,836
      7,000   Public Works Board                                            5.00           11/01/2028             8,383
      5,000   Public Works Board                                            5.00            4/01/2029             5,877
     11,465   Public Works Board                                            5.00           10/01/2031            13,586
     15,265   Sacramento Municipal Utility District Financing
                Auth. (INS) (PRE)                                           4.75            7/01/2024            15,601
     10,000   Sacramento Municipal Utility District Financing Auth. (PRE)   5.13            7/01/2029            10,239
      4,720   Salinas Union High School District (INS)                      4.37(c)         6/01/2016             4,709
      2,000   Salinas Union High School District (INS)                      4.37(c)        10/01/2016             1,990
      3,525   San Bernardino County Redevelopment Agency (INS)              5.00            9/01/2025             3,538
        775   San Diego Public Facilities Financing Auth.                   5.00           10/15/2030               926
      1,000   San Diego Public Facilities Financing Auth.                   5.00           10/15/2031             1,192
      1,000   San Diego Public Facilities Financing Auth.                   5.00           10/15/2032             1,186
      1,635   San Diego Public Facilities Financing Auth.                   5.00           10/15/2033             1,933
      1,000   San Diego Public Facilities Financing Auth.                   5.00           10/15/2034             1,176
      1,250   San Diego Public Facilities Financing Auth.                   5.00           10/15/2035             1,461
      2,395   San Diego USD (INS)                                           4.50            7/01/2025             2,466
      3,000   San Jose USD (INS) (PRE)                                      4.50            6/01/2024             3,110
      7,065   Santa Clara County Financing Auth. (INS) (PRE)                4.75            5/15/2023             7,182
      7,400   Santa Clara County Financing Auth. (INS) (PRE)                4.75            5/15/2024             7,523
      7,750   Santa Clara County Financing Auth. (INS) (PRE)                4.75            5/15/2025             7,878
      2,500   Solano Community College District (INS)                       4.85(c)         8/01/2023             1,760
      4,735   Solano Community College District (INS) (PRE)                 4.88(c)         8/01/2024             3,210
      4,035   South Orange County Public Financing Auth. (INS)              5.00            8/15/2022             4,049
      4,920   South Orange County Public Financing Auth. (INS)              5.00            8/15/2025             4,937
     20,000   State                                                         5.25           10/01/2022            23,112
     27,445   State                                                         5.75            4/01/2027            31,737
     10,240   State                                                         5.00            8/01/2032            12,332
     10,000   State Univ.                                                   5.00           11/01/2029            12,150
     10,000   State Univ.                                                   5.00           11/01/2033            12,070
      3,120   Statewide Communities Dev. Auth.                              5.00            5/15/2021             3,167
      3,275   Statewide Communities Dev. Auth.                              5.00            5/15/2022             3,324
      3,440   Statewide Communities Dev. Auth.                              5.00            5/15/2023             3,491

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     3,610   Statewide Communities Dev. Auth.                              5.00%           5/15/2024      $      3,664
      3,795   Statewide Communities Dev. Auth.                              5.00            5/15/2025             3,852
      1,000   Statewide Communities Dev. Auth.                              5.13            5/15/2031             1,132
      7,515   Tobacco Securitization Auth.                                  4.75            6/01/2025             7,517
      1,605   Tulare City (INS)                                             5.00           11/15/2032             1,903
      1,570   Tulare City (INS)                                             5.00           11/15/2033             1,857
      3,655   Tulare City (INS)                                             5.00           11/15/2034             4,313
      2,340   Tulare City (INS)                                             5.00           11/15/2035             2,750
      3,470   Tuolumne Wind Project Auth.                                   5.00            1/01/2022             3,834
     10,000   Upland City                                                   6.00            1/01/2026            11,664
      2,000   Washington Township Health Care District                      5.75            7/01/2024             2,261
      3,500   Washington Township Health Care District                      5.00            7/01/2025             3,880
                                                                                                           ------------
                                                                                                                438,178
                                                                                                           ------------
              COLORADO (3.1%)
      5,000   Adams and Arapahoe Counties Joint School District No. 28J     3.20(c)        12/01/2022             4,338
      4,500   Adams County (INS)                                            4.38            9/01/2017             4,515
     30,955   Denver Health and Hospital Auth.                              4.75           12/01/2027            31,782
        745   Health Facilities Auth. (PRE)                                 5.25            6/01/2023               760
        255   Health Facilities Auth.                                       5.25            6/01/2023               259
      2,750   Health Facilities Auth.                                       5.00            6/01/2028             3,096
      1,000   Health Facilities Auth.                                       5.00           12/01/2028             1,106
      1,500   Health Facilities Auth.                                       5.00           12/01/2029             1,654
      2,310   Health Facilities Auth.                                       5.00            6/01/2031             2,561
      2,000   Health Facilities Auth.                                       5.00            6/01/2032             2,201
      2,470   Health Facilities Auth.                                       5.00            6/01/2033             2,714
      6,385   Health Facilities Auth.                                       5.00            6/01/2034             7,005
      3,385   Health Facilities Auth.                                       5.00            6/01/2035             3,703
      4,000   Health Facilities Auth.                                       5.00           12/01/2035             4,352
      1,250   Park Creek Metropolitan District                              5.00           12/01/2032             1,432
      1,000   Park Creek Metropolitan District                              5.00           12/01/2034             1,136
     10,000   Regional Transportation District                              5.00            6/01/2025            11,320
      7,585   Regional Transportation District                              5.00            6/01/2029             8,780
     14,175   Regional Transportation District                              5.00            6/01/2030            16,334
     15,005   Regional Transportation District                              5.00            6/01/2031            17,256
                                                                                                           ------------
                                                                                                                126,304
                                                                                                           ------------
              CONNECTICUT (0.5%)
      1,120   Hartford City (INS)                                           5.00            7/01/2028             1,321
      2,400   Hartford City (INS)                                           5.00            7/01/2032             2,745
     10,000   Health and Educational Facilities Auth.                       5.00            7/01/2034            11,303
      6,974   Mashantucket (Western) Pequot Tribe, acquired
                7/01/2013-9/30/2015; cost $4,347 (e),(f)                    6.95(g)         7/01/2031               459
      5,000   State                                                         5.00           11/15/2035             5,849
                                                                                                           ------------
                                                                                                                 21,677
                                                                                                           ------------
              DISTRICT OF COLUMBIA (0.8%)
        375   District of Columbia                                          5.00            7/01/2023               429
      7,000   District of Columbia (INS)                                    5.00            1/01/2025             7,000
      3,870   District of Columbia                                          5.63           10/01/2025             4,031
      5,000   District of Columbia                                          5.75           10/01/2026             5,226
      6,980   District of Columbia (INS)                                    5.00            5/01/2027             6,974
      6,000   District of Columbia                                          5.75           10/01/2027             6,243
      1,280   District of Columbia                                          6.00            7/01/2033             1,485
                                                                                                           ------------
                                                                                                                 31,388
                                                                                                           ------------
              FLORIDA (7.3%)
      5,165   Brevard County School Board (INS)                             5.00            7/01/2025             5,165
      2,500   Broward County Airport System                                 5.00           10/01/2024             2,791
      6,500   Broward County School Board (INS) (PRE)                       5.00            7/01/2023             6,651
      4,000   Broward County School Board (INS) (PRE)                       5.00            7/01/2024             4,093

================================================================================

5  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,000   Broward County School Board                                   5.00%           7/01/2029      $      2,365
      2,000   Broward County School Board                                   5.00            7/01/2030             2,352
      2,325   Halifax Hospital Medical Center                               5.00            6/01/2035             2,559
      8,000   Hillsborough County IDA                                       5.65            5/15/2018             8,785
      3,500   Jacksonville                                                  5.00           10/01/2028             4,062
      1,250   Lake County School Board (INS)                                5.00            6/01/2029             1,453
      2,225   Lake County School Board (INS)                                5.00            6/01/2030             2,574
      2,500   Lee County                                                    5.00           10/01/2023             3,030
      2,700   Lee County                                                    5.00           10/01/2024             3,305
      4,000   Lee County                                                    5.00           10/01/2033             4,639
      7,245   Lee County IDA                                                5.00           10/01/2028             7,674
      3,750   Lee County School Board                                       5.00            8/01/2028             4,439
      6,560   Miami Beach City Health Facilities Auth.                      5.00           11/15/2029             7,367
      7,500   Miami-Dade County                                             3.75           12/01/2018             7,991
      8,375   Miami-Dade County (INS) (PRE)                                 4.75           11/01/2023             8,671
      2,345   Miami-Dade County (INS)                                       5.00           10/01/2024             2,504
      9,830   Miami-Dade County (INS) (PRE)                                 4.75           11/01/2024            10,177
      3,670   Miami-Dade County (INS)                                       5.00           10/01/2025             3,919
      2,000   Miami-Dade County                                             5.00           10/01/2025             2,366
      2,500   Miami-Dade County (INS) (PRE)                                 5.00           10/01/2026             2,683
      6,440   Miami-Dade County                                             5.00           10/01/2026             7,278
      7,000   Miami-Dade County                                             5.00           10/01/2027             7,910
     10,000   Miami-Dade County Expressway Auth.                            5.00            7/01/2028            11,482
      7,000   Miami-Dade County Expressway Auth.                            5.00            7/01/2029             8,003
      1,000   Miami-Dade County Expressway Auth.                            5.00            7/01/2029             1,170
      2,000   Miami-Dade County Expressway Auth.                            5.00            7/01/2030             2,337
      1,610   Miami-Dade County Expressway Auth.                            5.00            7/01/2030             1,875
      2,000   Miami-Dade County Expressway Auth.                            5.00            7/01/2031             2,326
      1,255   Miami-Dade County Expressway Auth.                            5.00            7/01/2031             1,458
      2,000   Miami-Dade County Expressway Auth.                            5.00            7/01/2032             2,316
      2,000   Miami-Dade County Expressway Auth.                            5.00            7/01/2033             2,313
      2,000   Miami-Dade County Expressway Auth.                            5.00            7/01/2034             2,308
      4,750   Miami-Dade County Health Facilities Auth.                     5.00            8/01/2027             5,354
      4,950   Miami-Dade County Health Facilities Auth.                     5.00            8/01/2028             5,549
      5,250   Miami-Dade County Health Facilities Auth.                     5.00            8/01/2029             5,817
      3,500   Miami-Dade County Health Facilities Auth.                     5.00            8/01/2030             3,870
      5,780   Miami-Dade County Health Facilities Auth.                     5.00            8/01/2031             6,391
     10,000   Miami-Dade County School Board (INS) (PRE)                    5.00            2/01/2024            11,188
     12,000   Miami-Dade County School Board (INS) (PRE)                    5.25            5/01/2025            13,192
     12,000   Orange County Health Facility Auth.                           5.25           10/01/2022            13,624
      5,000   Orange County Health Facility Auth.                           5.38           10/01/2023             5,668
      3,055   Osceola County School Board                                   5.00            6/01/2028             3,553
      7,595   Palm Beach County Health Facilities Auth.                     5.00           11/15/2023             8,482
      1,995   Pinellas County Educational Facilities Auth.                  5.00           10/01/2021             2,293
      1,080   Pinellas County Educational Facilities Auth.                  4.00           10/01/2022             1,174
      1,415   Pinellas County Educational Facilities Auth.                  4.00           10/01/2023             1,523
      2,045   Pinellas County Educational Facilities Auth. (d)              5.38           10/01/2026             2,302
      1,895   Pinellas County Educational Facilities Auth.                  5.00           10/01/2027             2,115
      2,615   Pinellas County Educational Facilities Auth. (d)              6.50           10/01/2031             3,089
      7,370   Saint Lucie County (INS)                                      5.00           10/01/2028             8,611
      2,045   Saint Lucie County School Board                               5.00            7/01/2025             2,429
      1,500   Saint Lucie County School Board                               5.00            7/01/2026             1,766
      3,195   Southeast Overtown/Park West Community
                Redevelopment Agency (b)                                    5.00            3/01/2030             3,556
      8,970   Sunshine State Governmental Financing
                Commission                                                  5.00            9/01/2019            10,114
      5,525   Sunshine State Governmental Financing
                Commission                                                  5.00            9/01/2020             6,375
      1,055   Sunshine State Governmental Financing
                Commission (INS)                                            5.00            9/01/2021             1,241
      1,000   Volusia County Educational Facilities Auth.                   5.00           10/15/2028             1,155
      1,000   Volusia County Educational Facilities Auth.                   5.00           10/15/2029             1,151
      1,500   Volusia County Educational Facilities Auth.                   5.00           10/15/2030             1,717

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,560   Volusia County Educational Facilities Auth.                   5.00%          10/15/2032      $      1,775
                                                                                                           ------------
                                                                                                                297,465
                                                                                                           ------------
              GEORGIA (0.5%)
     10,000   Burke County Dev. Auth.                                       7.00            1/01/2023            11,080
      3,600   Glynn-Brunswick Memorial Hospital Auth. (PRE)                 5.25            8/01/2023             3,985
        400   Glynn-Brunswick Memorial Hospital Auth.                       5.25            8/01/2023               437
      3,000   Private Colleges and Universities Auth.                       5.25           10/01/2027             3,415
      2,000   Private Colleges and Universities Auth.                       5.25           10/01/2027             2,312
                                                                                                           ------------
                                                                                                                 21,229
                                                                                                           ------------
              GUAM (0.4%)
      1,000   Power Auth. (INS)                                             5.00           10/01/2027             1,171
      1,000   Power Auth.                                                   5.00           10/01/2029             1,134
      1,000   Power Auth. (INS)                                             5.00           10/01/2030             1,179
      1,000   Power Auth.                                                   5.00           10/01/2030             1,129
        695   Power Auth.                                                   5.00           10/01/2031               781
      1,000   Power Auth. (INS)                                             5.00           10/01/2032             1,166
        750   Waterworks Auth.                                              5.00            7/01/2023               869
        600   Waterworks Auth.                                              5.00            7/01/2024               698
        750   Waterworks Auth.                                              5.00            7/01/2025               869
      1,000   Waterworks Auth.                                              5.00            7/01/2028             1,129
      1,000   Waterworks Auth.                                              5.00            7/01/2029             1,129
      3,000   Waterworks Auth.                                              5.25            7/01/2033             3,371
                                                                                                           ------------
                                                                                                                 14,625
                                                                                                           ------------
              ILLINOIS (11.1%)
        535   Bedford Park Village                                          4.60           12/01/2017               536
      2,090   Bedford Park Village                                          4.80           12/01/2020             2,099
      3,328   Chicago                                                       6.63           12/01/2022             3,344
     30,000   Chicago (INS)                                                 4.45(c)         1/01/2023            21,843
      1,000   Chicago                                                       5.00            1/01/2031             1,103
      2,000   Chicago                                                       5.00           11/01/2031             2,225
      1,000   Chicago                                                       5.00            1/01/2032             1,101
      2,000   Chicago                                                       5.00           11/01/2033             2,212
      6,525   Chicago Midway Airport                                        5.00            1/01/2027             7,481
     11,750   Chicago Midway Airport                                        5.00            1/01/2029            13,455
      5,175   Chicago Midway Airport                                        5.00            1/01/2030             5,894
      8,910   Chicago Midway Airport                                        5.00            1/01/2031            10,088
      6,000   Chicago Midway Airport                                        5.00            1/01/2032             6,771
      1,635   Chicago Midway Airport                                        5.25            1/01/2033             1,855
      3,500   Chicago Wastewater Transmission                               5.00            1/01/2033             3,877
      1,000   Chicago Wastewater Transmission                               5.00            1/01/2034             1,106
      1,250   Chicago Wastewater Transmission                               5.00            1/01/2035             1,378
      7,000   Chicago-O'Hare International Airport (INS)                    5.00            1/01/2021             7,000
     10,000   Chicago-O'Hare International Airport (INS)                    5.00            1/01/2022            10,000
      9,000   Chicago-O'Hare International Airport                          5.25            1/01/2024            10,101
      3,620   Chicago-O'Hare International Airport (INS)                    5.00            1/01/2028             4,208
      1,500   Chicago-O'Hare International Airport (INS)                    5.00            1/01/2029             1,728
     13,480   Chicago-O'Hare International Airport                          5.25            1/01/2029            15,753
      2,150   Chicago-O'Hare International Airport (INS)                    5.13            1/01/2030             2,498
     11,560   Chicago-O'Hare International Airport                          5.00            1/01/2033            13,254
      5,675   Chicago-O'Hare International Airport                          5.00            1/01/2034             6,487
      4,500   Educational Facilities Auth.                                  4.45           11/01/2036             4,637
      2,370   Finance Auth.                                                 5.50            5/01/2017             2,478
      4,340   Finance Auth.                                                 5.75            5/01/2018             4,679
      2,080   Finance Auth.                                                 5.00            2/15/2020             2,321
      1,710   Finance Auth.                                                 5.00            2/15/2022             1,916
        750   Finance Auth.                                                 5.25            4/01/2022               769
      2,000   Finance Auth.                                                 5.00            4/01/2023             2,004
      3,400   Finance Auth. (INS) (PRE)                                     5.00           11/01/2023             3,777

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     7,140   Finance Auth.                                                 5.13%           2/15/2025      $      8,027
      4,165   Finance Auth.                                                 5.00            4/01/2025             4,171
      8,210   Finance Auth.                                                 4.50            5/15/2025             8,914
      7,665   Finance Auth.                                                 5.38            8/15/2026             8,967
      8,000   Finance Auth.                                                 4.50           11/15/2026             8,223
      1,750   Finance Auth.                                                 5.40            4/01/2027             1,789
      8,250   Finance Auth.                                                 5.50            7/01/2028             9,566
     20,000   Finance Auth.                                                 3.90            3/01/2030            20,905
      1,000   Finance Auth.                                                 5.00            5/15/2030             1,131
      3,385   Finance Auth.                                                 5.00            9/01/2034             3,734
      3,700   Finance Auth.                                                 5.00           11/15/2034             4,198
      1,100   Finance Auth.                                                 5.00            5/15/2035             1,226
      4,000   Finance Auth.                                                 5.00            8/15/2035             4,443
      3,000   Finance Auth.                                                 5.00           11/15/2035             3,396
      1,835   Herrin Community USD (INS)                                    5.00           12/01/2028             2,052
      1,925   Herrin Community USD (INS)                                    5.00           12/01/2029             2,143
      2,025   Herrin Community USD (INS)                                    5.00           12/01/2030             2,244
      6,000   Herrin Community USD (INS)                                    5.00           12/01/2034             6,564
        315   Housing Dev. Auth.                                            4.55            7/01/2021               318
        365   Housing Dev. Auth.                                            4.60            7/01/2023               368
      2,800   Kane, Cook and Dupage Counties                                5.00            1/01/2032             3,164
      4,000   Kane, Cook and Dupage Counties                                5.00            1/01/2033             4,508
      3,495   Lake County Community Unit School District (INS) (ETM)        5.13(c)        12/01/2016             3,475
      4,555   Lake County Community Unit School District (INS)              5.13(c)        12/01/2016             4,513
      2,500   Metropolitan Pier and Exposition Auth. (INS)                  5.20            6/15/2017             2,626
      1,290   Metropolitan Pier and Exposition Auth. (INS) (PRE)            5.30            6/15/2018             1,387
      1,210   Metropolitan Pier and Exposition Auth. (INS)                  5.30            6/15/2018             1,296
      1,065   Metropolitan Pier and Exposition Auth. (INS) (PRE)            5.40            6/15/2019             1,147
      2,935   Metropolitan Pier and Exposition Auth. (INS)                  5.40            6/15/2019             3,146
      5,000   Metropolitan Pier and Exposition Auth. (INS)                  5.70(c)         6/15/2026             3,352
     14,650   Municipal Electric Agency                                     4.00            2/01/2033            15,133
      7,095   Railsplitter Tobacco Settlement Auth.                         5.00            6/01/2018             7,687
     10,000   Railsplitter Tobacco Settlement Auth.                         5.50            6/01/2023            11,696
      3,000   Sports Facilities Auth. (INS)                                 5.25            6/15/2030             3,407
      5,000   Sports Facilities Auth. (INS)                                 5.25            6/15/2031             5,655
      5,000   Sports Facilities Auth. (INS)                                 5.25            6/15/2032             5,643
      8,500   Springfield                                                   5.00           12/01/2030             9,887
      3,000   Springfield (INS)                                             5.00            3/01/2034             3,421
      3,700   Springfield School District No. 186 (INS)                     5.00            2/01/2024             4,330
      7,200   Springfield School District No. 186 (INS)                     5.00            2/01/2025             8,339
      4,215   Springfield School District No. 186 (INS)                     5.00            2/01/2026             4,847
      5,000   State (INS)                                                   5.00            1/01/2021             5,487
     10,000   State (INS)                                                   5.00            4/01/2029            10,859
      5,000   Toll Highway Auth. (a)                                        5.00           12/01/2032             5,912
      5,870   Toll Highway Auth.                                            5.00            1/01/2034             6,829
      5,600   Toll Highway Auth.                                            5.00            1/01/2035             6,490
      7,000   Toll Highway Auth.                                            5.00            1/01/2036             8,081
      5,225   Village of Gilberts (INS)                                     5.00            3/01/2030             5,799
     14,070   Will County Forest Preserve District (INS)                    5.40(c)        12/01/2017            13,730
                                                                                                           ------------
                                                                                                                454,203
                                                                                                           ------------
              INDIANA (1.7%)
      1,470   Finance Auth.                                                 5.00            5/01/2024             1,722
     20,000   Finance Auth. (INS)                                           4.55           12/01/2024            20,344
      1,200   Finance Auth.                                                 5.00            5/01/2027             1,366
      1,900   Finance Auth.                                                 5.00           10/01/2027             2,014
     10,500   Finance Auth.                                                 5.00            6/01/2032            11,192
      4,000   Health and Educational Facility Financing Auth.               5.00            2/15/2021             4,023
      8,375   Health and Educational Facility Financing Auth.               5.00            2/15/2022             8,423
      3,000   Jasper County (INS)                                           5.85            4/01/2019             3,358

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     6,500   Richmond Hospital Auth.                                       5.00%           1/01/2035      $      7,373
      6,000   Rockport (INS)                                                4.63            6/01/2025             6,230
      6,040   St. Joseph County, acquired 12/17/1998; cost $5,980 (e),(h)   5.75            2/15/2019               292
      1,500   Vanderburgh County Redevelopment District (PRE)               5.00            2/01/2026             1,541
                                                                                                           ------------
                                                                                                                 67,878
                                                                                                           ------------
              IOWA (0.5%)
      1,325   Finance Auth. (INS)                                           5.00           12/01/2021             1,367
      1,390   Finance Auth. (INS)                                           5.00           12/01/2022             1,433
      1,460   Finance Auth. (INS)                                           5.00           12/01/2023             1,503
      1,535   Finance Auth. (INS)                                           5.00           12/01/2024             1,578
      1,610   Finance Auth. (INS)                                           5.00           12/01/2025             1,654
      1,690   Finance Auth. (INS)                                           5.00           12/01/2026             1,734
      2,475   Waterloo Community School District                            5.00            7/01/2024             2,722
      2,775   Waterloo Community School District                            5.00            7/01/2025             3,045
      4,510   Waterloo Community School District                            5.00            7/01/2027             4,854
                                                                                                           ------------
                                                                                                                 19,890
                                                                                                           ------------
              KANSAS (0.0%)
      1,705   Wyandotte County                                              6.07(c)         6/01/2021             1,275
                                                                                                           ------------
              KENTUCKY (0.8%)
      6,130   Economic Dev. Finance Auth.                                   4.05(c)        10/01/2024             4,667
      7,500   Economic Dev. Finance Auth. (INS)                             5.75           12/01/2028             8,059
      3,830   Louisville/Jefferson County Metro Government                  5.00           12/01/2022             4,497
      2,760   Louisville/Jefferson County Metro Government                  5.00           12/01/2023             3,212
      7,160   Louisville/Jefferson County Metro Government                  5.00           12/01/2024             8,271
      3,725   Pikeville City Hospital Improvement                           5.75            3/01/2026             4,204
                                                                                                           ------------
                                                                                                                 32,910
                                                                                                           ------------
              LOUISIANA (2.8%)
      2,750   Jefferson Parish Hospital District No. 1 (INS) (PRE)          5.50            1/01/2026             3,283
      3,000   Jefferson Parish Hospital District No. 1 (INS) (PRE)          5.38            1/01/2031             3,564
      3,750   Local Government Environmental Facilities and
                 Community Dev. Auth.                                      6.50            8/01/2029              4,442
        700   New Orleans                                                   5.00            6/01/2031               807
      1,150   New Orleans                                                   5.00            6/01/2032             1,320
      1,500   New Orleans                                                   5.00           12/01/2033             1,726
      1,500   New Orleans                                                   5.00            6/01/2034             1,711
      1,500   New Orleans                                                   5.00           12/01/2035             1,714
     20,000   Public Facilities Auth.                                       5.00            9/01/2028            20,075
      8,995   Public Facilities Auth.                                       5.00            7/01/2033            10,316
     13,550   Public Facilities Auth.                                       5.00            7/01/2034            15,493
      2,000   Public Facilities Auth. (INS)                                 5.00            6/01/2036             2,210
      5,330   Shreveport (INS)                                              5.00           12/01/2031             6,195
      5,125   Shreveport (INS)                                              5.00           12/01/2032             5,935
      1,515   Shreveport (INS)                                              5.00           12/01/2033             1,769
      1,500   Shreveport (INS)                                              5.00           12/01/2034             1,746
      1,510   Shreveport (INS)                                              5.00           12/01/2035             1,749
      2,440   Terrebonne Parish Hospital Service District No. 1             5.00            4/01/2022             2,735
      2,570   Terrebonne Parish Hospital Service District No. 1             5.00            4/01/2023             2,867
      2,000   Terrebonne Parish Hospital Service District No. 1             4.65            4/01/2024             2,174
      4,250   Terrebonne Parish Hospital Service District No. 1             5.00            4/01/2028             4,707
      5,000   Tobacco Settlement Financing Corp.                            5.00            5/15/2023             5,976

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$    10,000   Tobacco Settlement Financing Corp.                            5.25%           5/15/2031      $     11,238
                                                                                                           ------------
                                                                                                                113,752
                                                                                                           ------------
              MAINE (0.4%)
      1,635   Health and Higher Educational Facilities Auth.                5.00            7/01/2024             1,862
      1,000   Health and Higher Educational Facilities Auth.                5.00            7/01/2026             1,119
     11,500   Health and Higher Educational Facilities Auth.                6.00            7/01/2026            12,948
      1,000   Health and Higher Educational Facilities Auth.                5.00            7/01/2027             1,111
                                                                                                           ------------
                                                                                                                 17,040
                                                                                                           ------------
              MARYLAND (0.3%)
        200   Community Dev. Administration                                 5.88            7/01/2016               201
      2,500   EDC                                                           6.20            9/01/2022             2,862
      5,000   Health and Higher Educational Facilities Auth. (PRE)          6.00            1/01/2028             5,501
      1,000   Health and Higher Educational Facilities Auth.                5.00            7/01/2033             1,116
      2,200   Health and Higher Educational Facilities Auth.                5.00            7/01/2034             2,452
                                                                                                           ------------
                                                                                                                 12,132
                                                                                                           ------------
              MASSACHUSETTS (1.0%)
      5,545   Bay Transportation Auth.                                      4.60(c)         7/01/2022             4,322
      5,000   Bay Transportation Auth.                                      4.70(c)         7/01/2024             3,527
      1,600   Bay Transportation Auth.                                      4.73(c)         7/01/2025             1,074
        640   Dev. Finance Agency                                           5.00            7/01/2020               703
      1,480   Dev. Finance Agency                                           5.00            7/01/2022             1,650
      4,500   Dev. Finance Agency                                           6.25            1/01/2027             5,285
      1,720   Dev. Finance Agency                                           5.00            7/01/2027             1,853
      2,000   Dev. Finance Agency                                           5.00            7/01/2030             2,150
      2,155   Dev. Finance Agency                                           5.00            4/15/2033             2,360
      3,110   Health and Educational Facilities Auth.                       5.00            7/01/2019             3,371
      9,000   Health and Educational Facilities Auth.                       6.00            7/01/2024            10,228
      4,000   Health and Educational Facilities Auth.                       5.00            7/15/2027             4,154
        110   Water Pollution Abatement Trust                               4.75            8/01/2025               110
                                                                                                           ------------
                                                                                                                 40,787
                                                                                                           ------------
              MICHIGAN (1.4%)
      3,000   Building Auth.                                                5.00           10/15/2029             3,497
      2,000   Finance Auth. (NBGA)                                          5.00            5/01/2024             2,374
      1,700   Finance Auth. (NBGA)                                          5.00            5/01/2025             2,032
     10,000   Grand Traverse County Hospital Finance Auth.                  5.00            7/01/2029            11,174
      2,675   Hospital Finance Auth.                                        5.00           11/15/2019             2,770
      3,400   Hospital Finance Auth.                                        5.00           11/15/2022             3,512
     12,000   Kent Hospital Finance Auth.                                   5.00           11/15/2029            13,685
     10,050   State Building Auth. (INS) (PRE)                              4.81(c)        10/15/2022             7,520
      7,950   State Building Auth. (INS)                                    4.81(c)        10/15/2022             5,915
      3,000   State Trunk Line Fund                                         5.00           11/01/2019             3,423
      2,000   State Trunk Line Fund                                         5.00           11/01/2020             2,274
                                                                                                           ------------
                                                                                                                 58,176
                                                                                                           ------------
              MINNESOTA (0.4%)
      1,080   Chippewa County                                               5.38            3/01/2022             1,114
      5,120   Chippewa County                                               5.50            3/01/2027             5,266
      1,650   Higher Education Facilities Auth. (PRE)                       4.50           10/01/2027             1,700
        850   Higher Education Facilities Auth.                             4.50           10/01/2027               870
      3,500   St. Paul Housing and Redevelopment Auth. (PRE)                5.25            5/15/2026             3,646
      1,750   St. Paul Housing and Redevelopment Auth.                      5.00           11/15/2029             2,016
      1,275   St. Paul Housing and Redevelopment Auth.                      5.00           11/15/2030             1,464
                                                                                                           ------------
                                                                                                                 16,076
                                                                                                           ------------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              MISSISSIPPI (0.3%)
$     2,000   Dev. Bank                                                     5.00%           4/01/2028      $      2,306
      7,000   Dev. Bank (INS)                                               5.00            9/01/2030             7,998
      1,650   Hospital Equipment and Facilities Auth.                       5.00           12/01/2016             1,695
      1,000   Hospital Equipment and Facilities Auth.                       5.25           12/01/2021             1,028
                                                                                                           ------------
                                                                                                                 13,027
                                                                                                           ------------
              MISSOURI (1.2%)
      1,780   Cape Girardeau County Health Care Facilities IDA              5.00            6/01/2025             2,048
     17,545   Cape Girardeau County Health Care Facilities IDA              5.00            6/01/2027            16,908
      2,555   Cape Girardeau County Health Care Facilities IDA              5.00            6/01/2027             2,901
      1,000   Cass County                                                   5.00            5/01/2022             1,011
      3,315   Cass County                                                   5.38            5/01/2022             3,363
      2,000   Cass County                                                   5.50            5/01/2027             2,023
      1,000   Dev. Finance Board                                            5.00            6/01/2030             1,129
      4,215   Dev. Finance Board                                            5.00            6/01/2031             4,745
      2,310   Health and Educational Facilities Auth.                       5.00            5/01/2030             2,541
      2,350   Health and Educational Facilities Auth.                       5.25            5/01/2033             2,614
      1,760   Riverside IDA (INS)                                           5.00            5/01/2020             1,844
      1,380   Saint Louis County IDA                                        5.00            9/01/2023             1,525
      2,750   Saint Louis County IDA                                        5.50            9/01/2033             3,073
      1,330   St. Joseph IDA (PRE)                                          5.00            4/01/2027             1,401
                                                                                                           ------------
                                                                                                                 47,126
                                                                                                           ------------
              MONTANA (0.2%)
      6,500   Forsyth (INS)                                                 4.65            8/01/2023             6,648
                                                                                                           ------------
              NEBRASKA (0.1%)
      1,250   Douglas County Hospital Auth.                                 5.00           11/01/2028             1,434
      1,600   Douglas County Hospital Auth.                                 5.00           11/01/2030             1,822
                                                                                                           ------------
                                                                                                                  3,256
                                                                                                           ------------
              NEVADA (1.6%)
      2,865   Clark County                                                  5.00            5/15/2020             2,912
      3,660   Clark County                                                  5.00            7/01/2026             4,487
      2,220   Clark County                                                  5.00            7/01/2027             2,726
     20,470   Clark County                                                  5.00            7/01/2032            23,671
     10,845   Clark County                                                  5.00            7/01/2033            12,506
     18,000   Humboldt County                                               5.15           12/01/2024            19,893
                                                                                                           ------------
                                                                                                                 66,195
                                                                                                           ------------
              NEW JERSEY (3.5%)
      1,000   Casino Reinvestment Dev. Auth. (INS)                          5.00           11/01/2029             1,101
      1,000   Casino Reinvestment Dev. Auth. (INS)                          5.00           11/01/2030             1,097
      7,300   EDA (ETM)                                                     5.25            9/01/2019             8,364
      2,700   EDA                                                           5.25            9/01/2019             2,938
      5,000   EDA (INS)                                                     5.00            7/01/2022             5,057
      7,300   EDA (PRE)                                                     5.25            9/01/2022             8,678
      3,500   EDA                                                           4.45            6/01/2023             3,822
      6,000   EDA                                                           5.00            3/01/2025             6,543
     10,000   EDA (INS)                                                     5.00            6/15/2025            11,577
      5,125   EDA                                                           5.00            6/15/2025             5,702
      2,500   EDA                                                           5.00            6/15/2026             2,695
      9,000   EDA                                                           5.25            6/15/2033             9,849
      4,535   Essex County Improvement Auth. (INS)                          6.00           11/01/2025             5,190
      2,000   Health Care Facilities Financing Auth. (INS)                  5.00            7/01/2027             2,272
      1,500   Health Care Facilities Financing Auth. (INS)                  5.00            7/01/2030             1,671

================================================================================

11  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,700   New Jersey EDA                                                5.25%           9/01/2022      $      2,964
        500   South Jersey Transportation Auth.                             5.00           11/01/2030               550
        750   South Jersey Transportation Auth.                             5.00           11/01/2031               822
      1,085   South Jersey Transportation Auth.                             5.00           11/01/2034             1,181
     20,000   State Turnpike Auth.                                          5.00            1/01/2021            22,046
     10,000   State Turnpike Auth.                                          5.00            1/01/2034            11,605
      5,000   Tobacco Settlement Financing Corp.                            5.00            6/01/2017             5,288
      5,000   Transportation Trust Fund Auth. (INS)                         5.25           12/15/2022             5,673
     20,000   Transportation Trust Fund Auth.                               4.47(c)        12/15/2025            12,739
      2,000   Transportation Trust Fund Auth.                               5.25            6/15/2033             2,179
      3,000   Transportation Trust Fund Auth.                               5.25            6/15/2034             3,273
                                                                                                           ------------
                                                                                                                144,876
                                                                                                           ------------
              NEW MEXICO (0.5%)
     20,000   Farmington Pollution Control                                  4.70            5/01/2024            22,145
                                                                                                           ------------
              NEW YORK (7.5%)
      2,500   Albany IDA (PRE)                                              5.75           11/15/2022             2,731
      3,700   Chautauqua Tobacco Asset Securitization Corp.                 5.00            6/01/2034             3,910
      4,000   Dormitory Auth.                                               5.20            2/15/2016             4,017
      4,760   Dormitory Auth.                                               5.30            2/15/2017             4,781
     12,560   Dormitory Auth. (ETM)                                         5.30            2/15/2019            13,563
      5,000   Dormitory Auth.                                               5.00            7/01/2020             5,105
     24,935   Dormitory Auth. (PRE)                                         5.00            7/01/2022            26,526
        750   Dormitory Auth.                                               5.00            5/01/2023               847
        750   Dormitory Auth.                                               5.00            5/01/2024               841
      1,200   Dormitory Auth.                                               5.00            5/01/2025             1,337
      1,000   Dormitory Auth.                                               5.00            5/01/2026             1,109
      1,000   Dormitory Auth. (INS)                                         5.00           10/01/2027             1,198
      1,000   Dormitory Auth. (INS)                                         5.00           10/01/2028             1,191
      1,300   Dormitory Auth. (INS)                                         5.00           10/01/2029             1,541
     20,000   Dormitory Auth.                                               5.00            2/15/2032            23,813
      2,000   Erie County IDA                                               5.00            5/01/2028             2,388
     17,075   Long Island Power Auth.                                       5.00            4/01/2023            18,497
      5,000   Monroe County IDC (NBGA)                                      5.75            8/15/2030             5,915
     10,000   MTA                                                           6.25           11/15/2023            11,467
      2,500   MTA (INS)                                                     5.00           11/15/2024             2,687
      6,800   MTA                                                           5.00           11/15/2024             7,309
     16,565   MTA                                                           5.00           11/15/2024            17,227
      2,000   MTA                                                           5.00           11/15/2034             2,362
     10,000   MTA                                                           5.00           11/15/2034            11,810
      3,000   MTA                                                           5.00           11/15/2035             3,526
      2,000   MTA                                                           5.00           11/15/2035             2,351
         70   New York City                                                 5.75            8/01/2016                70
      5,000   New York City                                                 5.13           11/15/2022             5,557
      2,190   New York City (PRE)                                           5.13           12/01/2022             2,370
      2,140   New York City                                                 5.13           12/01/2022             2,317
      2,180   New York City (PRE)                                           5.13           12/01/2023             2,360
      3,820   New York City                                                 5.13           12/01/2023             4,135
     10,000   New York City (PRE)                                           5.00            4/01/2024            10,117
        815   New York City (PRE)                                           5.00            8/01/2024               869
      4,425   New York City                                                 5.00            8/01/2024             4,721
      5,000   New York City                                                 5.25           11/15/2024             5,549
      2,995   New York City (PRE)                                           5.00            2/01/2025             3,253
      2,005   New York City                                                 5.00            2/01/2025             2,160
      3,500   New York City Transitional Finance Auth.                      5.00            1/15/2022             3,911
          5   New York City Transitional Finance Auth. (PRE)                5.00            5/01/2026                 6
     24,995   New York City Transitional Finance Auth.                      5.00            5/01/2026            28,041
     15,350   New York City Transitional Finance Auth.                      5.00            7/15/2034            17,970
     12,485   New York City Transitional Finance Auth.                      5.00            7/15/2035            14,562
        575   Newburgh City                                                 5.00            6/15/2023               634
      2,250   Niagara Area Dev. Corp.                                       4.00           11/01/2024             2,274
      1,670   Niagara Falls City School District (INS)                      5.00            6/15/2023             2,009

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,450   Niagara Falls City School District (INS)                      5.00%           6/15/2024      $      1,758
      1,670   Niagara Falls City School District (INS)                      5.00            6/15/2025             2,006
      1,585   Rockland County                                               3.50           10/01/2021             1,643
      1,190   Rockland County                                               3.63           10/01/2022             1,231
      1,560   Rockland County                                               3.63           10/01/2023             1,611
      1,665   Rockland County                                               3.63           10/01/2024             1,714
        790   Saratoga County Capital Resource Corp.                        5.00           12/01/2028               913
        220   Suffolk County EDC (PRE)                                      5.00            7/01/2028               262
      1,280   Suffolk County EDC                                            5.00            7/01/2028             1,423
      1,350   Westchester County Local Dev. Corp.                           5.00            1/01/2028             1,487
      2,600   Yonkers (INS)                                                 5.00           10/01/2023             3,029
                                                                                                           ------------
                                                                                                                308,011
                                                                                                           ------------
              NORTH CAROLINA (0.8%)
      3,000   Eastern Municipal Power Agency (PRE)                          5.00            1/01/2024             3,243
      5,000   Eastern Municipal Power Agency (PRE)                          5.00            1/01/2026             5,594
      1,500   Medical Care Commission                                       5.00           10/01/2025             1,647
      4,805   Medical Care Commission                                       6.38            7/01/2026             5,660
      5,500   Medical Care Commission                                       5.00            7/01/2027             5,725
      1,850   Medical Care Commission                                       5.00           10/01/2030             1,962
      2,000   Municipal Power Agency No. 1 (PRE)                            5.25            1/01/2020             2,173
      3,600   Turnpike Auth. (INS)                                          5.00            1/01/2022             3,926
      3,330   Turnpike Auth. (INS)                                          5.13            1/01/2024             3,624
                                                                                                           ------------
                                                                                                                 33,554
                                                                                                           ------------
              NORTH DAKOTA (0.3%)
     11,085   Grand Forks City Health Care System                           5.00           12/01/2029            12,269
                                                                                                           ------------
              OHIO (1.6%)
      9,000   Air Quality Dev. Auth.                                        5.70            8/01/2020            10,062
      3,000   American Municipal Power, Inc.                                5.00            2/15/2021             3,421
      2,760   American Municipal Power, Inc.                                5.00            2/15/2022             3,144
      7,165   Buckeye Tobacco Settlement Financing Auth.                    5.13            6/01/2024             6,464
      2,000   Cleveland Airport System                                      5.00            1/01/2030             2,219
      1,000   Cleveland Airport System                                      5.00            1/01/2031             1,107
      2,805   Dayton City School District                                   5.00           11/01/2028             3,497
      3,655   Dayton City School District                                   5.00           11/01/2029             4,594
      3,160   Dayton City School District                                   5.00           11/01/2030             3,974
      2,000   Dayton City School District                                   5.00           11/01/2031             2,527
        555   Fairview Park City (INS)                                      4.13           12/01/2020               557
      4,365   Hamilton County                                               4.30(c)        12/01/2025             3,281
      9,000   Hancock County Hospital Facilities                            6.50           12/01/2030            10,780
      1,750   Miami County                                                  5.25            5/15/2021             1,778
      2,000   Miami County                                                  5.25            5/15/2026             2,029
        750   Southeastern Ohio Port Auth.                                  5.50           12/01/2029               822
        750   Southeastern Ohio Port Auth.                                  5.00           12/01/2035               776
      1,000   State                                                         5.00            5/01/2031             1,155
        500   State                                                         5.00            5/01/2033               573
      2,000   Turnpike and Infrastructure Commission                        5.25            2/15/2029             2,356
                                                                                                           ------------
                                                                                                                 65,116
                                                                                                           ------------
              OKLAHOMA (0.8%)
      5,360   Cherokee Nation (INS) (b)                                     4.60          12/01/2021              5,453
      2,705   Chickasaw Nation (b)                                          5.38          12/01/2017              2,819
      5,000   Chickasaw Nation (b)                                          6.00          12/01/2025              5,517
      2,020   Comanche County Hospital Auth.                                5.00           7/01/2021              2,196
      1,400   Norman Regional Hospital Auth.                                5.50           9/01/2024              1,437
     13,100   Norman Regional Hospital Auth.                                5.00           9/01/2027             13,537
                                                                                                           ------------
                                                                                                                 30,959
                                                                                                           ------------

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13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              OREGON (0.1%)
$     1,000   Washington, Yamhill and Multnomah Counties
                 Hillsboro School District No. 1J (INS) (PRE)               4.58%(c)       6/15/2025       $        687
      5,900   Washington, Yamhill and Multnomah Counties
                 Hillsboro School District No. 1J (INS) (PRE)               4.59(c)        6/15/2026              3,872
                                                                                                           ------------
                                                                                                                  4,559
                                                                                                           ------------
              PENNSYLVANIA (2.9%)
      1,410   Allegheny County Higher Education Building Auth.              5.13            3/01/2025             1,608
      1,000   Allegheny County IDA                                          5.00            9/01/2021             1,011
      1,220   Allegheny County IDA                                          5.10            9/01/2026             1,228
      5,000   Beaver County IDA                                             2.15            3/01/2017             5,010
      3,000   Bethlehem Auth. (INS)                                         5.00           11/15/2030             3,439
      1,885   Butler County Hospital Auth.                                  5.00            7/01/2035             2,101
      1,000   Chester County IDA                                            5.00           10/01/2034             1,071
      5,000   Commonwealth Financing Auth.                                  5.00            6/01/2034             5,636
      6,500   Cumberland County Municipal Auth.                             4.00           12/01/2026             6,656
      1,000   Delaware County Auth.                                         5.00           10/01/2025             1,094
      2,720   Delaware River Port Auth.                                     5.00            1/01/2025             3,105
     13,000   Economic Dev. Financing Auth.                                 4.00           10/01/2023            14,197
      1,730   Higher Educational Facilities Auth.                           5.25            7/15/2025             2,006
      2,020   Higher Educational Facilities Auth.                           5.25            7/15/2026             2,328
      2,125   Higher Educational Facilities Auth.                           5.25            7/15/2027             2,433
      2,245   Higher Educational Facilities Auth.                           5.25            7/15/2028             2,561
      2,415   Higher Educational Facilities Auth.                           5.00            7/15/2030             2,684
      1,625   Higher Educational Facilities Auth.                           5.00            7/01/2032             1,781
      1,965   Higher Educational Facilities Auth.                           5.25            7/15/2033             2,199
      1,615   Lancaster County Hospital Auth. (PRE)                         5.00           11/01/2026             1,675
      5,000   Luzerne County (INS)                                          5.00           11/15/2029             5,682
      1,200   Montgomery County IDA                                         5.00           11/15/2023             1,340
      2,750   Montgomery County IDA                                         5.00           11/15/2024             3,046
      1,000   Montour School District (INS)                                 5.00            4/01/2033             1,162
      1,500   Montour School District (INS)                                 5.00            4/01/2034             1,735
      1,500   Montour School District (INS)                                 5.00            4/01/2035             1,730
      1,250   Public School Building Auth. (NBGA)                           5.00            4/01/2023             1,403
      3,500   Turnpike Commission                                           5.00           12/01/2032             4,025
      1,500   Turnpike Commission                                           5.00           12/01/2032             1,726
      7,145   Turnpike Commission                                           5.00           12/01/2033             8,178
      4,345   Turnpike Commission                                           5.00           12/01/2033             4,980
      6,250   Turnpike Commission                                           5.00           12/01/2034             7,125
      2,000   Turnpike Commission                                           5.00           12/01/2034             2,317
      5,700   Turnpike Commission                                           5.00           12/01/2035             6,472
      2,000   Turnpike Commission                                           5.00           12/01/2035             2,302
                                                                                                           ------------
                                                                                                                117,046
                                                                                                           ------------
              PUERTO RICO (0.1%)
      2,600   Industrial, Tourist, Educational, Medical, and
                 Environmental Control Facilities Financing Auth.           5.00            4/01/2027             2,311
                                                                                                           ------------
              RHODE ISLAND (0.4%)
        205   Health and Educational Building Corp. (INS)                   5.50            5/15/2016               206
      5,500   Health and Educational Building Corp. (INS)                   5.00            5/15/2026             5,570
      2,000   Health and Educational Building Corp.                         6.00            9/01/2033             2,147
      2,000   Tobacco Settlement Financing Corp.                            5.00            6/01/2028             2,276
      2,000   Tobacco Settlement Financing Corp.                            5.00            6/01/2029             2,260
      2,500   Tobacco Settlement Financing Corp.                            5.00            6/01/2030             2,803
                                                                                                           ------------
                                                                                                                 15,262
                                                                                                           ------------

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                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              SOUTH CAROLINA (0.9%)
$     5,870   Association of Governmental Organizations
                Educational Facilities Corp. (INS) (PRE)                    4.75%          12/01/2026      $      6,098
      6,325   Association of Governmental Organizations
                Educational Facilities Corp. (INS)                          4.75           12/01/2026             6,500
      5,000   Lexington County Health Services District, Inc.               5.00           11/01/2024             5,332
      7,335   Lexington County Health Services District, Inc.               5.00           11/01/2026             7,811
      7,200   Piedmont Municipal Power Agency (INS)                         5.00            1/01/2028             8,116
      2,700   Piedmont Municipal Power Agency (INS)                         5.00            1/01/2028             3,043
                                                                                                           ------------
                                                                                                                 36,900
                                                                                                           ------------
              SOUTH DAKOTA (0.0%)
      1,700   Health and Educational Facilities Auth.                       5.00           11/01/2024             1,903
                                                                                                           ------------
              TENNESSEE (0.6%)
      5,110   Jackson Health, Educational, and Housing
                Facility Board (PRE)                                        5.25            4/01/2023             5,603
      1,890   Jackson Health, Educational, and Housing
                Facility Board                                              5.25            4/01/2023             2,045
      2,125   Johnson City Health and Educational Facilities
                Board                                                       5.25            7/01/2026             2,170
     14,750   Sullivan County Health, Educational and
                Housing Facilities Board                                    5.25            9/01/2026            15,136
                                                                                                           ------------
                                                                                                                 24,954
                                                                                                           ------------
              TEXAS (12.3%)
      2,300   Austin (INS)                                                  5.00           11/15/2024             2,309
      5,610   Austin Utility Systems (INS)                                  5.15(c)         5/15/2017             5,537
      3,055   Bastrop ISD (NBGA)                                            5.60(c)         2/15/2016             3,054
      3,155   Bastrop ISD (NBGA)                                            5.60(c)         2/15/2017             3,130
      3,715   Bexar County Health Facilities Dev. Corp.                     5.00            7/01/2027             3,823
      2,740   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                                     5.00           12/01/2025             3,017
      2,990   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                                     5.00           12/01/2027             3,215
      1,640   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                                     5.00           12/01/2028             1,756
      1,600   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                                     5.00           12/01/2029             1,714
      1,700   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                                     5.00           12/01/2030             1,814
      2,000   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                                     5.25           12/01/2035             2,157
      4,240   Boerne ISD (NBGA)                                             3.66(c)         2/01/2026             3,084
      2,680   Central Regional Mobility Auth. (INS) (PRE)                   4.55            1/01/2020             2,785
      3,445   Central Regional Mobility Auth. (INS) (PRE)                   4.60            1/01/2021             3,582
        700   Central Regional Mobility Auth.                               5.00            1/01/2021               785
        500   Central Regional Mobility Auth.                               5.00            1/01/2022               556
        885   Central Regional Mobility Auth.                               5.90(c)         1/01/2022               724
        500   Central Regional Mobility Auth.                               5.00            1/01/2023               577
      7,000   Central Regional Mobility Auth. (d)                           6.25(c)         1/01/2024             5,239
      2,500   Central Regional Mobility Auth.                               5.75            1/01/2025             2,785
      2,535   Central Regional Mobility Auth.                               6.50(c)         1/01/2026             1,732
      3,500   Central Regional Mobility Auth.                               5.00            1/01/2033             3,828
      1,250   Central Regional Mobility Auth.                               5.00            1/01/2034             1,426
      1,100   Central Regional Mobility Auth.                               5.00            1/01/2035             1,249
      2,000   Dallas/Fort Worth International Airport                       5.25           11/01/2028             2,379
      7,500   Dallas/Fort Worth International Airport                       5.25           11/01/2029             8,892
      1,000   Decatur Hospital Auth.                                        5.25            9/01/2029             1,102
      1,000   Decatur Hospital Auth.                                        5.00            9/01/2034             1,060
     13,745   Denton ISD (NBGA)                                             5.03(c)         8/15/2023             9,673

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15  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$    16,500   Denton ISD (NBGA)                                             5.06%(c)        8/15/2024      $     11,023
      1,215   Downtown Redevelopment Auth. (INS)                            5.00            9/01/2029             1,409
      1,380   Downtown Redevelopment Auth. (INS)                            5.00            9/01/2030             1,592
      2,000   Downtown Redevelopment Auth. (INS)                            5.00            9/01/2031             2,301
      1,500   Downtown Redevelopment Auth. (INS)                            5.00            9/01/2032             1,719
      2,680   Downtown Redevelopment Auth. (INS)                            5.00            9/01/2033             3,062
      2,840   Ennis ISD (PRE)                                               4.58(c)         8/15/2025             1,883
        875   Ennis ISD (NBGA)                                              4.58(c)         8/15/2025               578
      2,845   Ennis ISD (PRE)                                               4.60(c)         8/15/2026             1,800
        875   Ennis ISD (NBGA)                                              4.60(c)         8/15/2026               551
      4,710   Harris County Cultural Education Facilities Finance Corp.     5.00           12/01/2027             5,418
      1,400   Harris County Cultural Education Facilities Finance Corp.     5.00            6/01/2028             1,556
     40,000   Harris County IDC                                             5.00            2/01/2023            43,646
        750   Harris County Municipal Utility District (INS)                5.00            3/01/2030               876
      2,030   Harris County Municipal Utility District (INS)                5.00            3/01/2031             2,360
      2,500   Harris County Municipal Utility District (INS)                5.00            3/01/2032             2,896
      5,615   Houston                                                       5.00            9/01/2032             6,489
      5,345   Houston                                                       5.00            9/01/2033             6,142
      2,150   Houston                                                       5.00            9/01/2034             2,455
      1,575   Houston                                                       5.00            9/01/2035             1,788
      4,000   Houston Airport System                                        5.00            7/01/2024             4,377
      7,000   Houston Airport System                                        5.00            7/01/2025             7,647
      2,300   Houston Convention & Entertainment Facilities Department      5.00            9/01/2029             2,693
      1,000   Houston Convention & Entertainment Facilities Department      5.00            9/01/2030             1,164
      3,850   Houston Higher Education Finance Corp.                        5.25            9/01/2031             4,328
      4,075   Houston Higher Education Finance Corp.                        5.25            9/01/2032             4,560
      6,955   Houston ISD Public Facility Corp. (INS)                       5.38(c)         9/15/2016             6,920
      2,635   Houston ISD Public Facility Corp. (INS)                       5.38(c)         9/15/2016             2,622
      3,885   Houston ISD Public Facility Corp. (INS)                       5.40(c)         9/15/2017             3,805
      4,000   Karnes County Hospital District                               5.00            2/01/2029             4,344
      4,000   Karnes County Hospital District                               5.00            2/01/2034             4,310
      4,555   Lower Colorado River Auth. (INS)                              4.38            5/15/2025             4,619
      2,000   Lower Colorado River Auth. (INS)                              4.38            5/15/2026             2,028
        935   Marlin ISD Public Facility Corp., acquired
                7/22/1998; cost $950 (e)                                    5.85            2/15/2018               942
      3,425   Mesquite Health Facilities Dev. Corp.                         5.50            2/15/2025             3,432
      2,040   Midlothian Dev. Auth. (INS)                                   5.00           11/15/2018             2,111
      2,235   Midlothian Dev. Auth. (INS)                                   5.00           11/15/2021             2,312
      1,695   Midlothian Dev. Auth. (INS)                                   5.00           11/15/2026             1,717
      2,025   Midlothian Dev. Auth.                                         5.13           11/15/2026             2,041
      2,155   New Braunfels ISD (NBGA)                                      3.04(c)         2/01/2023             1,814
      7,500   New Hope Cultural Education Facilities Corp.                  5.00            7/01/2030             8,120
      9,000   New Hope Cultural Education Facilities Corp.                  5.00            7/01/2035             9,560
      2,190   North Texas Tollway Auth. (PRE)                               6.00            1/01/2023             2,406
        310   North Texas Tollway Auth.                                     6.00            1/01/2023               337
     15,000   North Texas Tollway Auth.                                     6.00            1/01/2025            16,794
     20,000   North Texas Tollway Auth. (INS)                               3.85(c)         1/01/2029            12,634
      1,500   North Texas Tollway Auth.                                     5.00            1/01/2031             1,733
      8,000   North Texas Tollway Auth.                                     5.00            1/01/2032             9,309
      7,500   North Texas Tollway Auth.                                     5.00            1/01/2034             8,733
      2,230   Permanent Univ. Fund                                          5.00            7/01/2032             2,701
      3,250   Permanent Univ. Fund                                          5.00            7/01/2033             3,921
      2,500   Permanent Univ. Fund                                          5.00            7/01/2034             3,002
      2,965   Plano ISD (NBGA) (PRE)                                        4.50            2/15/2023             2,980
      2,000   Red River Education Finance Corp. (PRE)                       4.38            3/15/2025             2,017
      3,000   Red River Education Finance Corp. (PRE)                       4.38            3/15/2026             3,025
      8,395   Rockwall ISD (NBGA) (PRE)                                     5.14(c)         2/15/2022             6,189
      9,205   Sabine River Auth. (INS)                                      4.95            3/01/2018             9,837
      2,000   San Leanna Education Facilities Corp.                         5.00            6/01/2018             2,098
      1,965   San Leanna Education Facilities Corp.                         5.13            6/01/2023             2,043
      1,000   San Leanna Education Facilities Corp.                         5.13            6/01/2024             1,038

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,545   San Leanna Education Facilities Corp.                         5.13%           6/01/2025      $      1,601
      3,750   Tarrant County Cultural Education Facilities Finance Corp.    5.25           11/15/2022             3,996
      1,100   Tarrant County Cultural Education Facilities Finance Corp.    6.00           11/15/2026             1,149
      8,300   Tarrant County Cultural Education Facilities Finance Corp.    5.13            5/15/2027             8,414
      5,000   Tarrant Regional Water District (INS) (PRE)                   4.38            3/01/2021             5,034
      4,510   Transportation Commission (PRE)                               4.38            4/01/2025             4,556
      2,490   Transportation Commission (PRE)                               4.38            4/01/2025             2,516
     13,000   Transportation Commission (PRE)                               4.50            4/01/2026            13,621
      7,235   Transportation Commission                                     5.00           10/01/2026             9,204
     10,000   Transportation Commission                                     5.00            8/15/2033            11,347
      8,500   Transportation Commission                                     5.00            8/15/2034             9,617
      7,005   Trophy Club Public Improvement District No. 1(INS)            5.00            6/01/2033             8,023
      7,170   Tyler Health Facilities Dev. Corp.                            5.25           11/01/2019             7,485
      7,945   Tyler Health Facilities Dev. Corp.                            5.25           11/01/2021             8,235
      3,360   Tyler Health Facilities Dev. Corp.                            5.25           11/01/2022             3,469
      3,800   Tyler Health Facilities Dev. Corp.                            5.25           11/01/2023             3,911
      8,745   Tyler Health Facilities Dev. Corp.                            5.25            7/01/2026             9,079
     10,000   Tyler Health Facilities Dev. Corp.                            5.50            7/01/2027            11,146
      7,875   Univ. of Texas System (PRE)                                   4.25            8/15/2025             8,183
      2,125   Univ. of Texas System                                         4.25            8/15/2025             2,203
      1,795   Weatherford ISD (NBGA)                                        4.73(c)         2/15/2023             1,294
      1,795   Weatherford ISD (NBGA)                                        4.77(c)         2/15/2024             1,231
      5,970   Williamson County (INS) (PRE)                                 5.13            2/15/2022             6,268
                                                                                                           ------------
                                                                                                                500,373
                                                                                                           ------------
              U.S. VIRGIN ISLANDS (0.2%)
      6,500   Public Finance Auth. (b)                                      5.00            9/01/2030             7,487
                                                                                                           ------------
              UTAH (0.2%)
     18,631   Jordanelle Special Service District, acquired
                6/18/2009; cost $18,632 (b),(e),(h)                         4.44            8/01/2030             8,385
                                                                                                           ------------
              VERMONT (0.3%)
      9,000   EDA                                                           5.00           12/15/2020            10,363
                                                                                                           ------------
              VIRGINIA (0.8%)
      1,750   Albemarle County IDA                                          5.00            1/01/2024             1,777
      2,290   College Building Auth.                                        5.00            6/01/2021             2,301
     11,280   College Building Auth.                                        5.00            6/01/2026            11,305
     14,924   Farms of New Kent Community Dev. Auth.,
                acquired 9/08/2006-10/04/2007; cost
                $14,395 (e),(h)                                             5.13            3/01/2036             3,732
     10,000   Roanoke County EDA                                            5.00            7/01/2025            11,294
      1,000   Small Business Financing Auth.                                5.13            9/01/2022             1,053
                                                                                                           ------------
                                                                                                                 31,462
                                                                                                           ------------
              WASHINGTON (0.1%)
      5,000   Tobacco Settlement Auth.                                      5.25            6/01/2031             5,530
                                                                                                           ------------
              WISCONSIN (0.5%)
      8,300   Health and Educational Facilities Auth.                       5.13            2/15/2026             8,343
      1,500   Health and Educational Facilities Auth.                       5.00            8/15/2026             1,729
      2,000   Health and Educational Facilities Auth.                       5.00            7/15/2028             2,268
      1,935   Health and Educational Facilities Auth.                       5.00            8/15/2029             2,192
      5,000   Health and Educational Facilities Auth.                       5.13            4/15/2031             5,612

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,000   Health and Educational Facilities Auth.                       5.00%           8/15/2034      $      1,122
                                                                                                           ------------
                                                                                                                 21,266
                                                                                                           ------------
              Total Fixed-Rate Instruments (cost: $3,271,696)                                                 3,444,628
                                                                                                           ------------
              PUT BONDS (7.9%)

              ARIZONA (1.1%)
     16,000   Health Facilities Auth.                                       1.86 (i)        2/01/2048            16,351
     30,000   Health Facilities Auth.                                       1.86 (i)        2/01/2048            30,489
                                                                                                           ------------
                                                                                                                 46,840
                                                                                                           ------------
              ARKANSAS (0.7%)
     29,000   Dev. Finance Auth.                                            1.56 (i)        9/01/2044            28,713
                                                                                                           ------------
              CALIFORNIA (0.7%)
     10,000   Bay Area Toll Auth.                                           0.91 (i)        4/01/2045             9,838
     17,000   Bay Area Toll Auth.                                           1.11 (i)        4/01/2045            16,819
                                                                                                           ------------
                                                                                                                 26,657
                                                                                                           ------------
              FLORIDA (0.4%)
     16,000   Putnam County Dev. Auth. (INS)                                5.35            3/15/2042            17,430
                                                                                                           ------------
              ILLINOIS (0.3%)
      5,000   Chicago Board of Education                                    0.84 (i)        3/01/2036             4,578
      7,500   Educational Facilities Auth.                                  4.75           11/01/2036             7,712
                                                                                                           ------------
                                                                                                                 12,290
                                                                                                           ------------
              INDIANA (0.1%)
      4,000   Rockport Pollution Control                                    1.75            6/01/2025             4,016
                                                                                                           ------------
              LOUISIANA (0.4%)
     16,750   St. Charles Parish                                            4.00           12/01/2040            18,046
                                                                                                           ------------
              MASSACHUSETTS (0.2%)
      6,000   Dev. Finance Agency (PRE)                                     5.75           12/01/2042             6,919
                                                                                                           ------------
              MICHIGAN (0.4%)
     15,000   Hospital Finance Auth.                                        6.00           12/01/2034            16,418
                                                                                                           ------------
              MONTANA (0.2%)
      8,500   Forsyth                                                       3.90 (i)        3/01/2031             8,860
                                                                                                           ------------
              NEW JERSEY (0.5%)
     20,000   Transportation Trust Fund Auth.                               1.21 (i)        6/15/2034            19,010
                                                                                                           ------------
              NEW MEXICO (0.8%)
     10,000   Farmington                                                    4.75            6/01/2040            10,449
     20,000   Farmington                                                    5.20            6/01/2040            22,204
                                                                                                           ------------
                                                                                                                 32,653
                                                                                                           ------------
              OHIO (1.0%)
      8,000   Air Quality Dev. Auth.                                        5.75            6/01/2033             8,134
     30,000   Ohio Water Dev. Auth.                                         4.00           12/01/2033            31,231
                                                                                                           ------------
                                                                                                                 39,365
                                                                                                           ------------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              PENNSYLVANIA (0.7%)
$     8,800   Beaver County IDA                                             2.70%           4/01/2035      $      8,821
     11,000   Berks County Municipal Auth.                                  1.51 (i)       11/01/2039            11,089
      8,750   Economic Dev. Financing Auth.                                 2.55           11/01/2041             8,721
                                                                                                           ------------
                                                                                                                 28,631
                                                                                                           ------------
              TEXAS (0.4%)
     14,935   San Antonio Housing Trust Finance Corp. (NBGA)                3.50            4/01/2043            15,323
                                                                                                           ------------
              Total Put Bonds (cost: $312,006)                                                                  321,171
                                                                                                           ------------

              ADJUSTABLE-RATE NOTES (0.4%)

              NEW JERSEY (0.4%)
     10,000   EDA                                                           1.56            9/01/2027             8,855
     10,000   EDA                                                           1.61            3/01/2028             8,805
                                                                                                           ------------
                                                                                                                 17,660
                                                                                                           ------------
              Total Adjustable-Rate Notes (cost: $20,000)                                                        17,660
                                                                                                           ------------
              VARIABLE-RATE DEMAND NOTES (6.7%)

              CALIFORNIA (0.8%)
      2,450   Infrastructure and Economic Dev. Bank
                 (LOC - California Bank & Trust)                            0.31           10/01/2028             2,450
     18,855   State (LIQ) (LOC - Dexia Credit Local) (b)                    0.19            8/01/2027            18,855
      5,800   State (LIQ) (LOC - Dexia Credit Local) (b)                    0.19            8/01/2027             5,800
      4,815   Victorville Joint Powers Financing Auth. (LOC - BNP Paribas)  0.87            5/01/2040             4,815
                                                                                                           ------------
                                                                                                                 31,920
                                                                                                           ------------
              CONNECTICUT (0.1%)
      5,000   State (j)                                                     0.27            7/01/2017             5,000
                                                                                                           ------------
              DISTRICT OF COLUMBIA (0.5%)
     20,560   Howard Univ. (LIQ) (LOC - Deutsche Bank A.G.) (b)             0.26           10/01/2041            20,560
                                                                                                           ------------
              IDAHO (0.3%)
     12,635   Housing and Finance Association (j)                           0.26            1/01/2038            12,635
                                                                                                           ------------
              ILLINOIS (1.6%)
      7,000   Chicago Board of Education (LIQ)
                 (LOC - Deutsche Bank A.G.) (b)                             0.36           12/01/2039             7,000
     13,800   State (LIQ) (LOC - Deutsche Bank A.G.) (b)                    0.32            7/01/2033            13,800
     29,495   State (LIQ) (LOC - Deutsche Bank A.G.) (b)                    0.32            2/01/2039            29,495
     14,100   State Toll Highway Auth. (INS) (LIQ)                          0.25            1/01/2016            14,100
                                                                                                           ------------
                                                                                                                 64,395
                                                                                                           ------------
              KENTUCKY (0.1%)
      5,000   Economic Dev. Finance Auth. (INS) (LIQ) (b)                   0.21            6/01/2016             5,000
                                                                                                           ------------
              LOUISIANA (2.0%)
     36,600   St. James Parish                                              0.33           11/01/2040            36,600
     45,100   St. James Parish                                              0.40           11/01/2040            45,100
                                                                                                           ------------
                                                                                                                 81,700
                                                                                                           ------------

================================================================================

19  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)          SECURITY                                                     RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
               TEXAS (0.9%)
$    10,000    Port of Port Arthur Navigation District                      0.27%          12/01/2039      $     10,000
     16,000    Port of Port Arthur Navigation District                      0.27           11/01/2040            16,000
     10,000    Weslaco Health Facilities Dev. Corp. (LOC - Compass Bank)    0.25            6/01/2038            10,000
                                                                                                           ------------
                                                                                                                 36,000
                                                                                                           ------------
               WYOMING (0.4%)
     14,200    Gillette                                                     0.22            1/01/2018            14,200
                                                                                                           ------------
               Total Variable-Rate Demand Notes (cost: $271,410)                                                271,410
                                                                                                           ------------

               TOTAL INVESTMENTS (COST: $3,875,112)                                                        $  4,054,869
                                                                                                           ============

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------

                                              (LEVEL 1)           (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES           OTHER          SIGNIFICANT
                                              IN ACTIVE          SIGNIFICANT      UNOBSERVABLE
                                               MARKETS            OBSERVABLE         INPUTS
                                            FOR IDENTICAL           INPUTS
ASSETS                                         ASSETS                                                            TOTAL
----------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                      $         --        $   3,444,628     $        --      $         3,444,628
Put Bonds                                             --              321,171              --                  321,171
Adjustable-Rate Notes                                 --               17,660              --                   17,660
Variable-Rate Demand Notes                            --              271,410              --                  271,410
----------------------------------------------------------------------------------------------------------------------
Total                                       $         --        $   4,054,869     $        --      $         4,054,869
----------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2015, through December 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

21  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2015, were $216,604,000 and $36,847,000, respectively, resulting in net unrealized appreciation of $179,757,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,080,268,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
(a) At December 31, 2015, the aggregate market value of securities purchased on a when-issued basis was $14,504,000.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d) At December 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2015, was $13,810,000, which represented 0.3% of the Fund's net assets.
(f) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(g)     Up to 6.05% of the 6.95% coupon may be PIK.
(h) At December 31, 2015, the issuer was in default with respect to portions of interest and/or principal payments.
(i) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2015.
(j) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

================================================================================

23  | USAA Tax Exempt Intermediate-Term Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

48460-0216                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD      Community College District
EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

1  | USAA Tax Exempt Long-Term Fund

================================================================================

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Citibank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
December 31, 2015 (unaudited)

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (96.0%)

              ALABAMA (0.9%)
$     4,245   Chatom IDB (INS)                                               5.00%          8/01/2037      $      4,760
      2,500   Montgomery Medical Clinic Board                                4.75           3/01/2031             2,519
      2,500   Montgomery Medical Clinic Board                                4.75           3/01/2036             2,519
      1,750   Montgomery Medical Clinic Board (a)                            5.00           3/01/2036             1,932
      7,000   Port Auth.                                                     6.00          10/01/2035             8,172
      2,000   Selma IDB                                                      5.80           5/01/2034             2,241
                                                                                                           ------------
                                                                                                                 22,143
                                                                                                           ------------
              ARIZONA (2.3%)
      5,000   Apache County IDA                                              4.50           3/01/2030             5,469
      5,000   Goodyear                                                       5.63           7/01/2039             5,824
      6,000   Health Facilities Auth.                                        5.00           2/01/2042             6,410
      7,000   Maricopa County                                                5.00           6/01/2035             7,827
      1,000   Phoenix Civic Improvement Corp. (INS)                          5.50           7/01/2029             1,267
      1,500   Phoenix Civic Improvement Corp. (INS)                          5.50           7/01/2030             1,910
      6,000   Phoenix IDA (b)                                                5.00           7/01/2044             6,129
      3,000   Pima County IDA                                                4.00           9/01/2029             3,148
      2,685   Pima County IDA                                                4.50           6/01/2030             2,937
      3,000   Pima County IDA                                                5.25          10/01/2040             3,331
      2,000   Yavapai County IDA                                             5.63           8/01/2033             2,116
      7,500   Yavapai County IDA                                             5.63           8/01/2037             7,925
                                                                                                           ------------
                                                                                                                 54,293
                                                                                                           ------------
              ARKANSAS (0.1%)
      1,000   Dev. Finance Auth. (INS)                                       4.97(c)        7/01/2028               681
      1,165   Dev. Finance Auth. (INS)                                       4.98(c)        7/01/2029               760
      1,150   Dev. Finance Auth. (INS)                                       4.99(c)        7/01/2030               711
      2,500   Dev. Finance Auth. (INS)                                       5.03(c)        7/01/2036             1,074
                                                                                                           ------------
                                                                                                                  3,226
                                                                                                           ------------
              CALIFORNIA (9.9%)
      1,000   Cerritos CCD                                                   5.63(c)        8/01/2031               578
      2,500   Cerritos CCD                                                   5.67(c)        8/01/2032             1,385
      2,175   Cerritos CCD                                                   5.71(c)        8/01/2033             1,156
      1,000   Cerritos CCD                                                   5.76(c)        8/01/2034               508
      1,500   Cerritos CCD                                                   5.82(c)        8/01/2035               724
      2,200   Cerritos CCD                                                   5.88(c)        8/01/2036             1,015
      8,500   Coachella Valley USD (INS)                                     5.95(c)        8/01/2041             2,976
      6,700   Corona-Norco USD (INS)                                         5.50           8/01/2039             7,647
      3,000   El Camino CCD                                                  5.08(c)        8/01/2034             1,570
      3,000   El Camino CCD                                                  5.24(c)        8/01/2038             1,339
     10,000   El Monte Union High School District (INS)                      5.75(c)        6/01/2042             3,401
      2,500   Escondido Union High School District (INS)                     5.00           6/01/2037             2,800
      2,410   Golden State Tobacco Securitization (INS)                      4.55           6/01/2022             2,589
      5,000   Golden State Tobacco Securitization (INS)                      4.60           6/01/2023             5,369
      2,000   Golden State Tobacco Securitization                            5.00           6/01/2030             2,324
      5,000   Indio Redevelopment Agency                                     5.25           8/15/2035             5,444

================================================================================

3  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$    17,025   Inland Empire Tobacco Securitization Auth.                     5.75%          6/01/2026      $     17,181
      2,000   Jurupa Public Finance Auth. (INS)                              5.00           9/01/2033             2,248
      1,200   Los Alamitos USD, 5.95%, 8/01/2024                             5.95(d)        8/01/2034               972
      4,500   Los Alamitos USD, 6.05%, 8/01/2024                             6.05(d)        8/01/2042             3,526
      3,000   Monterey Peninsula USD (INS)                                   5.50           8/01/2034             3,591
     15,000   Palomar Pomerado Health                                        5.13           8/01/2037            15,798
      1,860   Paramount USD                                                  6.82(c)        8/01/2034               876
      2,000   Paramount USD                                                  6.86(c)        8/01/2035               899
      2,750   Paramount USD                                                  6.88(c)        8/01/2036             1,180
      2,750   Paramount USD                                                  6.90(c)        8/01/2037             1,121
      6,000   Pollution Control Financing Auth.                              5.00          11/21/2045             6,154
      2,500   Public Works Board                                             5.00          12/01/2029             2,941
      2,610   Public Works Board                                             5.00           4/01/2030             2,637
      2,000   Public Works Board                                             5.00          10/01/2030             2,286
      2,950   Public Works Board                                             5.00           6/01/2031             3,464
      1,110   Public Works Board                                             5.00          10/01/2031             1,265
      2,000   Public Works Board                                             5.00          12/01/2031             2,333
      3,500   Public Works Board                                             5.00          10/01/2039             4,050
      2,560   Sacramento City Schools Joint Powers Financing Auth. (INS)     5.00           3/01/2036             2,885
      2,000   Sacramento City Schools Joint Powers Financing Auth. (INS)     5.00           3/01/2040             2,229
      2,500   San Diego Public Facilities Financing Auth.                    5.00          10/15/2044             2,869
      4,365   San Francisco City and County Redevelopment
                     Financing Auth. (INS)                                   4.88           8/01/2036             4,471
      3,000   San Marcos Schools Financing Auth. (INS)                       5.00           8/15/2040             3,379
     13,605   San Ysidro School District (INS)                               5.58(c)        8/01/2036             5,650
     14,285   San Ysidro School District (INS)                               5.64(c)        8/01/2037             5,649
     15,000   Santa Ana USD (INS)                                            5.45(c)        4/01/2029             9,355
      5,000   Southern California Public Power Auth.                         5.00           7/01/2040             5,648
     24,700   State                                                          4.50           8/01/2030            25,722
      5,000   State                                                          5.75           4/01/2031             5,761
      6,000   State                                                          5.00          11/01/2032             6,465
      5,000   State                                                          5.00          12/01/2032             5,405
      8,000   State                                                          5.25           4/01/2035             9,417
      6,750   State                                                          5.00           2/01/2038             7,815
      8,885   Stockton USD (INS)                                             7.33(c)        8/01/2034             4,247
      2,500   Victor Elementary School District (INS)                        5.13           8/01/2034             2,833
      5,180   Washington Township Health Care Dist.                          5.25           7/01/2030             5,707
      5,000   Washington Township Health Care Dist.                          5.50           7/01/2038             5,515
                                                                                                           ------------
                                                                                                                234,369
                                                                                                           ------------
              COLORADO (2.6%)
      3,500   Denver Convention Center Hotel Auth. (INS)                     4.75          12/01/2035             3,543
     15,765   Denver Health and Hospital Auth.                               4.75          12/01/2034            16,084
      2,000   E-470 Public Highway Auth.                                     5.38           9/01/2026             2,249
     10,000   E-470 Public Highway Auth. (INS)                               5.06(c)        9/01/2035             4,222
      2,500   Educational and Cultural Facilities Auth.                      5.25           4/01/2043             2,814
      2,190   Health Facilities Auth. (PRE)                                  5.00           6/01/2029             2,232
      1,310   Health Facilities Auth.                                        5.00           6/01/2029             1,325
      2,135   Health Facilities Auth. (PRE)                                  5.25           6/01/2031             2,178
        865   Health Facilities Auth.                                        5.25           6/01/2031               875
      2,000   Health Facilities Auth.                                        5.00           6/01/2035             2,019
      1,780   Health Facilities Auth. (PRE)                                  5.25           6/01/2036             1,816
        720   Health Facilities Auth.                                        5.25           6/01/2036               728
      5,000   Health Facilities Auth.                                        5.00          12/01/2042             5,355
      6,000   Health Facilities Auth.                                        5.00           6/01/2045             6,518
      1,000   Park Creek Metropolitan District                               5.00          12/01/2045             1,115
      5,000   Regional Transportation District                               5.00           6/01/2044             5,622
      2,000   Vista Ridge Metropolitan District (INS)                        5.00          12/01/2036             2,015
                                                                                                           ------------
                                                                                                                 60,710
                                                                                                           ------------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              CONNECTICUT (0.3%)
$     2,500   Health and Educational Facilities Auth. (INS)                  5.13%          7/01/2030      $      2,504
      2,000   Health and Educational Facilities Auth.                        5.00           7/01/2035             2,240
     49,284   Mashantucket (Western) Pequot Tribe, acquired
                7/01/2013-9/30/2015; cost $30,717 (e),(f)                    6.95(g)        7/01/2031             3,242
                                                                                                           ------------
                                                                                                                  7,986
                                                                                                           ------------
              DELAWARE (0.2%)
      4,000   EDA                                                            5.40           2/01/2031             4,478
                                                                                                           ------------
              DISTRICT OF COLUMBIA (2.7%)
     11,320   Community Academy Public Charter School, Inc. (INS)            5.13           5/01/2037            11,169
      1,305   District of Columbia                                           5.00           7/01/2036             1,423
      1,500   District of Columbia                                           5.00           7/01/2042             1,615
      1,700   District of Columbia                                           6.00           7/01/2043             1,960
      1,450   District of Columbia                                           6.00           7/01/2048             1,661
      7,500   Metropolitan Washington Airports Auth.                         5.13          10/01/2034             8,243
      5,000   Metropolitan Washington Airports Auth.                         5.00          10/01/2039             5,664
     10,000   Metropolitan Washington Airports Auth.                         5.63          10/01/2039            11,071
     10,000   Metropolitan Washington Airports Auth.                         5.00          10/01/2053            10,712
     10,000   Washington Convention & Sports Auth.                           5.00          10/01/2040            11,212
                                                                                                           ------------
                                                                                                                 64,730
                                                                                                           ------------
              FLORIDA (11.3%)
      7,000   Atlantic Beach Health Care Facilities Auth.                    5.63          11/15/2043             7,804
      2,000   Brevard County Health Facilities Auth. (PRE)                   7.00           4/01/2039             2,375
     20,000   Brevard County School Board (INS) (PRE)                        5.00           7/01/2032            21,267
      1,500   Broward County (PRE)                                           5.25          10/01/2034             1,674
        350   Broward County School Board (INS)                              5.25           7/01/2027               385
     10,000   Broward County School Board (INS) (PRE)                        5.00           7/01/2032            10,636
      2,000   Clearwater                                                     5.25          12/01/2039             2,244
      5,675   Department of Children and Family Services                     5.00          10/01/2025             5,697
      1,500   Escambia County                                                6.25          11/01/2033             1,734
      1,000   Escambia County Housing Finance Auth. (INS)                    5.75           6/01/2031             1,127
      3,950   Gainesville                                                    5.25          10/01/2034             4,503
      3,000   Halifax Hospital Medical Center                                5.00           6/01/2046             3,264
      1,000   Hialeah Gardens Health Care Facilities Auth.
                (LOC - SunTrust Bank)                                        5.00           8/15/2037             1,035
        600   Higher Educational Facility Auth.                              5.00           4/01/2032               655
      1,500   Higher Educational Facility Auth.                              5.25           4/01/2042             1,636
      2,270   Jacksonville                                                   5.00          10/01/2029             2,625
      5,750   Jacksonville Economic Dev. Commission                          5.00          11/15/2036             5,839
        500   Lakeland Educational Facility                                  5.00           9/01/2037               534
      1,000   Lakeland Educational Facility                                  5.00           9/01/2042             1,060
      4,000   Lee County IDA                                                 5.75          10/01/2042             4,318
      5,000   Lee County IDA                                                 5.50          10/01/2047             5,332
      1,500   Miami (INS)                                                    5.00          10/01/2034             1,656
     13,125   Miami (INS)                                                    5.25           7/01/2035            14,354
      4,000   Miami (INS)                                                    5.25           7/01/2039             4,357
      2,000   Miami Beach                                                    5.00           9/01/2040             2,240
      6,875   Miami-Dade County                                              5.00          10/01/2029             7,838
      3,950   Miami-Dade County                                              5.00          10/01/2034             4,484
     23,205   Miami-Dade County                                              5.38          10/01/2035            26,496
      5,000   Miami-Dade County                                              5.00           7/01/2039             5,657
      5,000   Miami-Dade County                                              5.00           7/01/2040             5,584
      1,750   Miami-Dade County                                              5.00          10/01/2043             1,952
      5,000   Miami-Dade County School Board (INS) (PRE)                     5.25           2/01/2027             5,632
      5,000   Miami-Dade County School Board (INS)                           5.00           5/01/2033             5,381
      2,500   Municipal Loan Council (INS)                                   5.25          10/01/2033             2,911
      5,000   Orange County (INS)                                            5.00          10/01/2031             5,151

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5  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                    COUPON                FINAL             VALUE
(000)         SECURITY                                                      RATE             MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     3,000   Orange County Health Facilities Auth.                         5.25%          10/01/2035      $      3,263
      6,255   Orange County Health Facilities Auth.                         5.13           11/15/2039             6,310
     12,170   Orange County School Board (INS) (PRE)                        5.00            8/01/2031            12,498
      5,000   Orange County School Board (INS) (PRE)                        5.00            8/01/2032             5,329
     10,000   Orange County School Board (INS)                              5.50            8/01/2034            11,114
      6,000   Orlando-Orange County Expressway Auth.                        5.00            7/01/2035             6,720
      2,000   Orlando-Orange County Expressway Auth.                        5.00            7/01/2035             2,240
     10,000   Palm Beach County                                             5.00           10/01/2031            11,632
      1,000   Pinellas County Educational Facilities Auth.                  5.00           10/01/2027             1,116
      1,000   Pinellas County Educational Facilities Auth.                  5.25           10/01/2030             1,119
      3,650   Pinellas County Educational Facilities Auth. (h)              6.00           10/01/2041             4,133
      4,000   Port St. Lucie Utility System (INS)                           4.64(c)         9/01/2032             1,877
      4,000   Port St. Lucie Utility System (INS)                           4.65(c)         9/01/2033             1,789
      1,000   Sarasota County Public Hospital District                      5.63            7/01/2039             1,109
      3,000   St. Petersburg Health Facilities Auth. (PRE)                  6.50           11/15/2039             3,607
      3,400   Sumter County (INS) (PRE)                                     5.00            6/01/2036             3,466
      2,200   Tampa Housing Auth.                                           4.85            7/01/2036             2,213
      3,050   Tampa-Hillsborough County Expressway Auth.                    5.00            7/01/2042             3,377
      2,350   Volusia County Educational Facilities Auth. (INS)             5.00           10/15/2029             2,650
      2,000   Volusia County Educational Facilities Auth.                   5.00           10/15/2045             2,203
      1,165   West Palm Beach Community Redevelopment Agency (PRE)          5.00            3/01/2029             1,174
                                                                                                           ------------
                                                                                                                268,376
                                                                                                           ------------
              GEORGIA (1.6%)
      3,500   Atlanta Airport                                               5.00            1/01/2035             3,909
     10,000   Burke County Dev. Auth.                                       7.00            1/01/2023            11,080
      4,000   Dahlonega Downtown Dev. Auth. (INS)                           5.00            7/01/2040             4,480
      3,600   Glynn-Brunswick Memorial Hospital Auth. (PRE)                 5.63            8/01/2034             4,019
        400   Glynn-Brunswick Memorial Hospital Auth.                       5.63            8/01/2034               436
      1,600   Private Colleges & Universities Auth.                         5.00           10/01/2032             1,773
     10,000   Savannah EDA                                                  6.15            3/01/2017            10,416
      1,000   Thomasville Hospital Auth.                                    5.25           11/01/2035             1,122
      1,250   Thomasville Hospital Auth.                                    5.38           11/01/2040             1,399
                                                                                                           ------------
                                                                                                                 38,634
                                                                                                           ------------
              HAWAII (0.3%)
      6,000   Department of Budget and Finance                              6.50            7/01/2039             6,808
                                                                                                           ------------
              IDAHO (0.1%)
      1,500   Health Facilities Auth. (INS)                                 5.00            7/01/2035             1,651
                                                                                                           ------------
              ILLINOIS (11.1%)
        520   Chicago (INS)                                                 5.25            1/01/2029               522
      4,020   Chicago                                                       6.75           12/01/2032             4,038
      3,000   Chicago                                                       5.00            1/01/2039             3,279
      4,000   Chicago                                                       5.00            1/01/2044             4,326
      3,000   Chicago                                                       5.00           11/01/2044             3,266
      5,000   Chicago-O'Hare International Airport                          5.75            1/01/2039             5,826
      5,000   Chicago-O'Hare International Airport                          5.75            1/01/2043             5,730
      2,000   Finance Auth.                                                 5.00            4/01/2026             2,002
      5,000   Finance Auth.                                                 5.50            8/15/2028             5,476
      2,500   Finance Auth. (INS) (PRE)                                     5.75           11/01/2028             2,829
     14,000   Finance Auth.                                                 3.90            3/01/2030            14,634
      5,000   Finance Auth. (PRE)                                           7.25           11/01/2030             5,868
      4,500   Finance Auth.                                                 5.00            4/01/2031             4,502
      7,565   Finance Auth.                                                 5.50            4/01/2032             7,724
      8,000   Finance Auth.                                                 6.00           10/01/2032             9,571
     13,275   Finance Auth.                                                 4.50           11/15/2032            13,616
      6,000   Finance Auth.                                                 4.00            2/01/2033             6,222

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     5,000   Finance Auth. (PRE)                                            5.75%         10/01/2035      $      5,640
      7,000   Finance Auth.                                                  5.00           4/01/2036             6,991
     20,000   Finance Auth.                                                  5.38           8/15/2039            21,577
      1,205   Finance Auth.                                                  5.25          10/01/2039             1,278
      5,000   Finance Auth.                                                  6.00           7/01/2043             5,943
      2,000   Finance Auth.                                                  5.00           8/15/2044             2,188
      2,500   Housing Dev. Auth.                                             4.85           1/01/2037             2,513
        935   Metropolitan Pier and Expositon Auth. (INS) (PRE)              5.50           6/15/2020             1,008
      4,065   Metropolitan Pier and Expositon Auth. (INS)                    5.50           6/15/2020             4,360
        770   Metropolitan Pier and Expositon Auth. (INS) (PRE)              5.55           6/15/2021               831
      1,730   Metropolitan Pier and Expositon Auth. (INS)                    5.55           6/15/2021             1,855
     10,000   Railsplitter Tobacco Settlement Auth.                          5.50           6/01/2023            11,696
     23,980   Regional Transportation Auth. (INS)                            5.75           6/01/2020            28,032
     37,550   Regional Transportation Auth. (INS)                            6.50           7/01/2030            51,035
      3,000   Springfield (INS)                                              5.00           3/01/2040             3,375
      2,000   Springfield Metro Sanitary District                            5.75           1/01/2053             2,343
      8,000   State (INS)                                                    5.00           4/01/2029             8,687
      1,000   Univ. of Illinois                                              5.13           4/01/2036             1,107
      1,525   Village of Montgomery Kane and Kendall Counties (INS)          4.70           3/01/2030             1,528
      1,487   Village of Round Lake (INS)                                    4.70           3/01/2033             1,504
                                                                                                           ------------
                                                                                                                262,922
                                                                                                           ------------
              INDIANA (1.6%)
      3,440   Finance Auth.                                                  5.00          10/01/2033             3,566
      5,000   Finance Auth.                                                  5.00           6/01/2039             5,237
      1,495   Finance Auth.                                                  5.00           2/01/2040             1,638
      4,000   Finance Auth.                                                  5.00          10/01/2044             4,313
      6,000   Indianapolis (INS)                                             5.50           1/01/2038             6,762
      7,000   Richmond Hospital Auth.                                        5.00           1/01/2039             7,888
      7,500   Rockport (INS)                                                 4.63           6/01/2025             7,787
                                                                                                           ------------
                                                                                                                 37,191
                                                                                                           ------------
              IOWA (0.4%)
      5,000   Finance Auth. (INS)                                            4.75          12/01/2031             5,096
      5,000   Finance Auth. (INS)                                            5.00          12/01/2039             5,095
                                                                                                           ------------
                                                                                                                 10,191
                                                                                                           ------------
              KANSAS (0.6%)
      9,000   Burlington (INS)                                               4.85           6/01/2031             9,120
      2,500   Coffeyville (INS) (b)                                          5.00           6/01/2042             2,654
      2,195   Wyandotte County                                               6.07(c)        6/01/2021             1,641
                                                                                                           ------------
                                                                                                                 13,415
                                                                                                           ------------
              KENTUCKY (0.5%)
      1,000   Economic Dev. Finance Auth. (INS)                              6.00          12/01/2033             1,088
      4,000   Economic Dev. Finance Auth. (INS)                              6.00          12/01/2038             4,342
      1,100   Municipal Power Agency (INS) (PRE)                             5.00           9/01/2037             1,175
      3,900   Municipal Power Agency (INS)                                   5.00           9/01/2037             4,105
      2,000   Owen County                                                    6.25           6/01/2039             2,254
                                                                                                           ------------
                                                                                                                 12,964
                                                                                                           ------------
              LOUISIANA (2.1%)
      2,500   Lafayette Public Trust Financing Auth. (INS)                   5.50          10/01/2035             2,842
      3,750   Local Government Environmental Facilities and
                Community Dev. Auth.                                         6.50           8/01/2029             4,442
     25,000   Parish of St. John the Baptist                                 5.13           6/01/2037            25,354
     10,000   Public Facilities Auth.                                        5.00           6/01/2030            10,035
      5,000   Public Facilities Auth. (INS)                                  5.25           6/01/2051             5,507

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7  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,000   Shreveport                                                     5.00%         12/01/2040      $      1,131
      1,500   Tobacco Settlement Financing Corp.                             5.25           5/15/2035             1,682
                                                                                                           ------------
                                                                                                                 50,993
                                                                                                           ------------
              MARYLAND (0.6%)
      2,500   EDC                                                            6.20           9/01/2022             2,862
      5,000   Health and Higher Educational Facilities Auth. (PRE)           5.75           1/01/2033             5,476
      6,000   Health and Higher Educational Facilities Auth. (PRE)           5.75           1/01/2038             6,571
                                                                                                           ------------
                                                                                                                 14,909
                                                                                                           ------------
              MASSACHUSETTS (1.5%)
      2,000   Dev. Finance Agency (INS)                                      5.25           3/01/2026             2,014
      2,000   Dev. Finance Agency (INS)                                      5.00           3/01/2036             2,006
      1,000   Dev. Finance Agency                                            5.00           4/15/2040             1,074
      3,000   Dev. Finance Agency                                            5.00           7/01/2044             3,294
      4,000   Dev. Finance Agency                                            5.50           7/01/2044             4,331
     10,000   Health and Educational Facilities Auth.                        6.25           7/01/2030            11,479
      3,500   Health and Educational Facilities Auth.                        5.00           7/15/2032             3,620
      1,250   Health and Educational Facilities Auth.                        5.00           7/01/2033             1,254
        500   Health and Educational Facilities Auth.                        5.00           7/15/2037               516
      5,000   School Building Auth. (INS) (PRE)                              4.75           8/15/2032             5,318
                                                                                                           ------------
                                                                                                                 34,906
                                                                                                           ------------
              MICHIGAN (1.6%)
     25,220   Building Auth. (INS) (PRE)                                     5.01(c)       10/15/2030            12,554
     34,175   Building Auth. (INS)                                           5.01(c)       10/15/2030            16,847
      4,500   Lansing Board of Water & Light                                 5.00           7/01/2037             5,150
      3,000   Strategic Fund                                                 5.63           7/01/2020             3,497
                                                                                                           ------------
                                                                                                                 38,048
                                                                                                           ------------
              MINNESOTA (0.4%)
      4,000   Chippewa County                                                5.50           3/01/2037             4,096
      2,500   Higher Education Facilities Auth.                              5.00          10/01/2039             2,779
      3,000   St. Louis Park (PRE)                                           5.75           7/01/2030             3,354
                                                                                                           ------------
                                                                                                                 10,229
                                                                                                           ------------
              MISSISSIPPI (0.2%)
      1,000   Hospital Equipment and Facilities Auth.                        5.25          12/01/2026             1,021
      3,000   Warren County                                                  5.38          12/01/2035             3,341
                                                                                                           ------------
                                                                                                                  4,362
                                                                                                           ------------
              MISSOURI (1.8%)
     20,000   Cape Girardeau County IDA                                      5.00           6/01/2036            18,527
      1,000   Cape Girardeau County IDA                                      5.75           6/01/2039             1,117
      8,000   Cass County                                                    5.63           5/01/2038             8,078
      6,000   Health and Educational Facilities Auth. (PRE)                  5.50          11/15/2033             6,763
      1,500   Health and Educational Facilities Auth.                        5.50          11/15/2033             1,649
      5,000   St. Louis County IDA                                           5.88           9/01/2043             5,704
                                                                                                           ------------
                                                                                                                 41,838
                                                                                                           ------------
              MONTANA (0.5%)
      6,500   Forsyth (INS)                                                  4.65           8/01/2023             6,648
      5,000   Forsyth                                                        5.00           5/01/2033             5,656
                                                                                                           ------------
                                                                                                                 12,304
                                                                                                           ------------

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                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              NEBRASKA (0.3%)
$       975   Douglas County Hospital Auth. (PRE)                            6.13%          8/15/2031      $      1,059
      1,275   Douglas County Hospital Auth.                                  6.13           8/15/2031             1,365
      3,400   Douglas County Hospital Auth.                                  5.00          11/01/2048             3,790
                                                                                                           ------------
                                                                                                                  6,214
                                                                                                           ------------
              NEVADA (1.9%)
      4,000   Clark County (INS)                                             5.00           7/01/2026             4,434
     11,000   Clark County                                                   5.13           7/01/2034            12,257
      5,000   Clark County (INS)                                             5.25           7/01/2039             5,591
     12,410   Clark County EDC                                               5.00           5/15/2029            12,588
     10,420   Truckee Meadows Water Auth. (INS)                              4.88           7/01/2034            10,608
                                                                                                           ------------
                                                                                                                 45,478
                                                                                                           ------------
              NEW JERSEY (2.3%)
      6,000   EDA                                                            5.00           9/01/2024             6,432
      2,000   EDA                                                            5.00           6/15/2028             2,132
     10,000   EDA                                                            5.00           6/15/2040            10,499
      3,000   EDA                                                            5.25           6/15/2040             3,227
     11,455   Health Care Facilities Financing Auth.                         5.00           7/01/2029            11,753
     15,000   Health Care Facilities Financing Auth.                         5.63           7/01/2032            17,445
      1,250   Health Care Facilities Financing Auth. (INS)                   5.00           7/01/2046             1,372
      2,000   Transportation Trust Fund Auth.                                5.25           6/15/2041             2,151
                                                                                                           ------------
                                                                                                                 55,011
                                                                                                           ------------
              NEW MEXICO (1.6%)
     32,380   Farmington                                                     4.88           4/01/2033            32,903
      5,000   Farmington                                                     5.90           6/01/2040             5,525
                                                                                                           ------------
                                                                                                                 38,428
                                                                                                           ------------
              NEW YORK (2.9%)
      2,040   Buffalo and Erie County Industrial Land Dev. Corp.             5.38          10/01/2041             2,274
         20   Dormitory Auth. (ETM)                                          6.00           8/15/2016                21
      5,840   Dormitory Auth.                                                6.00           8/15/2016             5,943
      1,650   Dormitory Auth. (PRE)                                          5.25           7/01/2024             1,742
      2,250   Dormitory Auth.                                                5.25           7/01/2029             2,458
     16,130   Liberty Dev. Corp.                                             5.25          10/01/2035            19,509
      5,000   MTA                                                            3.55(c)       11/15/2032             2,885
         60   New York City                                                  5.88           8/01/2019                60
      5,000   New York City                                                  5.13          12/01/2028             5,396
      1,500   New York City Municipal Water Finance Auth.                    5.00           6/15/2037             1,639
      7,500   New York City Transitional Finance Auth.                       5.00           1/15/2034             8,072
      5,000   Triborough Bridge and Tunnel Auth.                             3.62(c)       11/15/2031             3,006
     10,000   Triborough Bridge and Tunnel Auth.                             5.00          11/15/2031            11,024
      3,000   Triborough Bridge and Tunnel Auth.                             3.66(c)       11/15/2032             1,736
      2,500   Triborough Bridge and Tunnel Auth.                             3.70(c)       11/15/2032             1,412
      2,000   Troy Capital Resource Corp.                                    5.00           9/01/2030             2,249
                                                                                                           ------------
                                                                                                                 69,426
                                                                                                           ------------
              NORTH CAROLINA (1.1%)
     10,000   Capital Facilities Finance Agency                              4.63          11/01/2040            10,723
      3,750   Charlotte-Mecklenburg Hospital Auth.                           5.25           1/15/2034             4,130
      5,000   Columbus County Industrial Facilities & Pollution
                Control Financing Auth.                                      6.25          11/01/2033             5,779
      5,250   Medical Care Commission                                        5.00           7/01/2033             5,452
                                                                                                           ------------
                                                                                                                 26,084
                                                                                                           ------------

================================================================================

9  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              NORTH DAKOTA (0.3%)
$     4,685   Fargo                                                          6.25%         11/01/2031      $      5,708
      2,500   McLean County                                                  4.88           7/01/2026             2,744
                                                                                                           ------------
                                                                                                                  8,452
                                                                                                           ------------
              OHIO (1.5%)
      6,000   Air Quality Dev. Auth.                                         5.70           8/01/2020             6,708
     10,000   Buckeye Tobacco Settlement Financing Auth.                     5.88           6/01/2030             8,941
     10,000   Buckeye Tobacco Settlement Financing Auth.                     5.75           6/01/2034             8,767
      1,000   Cleveland (INS)                                                5.00           1/01/2031             1,124
      4,640   Higher Education Facility Commission (INS)                     5.00           5/01/2036             4,664
      1,680   Lake County (PRE)                                              5.63           8/15/2029             1,882
        320   Lake County                                                    5.63           8/15/2029               352
      2,000   Turnpike Commission                                            5.25           2/15/2033             2,331
                                                                                                           ------------
                                                                                                                 34,769
                                                                                                           ------------
              OKLAHOMA (0.7%)
      4,200   Comanche County Hospital Auth.                                 5.00           7/01/2032             4,325
      8,695   Norman Regional Hospital Auth.                                 5.38           9/01/2036             8,843
      2,675   Tulsa Industrial Auth. (PRE)                                   5.00          10/01/2037             2,766
                                                                                                           ------------
                                                                                                                 15,934
                                                                                                           ------------
              OREGON (0.1%)
      1,235   Keizer                                                         5.20           6/01/2031             1,332
                                                                                                           ------------
              PENNSYLVANIA (1.7%)
        750   Allegheny County Higher Education Building Auth.               5.50           3/01/2031               851
        730   Allegheny County IDA                                           5.13           9/01/2031               734
      4,000   Allegheny County Sanitary Auth. (INS)                          5.00           6/01/2040             4,522
      7,000   Economic Dev. Financing Auth.                                  4.00          10/01/2023             7,644
      1,870   Erie Parking Auth. (INS)                                       5.13           9/01/2032             2,062
      2,295   Erie Parking Auth. (INS)                                       5.20           9/01/2035             2,531
      1,970   Higher Educational Facilities Auth.                            5.25           7/15/2033             2,205
      2,750   Higher Educational Facilities Auth.                            5.50           7/15/2038             3,081
      1,250   Turnpike Commission, 5.00%, 12/01/2018                         4.12(d)       12/01/2033             1,294
     10,000   Turnpike Commission                                            5.25          12/01/2044            11,314
      3,200   Washington County IDA                                          5.00          11/01/2036             3,567
                                                                                                           ------------
                                                                                                                 39,805
                                                                                                           ------------
              PUERTO RICO (0.1%)
      2,000   Industrial, Tourist, Educational, Medical,
                Environmental Control Facilities Financing Auth.             5.38           4/01/2042             1,729
                                                                                                           ------------
              RHODE ISLAND (0.9%)
      5,700   EDC (INS)                                                      5.00           7/01/2031             5,757
     12,185   EDC (INS)                                                      5.00           7/01/2036            12,294
      2,000   Health and Educational Building Corp.                          6.00           9/01/2033             2,147
        245   Housing and Mortgage Finance Corp.                             6.85          10/01/2024               246
                                                                                                           ------------
                                                                                                                 20,444
                                                                                                           ------------
              SOUTH CAROLINA (0.9%)
      2,250   Greenwood County                                               5.38          10/01/2039             2,477
     10,000   Jobs EDA (INS)                                                 4.60           4/01/2027            10,054
      7,000   Public Service Auth.                                           5.25          12/01/2055             7,912
                                                                                                           ------------
                                                                                                                 20,443
                                                                                                           ------------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              SOUTH DAKOTA (0.5%)
$       500   Educational Enhancement Funding Corp.                          5.00%          6/01/2027      $        567
      2,500   Health and Educational Facilities Auth.                        5.25          11/01/2029             2,790
      3,000   Health and Educational Facilities Auth.                        5.25           7/01/2038             3,200
      4,000   Health and Educational Facilities Auth.                        5.00           7/01/2042             4,360
                                                                                                           ------------
                                                                                                                 10,917
                                                                                                           ------------
              TENNESSEE (1.2%)
      3,095   Jackson (PRE)                                                  5.50           4/01/2033             3,410
      1,145   Jackson                                                        5.50           4/01/2033             1,236
      3,000   Johnson City Health and Educational Facilities Board           5.50           7/01/2031             3,067
      5,000   Johnson City Health and Educational Facilities Board           5.50           7/01/2036             5,107
      2,000   Johnson City Health and Educational Facilities Board           5.00           8/15/2042             2,168
      4,155   Knox County Health, Educational and Housing Facilities Board   5.02(c)        1/01/2036             1,547
      4,000   Knox County Health, Educational and Housing Facilities Board   5.03(c)        1/01/2037             1,414
     11,075   Sullivan County Health Educational & Housing Facilities Board  5.25           9/01/2036            11,353
                                                                                                           ------------
                                                                                                                 29,302
                                                                                                           ------------
              TEXAS (19.4%)
     19,500   Bell County Health Facilities Dev. Corp. (ETM)                 6.50           7/01/2019            21,541
      1,520   Bexar County Health Facilities Dev. Corp.                      5.00           7/01/2033             1,557
      1,795   Bexar County Health Facilities Dev. Corp.                      5.00           7/01/2037             1,836
      6,000   Central Texas Regional Mobility Auth.                          5.75           1/01/2031             6,845
      2,500   Central Texas Regional Mobility Auth.                          5.00           1/01/2042             2,683
      3,500   Central Texas Regional Mobility Auth.                          5.00           1/01/2045             3,906
      1,000   Clifton Higher Education Finance Corp.                         6.00           8/15/2033             1,194
      4,250   Clifton Higher Education Finance Corp. (NBGA)                  5.00           8/15/2039             4,850
      2,750   Clifton Higher Education Finance Corp.                         6.00           8/15/2043             3,281
      4,825   Cypress Fairbanks ISD (NBGA) (PRE)                             5.00           2/15/2035             5,059
        175   Cypress Fairbanks ISD (NBGA)                                   5.00           2/15/2035               183
      4,000   Dallas/Fort Worth International Airport                        5.00          11/01/2034             4,511
     12,100   Denton ISD (NBGA)                                              5.16(c)        8/15/2028             6,527
     13,885   Denton ISD (NBGA)                                              5.18(c)        8/15/2029             7,101
     11,220   Denton ISD (NBGA)                                              5.20(c)        8/15/2030             5,435
     15,645   Denton ISD (NBGA)                                              5.22(c)        8/15/2031             7,174
      5,000   Duncanville ISD (NBGA)                                         4.63           2/15/2029             5,027
      2,240   Eagle Mountain-Saginaw ISD (NBGA)                              4.50           8/15/2033             2,283
      7,000   Ennis ISD (NBGA) (PRE)                                         4.70(c)        8/15/2034             3,024
      2,155   Ennis ISD (NBGA)                                               4.70(c)        8/15/2034               918
      7,000   Ennis ISD (NBGA) (PRE)                                         4.71(c)        8/15/2035             2,881
      2,155   Ennis ISD (NBGA)                                               4.71(c)        8/15/2035               875
      9,000   Fort Worth                                                     6.00           3/01/2029            10,322
      8,085   Fort Worth                                                     6.25           3/01/2033             9,302
      3,805   Guadalupe-Blanco River Auth. (INS)                             5.00           5/15/2039             3,991
        795   Harlandale ISD (PRE)                                           4.75           8/15/2036               817
      2,205   Harlandale ISD (PRE)                                           4.75           8/15/2036             2,265
      3,625   Harris County (PRE)                                            4.75          10/01/2031             3,740
      1,275   Harris County                                                  4.75          10/01/2031             1,310
      6,100   Harris County Cultural Education Facilities Finance Corp.      5.00           6/01/2038             6,581
      4,000   Harris County Cultural Education Facilities Finance Corp.      5.25          10/01/2029             4,530
      1,500   Harris County Health Facilities Dev. Corp. (PRE)               7.25          12/01/2035             1,768
      7,000   Harris County IDC                                              5.00           2/01/2023             7,638
      1,000   Hopkins County Hospital District                               5.75           2/15/2028             1,011

================================================================================

11  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$     3,715   Houston                                                        5.00%          9/01/2040      $      4,164
     12,500   Houston Airport System                                         5.50           7/01/2034            13,787
     10,000   Houston Higher Education Finance Corp.                         5.00           9/01/2042            10,835
     22,000   Houston ISD (NBGA)                                             5.00           2/15/2033            22,990
      2,390   Irving                                                         5.00           8/15/2043             2,472
      1,870   Irving ISD (NBGA)                                              5.38(c)        2/15/2027             1,043
      2,370   Irving ISD (NBGA)                                              5.38(c)        2/15/2028             1,253
        760   Irving ISD (NBGA) (PRE)                                        5.38(c)        2/15/2028               402
     22,000   Judson ISD (NBGA)                                              4.50           2/01/2035            22,694
      6,000   Karnes County Hospital District                                5.00           2/01/2044             6,374
      1,900   Kerrville Health Facilities Dev. Corp.                         5.00           8/15/2035             2,099
      3,000   Laredo CCD (INS)                                               5.25           8/01/2035             3,397
      5,300   Matagorda County                                               6.30          11/01/2029             6,033
      3,615   Matagorda County                                               4.00           6/01/2030             3,810
      6,000   Matagorda County                                               4.00           6/01/2030             6,324
      4,235   Mesquite Health Facilities Dev. Corp.                          5.63           2/15/2035             4,241
        655   Midlothian Dev. Auth.                                          5.13          11/15/2026               660
      6,000   New Hope Cultural Education Facilities Finance Corp.           5.00           7/01/2047             6,254
      5,000   North Fort Bend Water Auth.                                    5.00          12/15/2036             5,562
      2,630   North Texas Tollway Auth. (PRE)                                5.63           1/01/2028             2,870
        370   North Texas Tollway Auth.                                      5.63           1/01/2028               397
      2,280   North Texas Tollway Auth. (PRE)                                5.63           1/01/2033             2,488
     10,385   North Texas Tollway Auth. (PRE)                                5.63           1/01/2033            11,333
      2,720   North Texas Tollway Auth.                                      5.63           1/01/2033             2,932
      4,615   North Texas Tollway Auth.                                      5.63           1/01/2033             4,975
     15,000   North Texas Tollway Auth. (PRE)                                5.75           1/01/2033            16,406
      3,000   North Texas Tollway Auth.                                      7.55(c)        9/01/2037             1,210
      6,245   North Texas Tollway Auth. (PRE)                                5.75           1/01/2040             6,830
      6,255   North Texas Tollway Auth.                                      5.75           1/01/2040             6,763
      5,000   North Texas Tollway Auth.                                      5.00           1/01/2045             5,699
      1,000   San Leanna Education Facilities Corp.                          5.13           6/01/2026             1,035
      1,815   San Leanna Education Facilities Corp.                          5.13           6/01/2027             1,875
      6,025   San Leanna Education Facilities Corp.                          4.75           6/01/2032             6,162
      2,395   San Leanna Education Facilities Corp.                          5.13           6/01/2036             2,465
        180   State (PRE)                                                    4.50           4/01/2033               189
      1,080   State (PRE)                                                    4.50           4/01/2033             1,132
      3,740   State                                                          4.50           4/01/2033             3,894
      6,315   Tarrant County Cultural Education Facilities Finance Corp.     5.63          11/15/2027             6,480
      3,600   Tarrant County Cultural Education Facilities Finance Corp.     5.00          11/15/2036             3,760
     14,895   Tarrant County Cultural Education Facilities Finance Corp.     5.13           5/15/2037            15,043
      4,000   Tarrant County Cultural Education Facilities Finance Corp.     5.75          11/15/2037             4,083
      4,500   Tarrant County Cultural Education Facilities Finance Corp.     5.00          11/15/2045             4,701
      3,850   Transportation Commission                                      5.00           8/15/2041             4,234
      6,500   Transportation Commission                                      5.00           8/15/2042             7,205
     18,530   Turnpike Auth. (INS)                                           5.25(c)        8/15/2030            10,974
     22,000   Tyler Health Facilities Dev. Corp.                             5.25          11/01/2032            22,482
     10,000   Tyler Health Facilities Dev. Corp.                             5.00           7/01/2033            10,290
      1,230   Tyler Health Facilities Dev. Corp.                             5.38          11/01/2037             1,258
      1,000   Uptown Dev. Auth.                                              5.50           9/01/2029             1,102
      3,000   Weatherford ISD (NBGA)                                         4.83(c)        2/15/2027             1,774
      2,500   Weatherford ISD (NBGA)                                         4.84(c)        2/15/2028             1,408
      6,360   West Harris County Regional Water Auth. (INS) (PRE)            4.70          12/15/2030             6,614
      4,770   Wood County Central Hospital District                          6.00          11/01/2041             5,273
                                                                                                           ------------
                                                                                                                461,696
                                                                                                           ------------
              VIRGINIA (1.6%)
      5,000   Alexandria IDA                                                 5.00          10/01/2050             5,478

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
$    11,280   College Building Auth.                                         5.00%          6/01/2026      $     11,305
      5,000   College Building Auth.                                         5.00           6/01/2029             5,006
        880   College Building Auth. (PRE)                                   5.00           6/01/2036               897
      1,437   Farms of New Kent Community Dev. Auth.,
                acquired 10/23/2007; cost $1,337 (e),(i)                     5.13           3/01/2036               359
      8,665   Farms of New Kent Community Dev. Auth.,
                acquired 9/08/2006-10/11/2007; cost $8,323 (e),(i)           5.45           3/01/2036             2,167
      2,000   Farms of New Kent Community Dev. Auth.,
                acquired 11/15/2007; cost $1,870 (e),(i)                     5.80           3/01/2036               500
      3,749   Lewistown Commerce Center Community Dev. Auth.                 6.05           3/01/2044             3,246
      1,831   Lewistown Commerce Center Community Dev. Auth.                 6.05           3/01/2044             1,793
      5,930   Lewistown Commerce Center Community Dev.
                Auth., acquired 10/12/2007; cost $5,930 (e)                  6.05           3/01/2054               297
      5,000   Small Business Financing Auth.                                 5.25           9/01/2037             5,219
      1,912   Watkins Centre Community Dev. Auth.                            5.40           3/01/2020             1,918
                                                                                                           ------------
                                                                                                                 38,185
                                                                                                           ------------
              WASHINGTON (0.1%)
      2,500   Health Care Facilities Auth. (INS) (PRE)                       6.00           8/15/2039             2,931
                                                                                                           ------------
              WISCONSIN (1.2%)
      5,000   Health & Educational Facilities Auth.                          5.75          11/15/2030             5,668
     10,600   Health & Educational Facilities Auth.                          5.38           2/15/2034            10,636
      2,500   Health & Educational Facilities Auth.                          5.38           8/15/2037             2,784
      1,000   Health & Educational Facilities Auth.                          5.00           9/15/2045             1,066
      7,800   Kaukauna (INS)                                                 5.00          12/15/2035             8,835
                                                                                                           ------------
                                                                                                                 28,989
                                                                                                           ------------
              WYOMING (0.5%)
      2,360   Municipal Power Agency                                         5.50           1/01/2033             2,542
      2,300   Municipal Power Agency                                         5.50           1/01/2038             2,477
      6,000   Sweetwater County                                              5.25           7/15/2026             6,751
                                                                                                           ------------
                                                                                                                 11,770
                                                                                                           ------------
              Total Fixed-Rate Instruments (cost: $2,145,115)                                                 2,279,015
                                                                                                           ------------
              PUT BONDS (1.0%)

              ARIZONA (0.2%)
      5,000   Health Facilities Auth.                                        1.86           2/01/2048             5,082
                                                                                                           ------------
              FLORIDA (0.2%)
      4,000   Putnam County Dev. Auth. (INS)                                 5.35           3/15/2042             4,357
                                                                                                           ------------
              LOUISIANA (0.3%)
      6,750   St. Charles Parish                                             4.00          12/01/2040             7,272
                                                                                                           ------------
              MONTANA (0.2%)
      4,000   Forsyth                                                        3.90           3/01/2031             4,170
                                                                                                           ------------
              WEST VIRGINIA (0.1%)
      2,000   EDA                                                            5.38          12/01/2038             2,247
                                                                                                           ------------
              Total Put Bonds (cost: $21,750)                                                                    23,128
                                                                                                           ------------

================================================================================

13  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                     COUPON               FINAL             VALUE
(000)         SECURITY                                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------------
              ADJUSTABLE-RATE NOTES (0.7%)

              NEW JERSEY (0.7%)
$    20,000   EDA (cost: $20,000)                                            1.61%          3/01/2028      $     17,611
                                                                                                           ------------
              VARIABLE-RATE DEMAND NOTES (1.2%)

              ILLINOIS (0.4%)
     10,200   Chicago Park District (INS) (LIQ) (b)                          0.31           1/01/2022            10,200
                                                                                                           ------------
              LOUISIANA (0.3%)
      5,600   St. James Parish                                               0.33          11/01/2040             5,600
                                                                                                           ------------
              TEXAS (0.5%)
      8,300   Port of Port Arthur Navigation District                        0.26          11/01/2040             8,300
      3,200   Port of Port Arthur Navigation District                        0.27          11/01/2040             3,200
                                                                                                           ------------
                                                                                                                 11,500
                                                                                                           ------------
              Total Variable-Rate Demand Notes (cost: $27,300)                                                   27,300
                                                                                                           ------------

              TOTAL INVESTMENTS (COST: $2,214,165)                                                         $  2,347,054
                                                                                                           ============

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                     (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                                   QUOTED PRICES          OTHER          SIGNIFICANT
                                                     IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                                      MARKETS          OBSERVABLE           INPUTS
                                                   FOR IDENTICAL         INPUTS
ASSETS                                                ASSETS                                                      TOTAL
-----------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                             $         --        $2,279,015        $       --          $2,279,015
Put Bonds                                                    --            23,128                --              23,128
Adjustable-Rate Notes                                        --            17,611                --              17,611
Variable-Rate Demand Notes                                   --            27,300                --              27,300
-----------------------------------------------------------------------------------------------------------------------
Total                                              $         --        $2,347,054        $       --          $2,347,054
-----------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2015, through December 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

15  | USAA Tax Exempt Long-Term Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2015, were $181,941,000 and $49,052,000, respectively, resulting in net unrealized appreciation of $132,889,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,373,524,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) At December 31, 2015, the aggregate market value of securities purchased on a delayed delivery basis was $1,932,000, all of which were when-issued securities.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2015, was $6,565,000, which represented 0.3% of the Fund's net assets.
(f) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(g)    Up to 6.05% of the 6.95% coupon may be PIK.
(h) At December 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(i) At December 31, 2015, the issuer was in default with respect to interest and/or principal payments.

================================================================================

17  | USAA Tax Exempt Long-Term Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

48461-0216                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - Similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG      Association of Bay Area Governments
CSD       Central School District
EDA       Economic Development Authority
EDC       Economic Development Corp.
IDA       Industrial Development Authority/Agency
IDB       Industrial Development Board
IDC       Industrial Development Corp.
MTA       Metropolitan Transportation Authority
SPEAR     Short Puttable Exempt Adjustable Receipts
USD       Unified School District

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is

================================================================================

1  | USAA Tax Exempt Money Market Fund

================================================================================

rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Montana Board of Investments Intercap Program and National Rural Utility Corp.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
December 31, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (69.0%)

              ALABAMA (4.2%)
$    20,000   Chatom IDB (NBGA)                                    0.17%          8/01/2041           $     20,000
     10,000   Columbia IDB                                         0.05          12/01/2037                 10,000
      1,175   Huntsville Educational Building Auth.
                 (LOC - Branch Banking & Trust Co.)                0.03          12/01/2022                  1,175
     25,000   Mobile County IDA (LOC - Swedbank AB)                0.02           7/01/2040                 25,000
     12,000   Mobile IDB                                           0.05           8/01/2017                 12,000
     10,000   Tuscaloosa County IDA (LOC - Bank of Nova
                  Scotia)                                          0.01           4/01/2028                 10,000
     32,500   Tuscaloosa County Port Auth. (LOC - PNC
                  Bank, N.A.)                                      0.05          12/01/2031                 32,500
                                                                                                      ------------
                                                                                                           110,675
                                                                                                      ------------
              ARKANSAS (0.2%)
      5,175   Texarkana (LOC - PNC Bank, N.A.)                     0.16           3/01/2021                  5,175
                                                                                                      ------------
              CALIFORNIA (5.5%)
      9,310   ABAG Finance Auth. for Nonprofit Corps.
                 (LOC - KBC Bank N.V.)                             0.29           5/15/2035                  9,310
      7,620   Anaheim Public Financing Auth. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                    0.21           9/01/2030                  7,620
     13,910   Golden State Tobacco Securitization Corp. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                    0.15           6/01/2027                 13,910
     29,715   Grossmont Healthcare District (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                    0.16           7/15/2033                 29,715
      5,200   Irvine (LOC - Sumitomo Mitsui Banking Corp.)         0.01           9/02/2050                  5,200
      6,600   Manteca USD (LIQ) (LOC - Deutsche Bank A.G.) (a)     0.16           8/01/2035                  6,600
     18,190   Pollution Control Financing Auth.
                 (LOC - Sumitomo Mitsui Banking Corp.)             0.01          11/01/2026                 18,190
     21,670   Sacramento City Financing Auth. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                    0.25          12/01/2033                 21,670
      5,200   SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)           0.26           8/01/2031                  5,200
     23,516   SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)           0.31           8/01/2047                 23,516
      3,125   Ukiah USD (LIQ) (LOC - Deutsche Bank A.G.) (a)       0.15           8/01/2030                  3,125
                                                                                                      ------------
                                                                                                           144,056
                                                                                                      ------------
              COLORADO (2.0%)
      5,000   Catholic Health Initiative (LIQ) (a)                 0.21           2/01/2019                  5,000
     17,500   Catholic Health Initiative (LIQ) (a)                 0.24          10/01/2041                 17,500
      6,495   Health Facilities Auth. (LIQ) (a)                    0.21           3/01/2016                  6,495
     13,015   Health Facilities Auth. (LIQ) (a)                    0.21          10/01/2034                 13,015
      9,425   Sheridan County (LOC - JPMorgan Chase Bank, N.A.)    0.04          12/01/2029                  9,425
                                                                                                      ------------
                                                                                                            51,435
                                                                                                      ------------

================================================================================

3  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              CONNECTICUT (0.2%)
$     5,000   Health and Educational Facilities Auth.
                 (LOC - Bank of America, N.A.)                     0.06%          7/01/2030           $      5,000
                                                                                                      ------------
              DISTRICT OF COLUMBIA (0.5%)
      2,100   District of Columbia (LOC - Bank of America, N.A.)   0.15           7/01/2022                  2,100
     11,245   Metropolitan Washington Airports Auth.
                 (LOC - TD Bank, N.A.)                             0.01          10/01/2039                 11,245
                                                                                                      ------------
                                                                                                            13,345
                                                                                                      ------------
              FLORIDA (1.1%)
      2,855   Lee County IDA (LOC - Fifth Third Bank)              0.12           6/01/2025                  2,855
     16,010   St. Lucie County                                     0.01           9/01/2028                 16,010
      8,795   UCF Health Facilities Corp. (LOC - Fifth Third
                 Bank)                                             0.10           7/01/2037                  8,795
                                                                                                      ------------
                                                                                                            27,660
                                                                                                      ------------
              GEORGIA (0.3%)
      6,000   Appling County Dev. Auth.                            0.14           9/01/2041                  6,000
      2,250   Cobb County Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                             0.03           2/01/2030                  2,250
                                                                                                      ------------
                                                                                                             8,250
                                                                                                      ------------
              ILLINOIS (6.8%)
      4,200   Dev. Finance Auth.                                   0.06           1/01/2016                  4,200
     19,800   Dev. Finance Auth. (LOC - JPMorgan Chase
                 Bank, N.A.)                                       0.01          10/01/2029                 19,800
      7,600   Dev. Finance Auth. (LOC - JPMorgan Chase
                 Bank, N.A.)                                       0.03           9/01/2031                  7,600
      3,080   Dev. Finance Auth. (LOC - Bank of America,
                 N.A.)                                             0.05           9/01/2032                  3,080
      1,445   Educational Facilities Auth. (LOC - Fifth Third
                 Bank)                                             0.10           7/01/2024                  1,445
      3,490   Educational Facilities Auth. (LOC - FirstMerit
                 Bank, N.A.)                                       0.23          10/01/2032                  3,490
      2,695   Finance Auth. (LOC - Fifth Third Bank)               0.21           3/01/2031                  2,695
     11,295   Finance Auth. (LOC - FirstMerit Bank, N.A.)          0.23          10/01/2033                 11,295
     12,290   Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)      0.01           5/01/2038                 12,290
     14,800   Finance Auth. (LOC - Fifth Third Bank)               0.03           6/01/2038                 14,800
      2,595   McHenry County (LIQ) (LOC - Deutsche Bank
                 A.G.) (a)                                         0.16           1/15/2026                  2,595
     14,125   Metropolitan Pier and Exposition Auth. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                    0.26           6/15/2034                 14,125
     24,760   Metropolitan Pier and Exposition Auth. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                    0.26          12/15/2039                 24,760
     31,420   Rush Univ. Medical Center (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                    0.21          11/01/2039                 31,420
      4,249   Springfield Airport Auth.                            0.60          10/15/2016                  4,249
     19,640   Village of Morton Grove (LOC - Bank of
                 America, N.A.)                                    0.02          12/01/2041                 19,640
                                                                                                      ------------
                                                                                                           177,484
                                                                                                      ------------
              INDIANA (1.0%)
      5,655   Berne (LOC - Federal Home Loan Bank of
                 Indianapolis)                                     0.06          10/01/2033                  5,655
      3,425   Dearborn County EDA (LOC - Fifth Third Bank)         0.10           4/01/2036                  3,425
      4,210   Evansville (LOC - Fifth Third Bank)                  0.10           1/01/2025                  4,210

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     9,620   Finance Auth. (LOC - Federal Home Loan Bank
                 of Indianapolis)                                  0.05%          7/01/2029           $      9,620
      1,115   Finance Auth. (LOC - Fifth Third Bank)               0.12           9/01/2031                  1,115
      2,390   Finance Auth. (LOC - PNC Bank, N.A.)                 0.06           6/01/2037                  2,390
                                                                                                      ------------
                                                                                                            26,415
                                                                                                      ------------
              IOWA (8.3%)
      6,850   Chillicothe                                          0.05           1/01/2023                  6,850
     12,750   Council Bluffs                                       0.04           1/01/2025                 12,750
      9,600   Finance Auth                                         0.03           6/01/2039                  9,600
     31,160   Finance Auth.                                        0.04           6/01/2036                 31,160
     41,763   Finance Auth.                                        0.04           9/01/2036                 41,763
     30,000   Finance Auth. (LOC - U.S. Bank, N.A.)                0.06          12/01/2042                 30,000
      2,100   Higher Educational Loan Auth. (LOC - Fifth
                 Third Bank)                                       0.03           5/01/2029                  2,100
      7,900   Higher Educational Loan Auth. (LOC - Fifth
                 Third Bank)                                       0.03           4/01/2035                  7,900
     29,500   Louisa County                                        0.01           9/01/2016                 29,500
      3,900   Louisa County                                        0.01           3/01/2017                  3,900
     34,900   Louisa County                                        0.01          10/01/2024                 34,900
      5,500   Urbandale (LOC - Wells Fargo Bank, N.A.)             0.02          11/01/2020                  5,500
                                                                                                      ------------
                                                                                                           215,923
                                                                                                      ------------
              KENTUCKY (0.9%)
      9,340   Georgetown (LOC - Fifth Third Bank)                  0.10          11/15/2029                  9,340
         55   Lexington-Fayette Urban County (LOC -
                 JPMorgan Chase Bank, N.A.)                        0.41           7/01/2021                     55
      2,585   Lexington-Fayette Urban County (LOC - Federal
                 Home Loan Bank of Cincinnati)                     0.26          12/01/2027                  2,585
      4,016   Lexington-Fayette Urban County (LOC - Fifth
                 Third Bank)                                       0.10          12/01/2031                  4,016
      8,430   Lexington-Fayette Urban County (LOC - Fifth
                 Third Bank)                                       0.10           1/01/2033                  8,430
                                                                                                      ------------
                                                                                                            24,426
                                                                                                      ------------
              LOUISIANA (1.9%)
        400   Environmental Facilities and Community Dev.
                 Auth. (LOC - Federal Home Loan Bank of
                 Dallas)                                           0.03           4/01/2018                    400
      1,595   Hammond Area Economic and Industrial Dev.
                 District (LOC - Federal Home Loan Bank
                 of Dallas)                                        0.03           3/01/2033                  1,595
      6,500   New Orleans (LOC - Capital One, N.A.)                0.24           8/01/2024                  6,500
      1,100   Public Facilities Auth.                              0.03           8/01/2017                  1,100
      1,225   Public Facilities Auth. (LOC - Capital One, N.A.)    0.26           7/01/2023                  1,225
        180   Public Facilities Auth. (LOC - Capital One, N.A.)    0.28           7/01/2023                    180
     21,000   St. James Parish (LOC - Natixis S.A.)                0.12          11/01/2039                 21,000
     12,000   St. James Parish                                     0.40          11/01/2040                 12,000
      6,520   St. Tammany Parish Dev. District (LOC -
                 Federal Home Loan Bank of Dallas)                 0.03           3/01/2033                  6,520
                                                                                                      ------------
                                                                                                            50,520
                                                                                                      ------------
              MARYLAND (0.4%)
      9,705   Williamsport (LOC - Manufacturers & Traders
                 Trust Co.)                                        0.06          11/01/2037                  9,705
                                                                                                      ------------
              MICHIGAN (1.6%)
      1,950   Finance Auth. (LOC - Fifth Third Bank)               0.10          12/01/2032                  1,950
      7,500   Finance Auth. (LOC - Fifth Third Bank)               0.10          12/01/2032                  7,500
      1,750   Finance Auth. (LOC - Fifth Third Bank)               0.10          12/01/2032                  1,750

================================================================================

5  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     5,270   Higher Educational Facilities Auth. (LOC -
                 Comerica Bank, N.A.)                              0.01%         11/01/2036           $      5,270
      4,500   Hospital Finance Auth. (LOC - Fifth Third Bank)      0.10          12/01/2032                  4,500
     10,000   Oakland County EDC (LOC - Fifth Third Bank)          0.10           3/01/2029                 10,000
      3,500   Strategic Fund (LOC - Fifth Third Bank)              0.10           8/01/2023                  3,500
      3,075   Strategic Fund (LOC - Fifth Third Bank)              0.10          10/01/2025                  3,075
      1,025   Strategic Fund (LOC - Fifth Third Bank)              0.10          10/01/2027                  1,025
      2,390   Strategic Fund (LOC - Fifth Third Bank)              0.12           4/01/2035                  2,390
                                                                                                      ------------
                                                                                                            40,960
                                                                                                      ------------
              MINNESOTA (0.4%)
      2,120   Canby Community Hospital District No.1               0.31          11/01/2026                  2,120
      4,590   New Ulm (LOC - Federal Home Loan Bank of
                 Chicago)                                          0.04          10/01/2040                  4,590
      4,675   Rochester (LOC - Royal Bank of Scotland N.V.)        0.28           4/01/2022                  4,675
                                                                                                      ------------
                                                                                                            11,385
                                                                                                      ------------
              MISSISSIPPI (0.5%)
      4,600   Business Finance Corp. (LOC - Federal Home
                 Loan Bank of Dallas)                              0.03           3/01/2033                  4,600
      8,490   Business Finance Corp. (LOC - PNC Bank, N.A.)        0.02          12/01/2036                  8,490
                                                                                                      ------------
                                                                                                            13,090
                                                                                                      ------------
              MISSOURI (1.0%)
      1,050   Health and Educational Facilities Auth.
                 (LOC - Fifth Third Bank)                          0.10          11/01/2020                  1,050
     20,000   Jackson County IDA (LOC - Commerce Bank, N.A.)       0.06           7/01/2025                 20,000
      3,435   St. Louis County IDA (LOC - U.S. Bank, N.A.)         0.04           6/15/2024                  3,435
      1,330   St. Louis County IDA (LOC - Fifth Third Bank)        0.03           9/01/2038                  1,330
                                                                                                      ------------
                                                                                                            25,815
                                                                                                      ------------
              NEBRASKA (0.4%)
     10,000   Washington County                                    0.04          12/01/2040                 10,000
                                                                                                      ------------
              NEW HAMPSHIRE (0.9%)
     10,000   Business Finance (LOC - Landesbank Hessen-
                 Thuringen)                                        0.05           9/01/2030                 10,000
      6,360   Health and Education Facilities Auth. (LOC -
                 RBS Citizens, N.A.)                               0.13           7/01/2038                  6,360
      6,000   Health and Educational Facilities Auth. (LOC -
                 RBS Citizens, N.A.)                               0.22          10/01/2030                  6,000
                                                                                                      ------------
                                                                                                            22,360
                                                                                                      ------------
              NEW JERSEY (0.9%)
      3,465   EDA (LOC - Bank of America, N.A.)                    0.07          11/01/2027                  3,465
     19,590   Educational Facilities Auth. (LOC - RBS
                 Citizens, N.A.)                                   0.15           7/01/2036                 19,590
                                                                                                      ------------
                                                                                                            23,055
                                                                                                      ------------
              NEW MEXICO (0.2%)
      5,000   Hospital Equipment Loan Council (LOC - Fifth
                 Third Bank)                                       0.12           7/01/2025                  5,000
                                                                                                      ------------
              NEW YORK (7.7%)
      4,140   Albany IDA (LOC - RBS Citizens, N.A.)                0.22           5/01/2035                  4,140
      9,490   Albany IDA (LOC - Key Bank, N.A.)                    0.08           7/01/2035                  9,490

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$    15,745   Amherst IDA (LOC - Manufacturers & Traders
                 Trust Co.)                                        0.06%         10/01/2031           $     15,745
      2,800   Clinton County IDA (LOC - Key Bank, N.A.)            0.08           7/01/2017                  2,800
      9,965   Clinton County IDA (LOC - Key Bank, N.A.)            0.08           7/01/2042                  9,965
      1,945   Erie County IDA (LOC - Key Bank, N.A.)               0.13           6/01/2022                  1,945
      4,380   Erie County IDA (LOC - Key Bank, N.A.)               0.13           3/01/2024                  4,380
      3,550   Guilderland IDA (LOC - Key Bank, N.A.)               0.13           7/01/2032                  3,550
      6,600   Housing Finance Agency (LOC - Landesbank
                 Hessen-Thuringen)                                 0.01          11/01/2037                  6,600
      5,200   Housing Finance Agency (LOC - Landesbank
                 Hessen-Thuringen)                                 0.01           5/01/2042                  5,200
      1,600   Housing Finance Agency (LOC - Landesbank
                 Hessen-Thuringen)                                 0.01           5/01/2042                  1,600
     17,025   Hudson Yards Infrastructure Corp. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                    0.14           2/15/2047                 17,025
      1,060   Monroe County IDA (LOC - Key Bank, N.A.)             0.13           8/01/2018                  1,060
      5,100   MTA (LOC - Bank of the West)                         0.02          11/15/2045                  5,100
      1,000   MTA (LOC - U.S. Bank, N.A.)                          0.01          11/15/2050                  1,000
      5,800   New York City (LIQ) (a)                              0.01           8/01/2020                  5,800
      6,300   New York City (LOC - Sumitomo Mitsui Banking
                 Corp.)                                            0.01           9/01/2035                  6,300
      5,900   New York City (LOC - Manufacturers & Traders
                 Trust Co.)                                        0.05          12/01/2040                  5,900
      6,035   New York City IDA (LOC - Key Bank, N.A.)             0.08           7/01/2037                  6,035
     25,205   New York City IDA (LOC - Key Bank, N.A.)             0.08           7/01/2038                 25,205
      1,115   Niagara County IDA (LOC - Key Bank, N.A.)            0.13           9/01/2021                  1,115
      8,200   Oneida County IDA (LOC - Manufacturers &
                 Traders Trust Co.)                                0.06           6/01/2030                  8,200
      4,285   Oneida County IDA (LOC - RBS Citizens, N.A.)         0.26           7/01/2037                  4,285
      4,160   Onondaga County IDA (LOC - Manufacturers &
                 Traders Trust Co.)                                0.06          12/01/2031                  4,160
      4,185   Ontario County IDA (LOC - Royal Bank of
                 Scotland N.V.)                                    0.28           3/01/2028                  4,185
      7,920   Ontario County IDA (LOC - Key Bank, N.A.)            0.08           7/01/2030                  7,920
      8,210   Ramapo Housing Auth. (LOC - Manufacturers &
                 Traders Trust Co.)                                0.11          12/01/2029                  8,210
      4,705   Rensselaer County IDA (LOC - RBS Citizens, N.A.)     0.22          10/30/2035                  4,705
      2,635   Seneca County IDA (LOC - Key Bank, N.A.)             0.13           4/01/2020                  2,635
      2,165   St. Lawrence County (LOC - RBS Citizens, N.A.)       0.38           7/01/2037                  2,165
      3,775   Syracuse IDA (LOC - Key Bank, N.A.)                  0.13           1/01/2033                  3,775
      6,405   Tompkins County IDA (LOC - Bank of America, N.A.)    0.13           2/01/2037                  6,405
      5,060   Wayne County IDA (LOC - Royal Bank of
                 Scotland N.V.)                                    0.28           6/01/2017                  5,060
                                                                                                      ------------
                                                                                                           201,660
                                                                                                      ------------
              OHIO (3.2%)
      3,215   Akron Metropolitan Housing Auth. (LOC -
                 FirstMerit Bank, N.A.)                            0.21           4/01/2018                  3,215
     16,865   Buckeye Tobacco Settlement Finance Auth.
                 (LIQ) (LOC - Deutsche Bank A.G.) (a)              0.31           6/01/2024                 16,865
     14,595   Butler County (LOC - Fifth Third Bank)               0.10           5/15/2036                 14,595
      1,260   Cadiz Health Care Facilities Auth. (LOC - PNC
                 Bank, N.A.)                                       0.26           1/01/2033                  1,260
      3,100   Cincinnati and Hamilton County (LOC - Fifth
                  Third Bank)                                      0.03           9/01/2025                  3,100
      7,355   Delaware County (LOC - Fifth Third Bank)             0.10          10/01/2033                  7,355
      4,400   Hamilton County (LOC - Fifth Third Bank)             0.10          12/01/2024                  4,400
     11,200   Hamilton County (LOC - Fifth Third Bank)             0.10          12/01/2026                 11,200
      1,375   Higher Educational Facilities (LOC - Fifth Third
                 Bank)                                             0.10           9/01/2036                  1,375
      1,650   Highland County (LOC - Fifth Third Bank)             0.12           8/01/2024                  1,650

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$    10,445   Pike County Health Care Facilities (LOC - Bank
                 of America, N.A.)                                 0.05%         11/01/2033           $     10,445
      2,095   Pike County Health Care Facilities (LOC - Bank
                 of America, N.A.)                                 0.05          11/01/2033                  2,095
      4,910   Toledo-Lucas County Port Auth. (LOC - Fifth
                 Third Bank)                                       0.08           9/01/2019                  4,910
      1,920   Wayne County (LOC - Fifth Third Bank)                0.19           9/01/2021                  1,920
                                                                                                      ------------
                                                                                                            84,385
                                                                                                      ------------
              OKLAHOMA (3.6%)
      6,795   Edmond EDA (LOC - Bank of Oklahoma, N.A.)            0.08           6/01/2031                  6,795
      8,700   Garfield County Industrial Auth.                     0.05           1/01/2025                  8,700
     32,400   Muskogee Industrial Trust                            0.07           1/01/2025                 32,400
     36,000   Muskogee Industrial Trust                            0.05           6/01/2027                 36,000
      9,350   Tulsa Industrial Auth. (LOC - Bank of Oklahoma,
                 N.A.)                                             0.08          11/01/2026                  9,350
                                                                                                      ------------
                                                                                                            93,245
                                                                                                      ------------
              OREGON (0.2%)
      6,275   Facilities Auth. (LOC - Bank of the West)            0.06          10/01/2037                  6,275
                                                                                                      ------------
              PENNSYLVANIA (1.5%)
      5,250   Chartiers Valley Industrial and Commercial Dev.
                 Auth.                                             1.10          11/15/2017                  5,250
     25,350   Delaware Valley Regional Finance Auth. (LOC -
                 Bayerische Landesbank)                            0.17           6/01/2042                 25,350
      8,685   Derry Township Industrial and Commercial Dev.
                 Auth. (LOC - PNC Bank, N.A.)                      0.02          11/01/2030                  8,685
                                                                                                      ------------
                                                                                                            39,285
                                                                                                      ------------
              RHODE ISLAND (0.6%)
      5,775   EDC (LOC - RBS Citizens, N.A.)                       0.15          10/01/2034                  5,775
      5,445   EDC (LOC - RBS Citizens, N.A.)                       0.15           3/01/2038                  5,445
      5,700   Health and Educational Building Corp.
                 (LOC - RBS Citizens, N.A.)                        0.02           6/01/2035                  5,700
                                                                                                      ------------
                                                                                                            16,920
                                                                                                      ------------
              SOUTH CAROLINA (0.9%)
      4,100   EDA (LOC - Fifth Third Bank)                         0.10           2/01/2028                  4,100
     13,510   EDA (LIQ) (LOC - Deutsche Bank A.G.) (a)             0.15          11/01/2029                 13,510
      6,060   Public Service Auth. (LIQ) (a)                       0.13           6/01/2037                  6,060
                                                                                                      ------------
                                                                                                            23,670
                                                                                                      ------------
              SOUTH DAKOTA (1.1%)
      5,975   Health and Educational Facilities Auth.              0.31          11/01/2020                  5,975
      2,690   Health and Educational Facilities Auth.              0.31          11/01/2025                  2,690
      5,575   Health and Educational Facilities Auth.              0.31          11/01/2027                  5,575
     13,210   Health and Educational Facilities Auth. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                    0.16          11/01/2040                 13,210
                                                                                                      ------------
                                                                                                            27,450
                                                                                                      ------------
              TENNESSEE (1.1%)
     13,340   Chattanooga Health and Educational Facilities
                 Board                                             0.09           5/01/2039                 13,340
      7,300   Hendersonville IDB (LOC - Fifth Third Bank)          0.12           5/01/2036                  7,300
      5,560   Metropolitan Government of Nashville and
                 Davidson County (LOC - Fifth Third Bank)          0.10          12/01/2024                  5,560
      2,070   Williamson County IDB (LOC - Fifth Third Bank)       0.12          12/01/2027                  2,070
                                                                                                      ------------
                                                                                                            28,270
                                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              TEXAS (3.2%)
$    13,300   Atascosa County IDC (NBGA)                           0.03%          6/30/2020           $     13,300
     14,230   Austin (LOC - JPMorgan Chase Bank, N.A.)             0.02          11/15/2029                 14,230
      3,235   Houston (LIQ) (LOC - Deutsche Bank A.G.) (a)         0.14          12/01/2028                  3,235
     15,000   Port Arthur                                          0.02          12/01/2040                 15,000
     25,000   Port Arthur                                          0.02           6/01/2041                 25,000
     12,000   Port of Port Arthur Navigation District              0.26          12/01/2039                 12,000
                                                                                                      ------------
                                                                                                            82,765
                                                                                                      ------------
              VIRGINIA (2.7%)
      2,000   College Building Auth. (LIQ) (a)                     0.02           2/01/2021                  2,000
      3,295   Greene County EDA (LOC - Branch Banking &
                 Trust Co.)                                        0.04           6/01/2026                  3,295
      2,200   Hampton Roads Sanitation District                    0.01          11/01/2041                  2,200
      3,395   Hanover County EDA (LOC - U.S. Bank, N.A.)           0.01          11/01/2025                  3,395
      2,230   Hanover County EDA (LOC - Bank of New York
                 Mellon)                                           0.01          11/01/2025                  2,230
      5,115   Lexington IDA                                        0.01           1/01/2035                  5,115
      5,700   Loudoun County IDA                                   0.01           2/15/2038                  5,700
     10,800   Loudoun County IDA                                   0.01           2/15/2038                 10,800
      4,600   Loudoun County IDA                                   0.01           2/15/2038                  4,600
     18,500   Loudoun County IDA RB                                0.01           2/15/2038                 18,500
      2,000   Lynchburg IDA (LOC - Federal Home Loan Bank
                 of Atlanta)                                       0.01           1/01/2028                  2,000
      1,200   Madison County IDA (LOC - SunTrust Bank)             0.03          10/01/2037                  1,200
      1,900   Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)        0.01           7/01/2016                  1,900
      5,800   Small Business Financing Auth. (LOC - Bank of
                 America, N.A.)                                    0.01           7/01/2030                  5,800
      2,215   Univ. of Virginia (LIQ) (a)                          0.01           6/01/2032                  2,215
                                                                                                      ------------
                                                                                                            70,950
                                                                                                      ------------
              WASHINGTON (0.9%)
      7,500   Catholic Health Initiative (LIQ) (a)                 0.21           2/01/2019                  7,500
     10,310   Higher Education Facilities Auth.                    0.06          10/01/2031                 10,310
        725   Seattle Housing Auth. (LOC - Key Bank, N.A.)         0.13           9/01/2036                    725
      6,095   Snohomish County Housing Auth. (LOC - Bank
                 of America, N.A.)                                 0.03           7/01/2036                  6,095
                                                                                                      ------------
                                                                                                            24,630
                                                                                                      ------------
              WEST VIRGINIA (1.7%)
     36,065   Hospital Finance Auth. (LOC - Fifth Third Bank)      0.10          10/01/2033                 36,065
      9,630   Marshall County                                      0.03           3/01/2026                  9,630
                                                                                                      ------------
                                                                                                            45,695
                                                                                                      ------------
              WISCONSIN (0.9%)
      5,290   Health and Educational Facilities Auth.
                 (LOC - KBC Bank N.V.)                             0.04           5/01/2025                  5,290
        550   Health and Educational Facilities Auth.
                 (LOC - JPMorgan Chase Bank, N.A.)                 0.11           5/01/2026                    550
     11,440   Health and Educational Facilities Auth.
                 (LOC - KBC Bank N.V.)                             0.25           3/01/2038                 11,440
      5,930   Wind Point (LOC - U.S. Bank, N.A.)                   0.12           9/01/2035                  5,930
                                                                                                      ------------
                                                                                                            23,210
                                                                                                      ------------
              WYOMING (0.5%)
     12,000   Gillette                                             0.22           1/01/2018                 12,000
                                                                                                      ------------
              Total Variable-Rate Demand Notes (cost: $1,802,144)                                        1,802,144
                                                                                                      ------------

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              PUT BONDS (2.1%)

              ALABAMA (1.1%)
$    30,000   Mobile IDB                                           0.65%          6/01/2034           $     30,000
                                                                                                      ------------
              LOUISIANA (0.2%)
      5,500   Housing Corp.                                        0.50           6/01/2017                  5,500
                                                                                                      ------------
              MONTANA (0.8%)
      1,850   Board of Investments (NBGA)                          0.23           3/01/2028                  1,850
     18,150   Board of Investments (NBGA)                          0.23           3/01/2029                 18,150
                                                                                                      ------------
                                                                                                            20,000
                                                                                                      ------------
              Total Put Bonds (cost: $55,500)                                                               55,500
                                                                                                      ------------

              ADJUSTABLE-RATE NOTES (0.8%)

              CALIFORNIA (0.8%)
     20,000   Golden Empire Schools Financing Auth.
                 (cost: $20,000)                                   0.21           5/01/2016                 20,000
                                                                                                      ------------
              Total Adjustable-Rate Notes (cost: $20,000)                                                   20,000
                                                                                                      ------------

              FIXED-RATE INSTRUMENTS (27.6%)

              CALIFORNIA (2.7%)
      5,000   San Diego County Water Auth.                         0.02           1/04/2016                  5,000
      2,500   San Diego County Water Auth.                         0.02           1/04/2016                  2,500
     26,900   San Diego County Water Auth.                         0.02           1/04/2016                 26,900
      5,000   San Diego County Water Auth.                         0.03           1/06/2016                  5,000
      5,000   San Diego County Water Auth.                         0.03           1/07/2016                  5,000
     26,000   Statewide Communities Dev. Auth.                     0.25           3/04/2016                 26,000
                                                                                                      ------------
                                                                                                            70,400
                                                                                                      ------------
              MARYLAND (1.6%)
     21,517   Johns Hopkins Univ.                                  0.05           1/05/2016                 21,517
     20,000   Johns Hopkins Univ.                                  0.05           1/07/2016                 20,000
                                                                                                      ------------
                                                                                                            41,517
                                                                                                      ------------
              NEW YORK (9.6%)
      7,094   Afton CSD                                            1.50           6/24/2016                  7,122
     14,430   Amsterdam CSD                                        1.50           6/24/2016                 14,486
     12,600   Averill Park CSD                                     1.50           7/15/2016                 12,659
      5,000   Avon CSD                                             1.50           6/23/2016                  5,019
      3,153   Batavia City School District                         1.25           2/17/2016                  3,156
      3,025   Berlin CSD                                           1.50           6/29/2016                  3,035
     16,115   Campbell-Savona CSD                                  1.50           6/16/2016                 16,184
      6,500   Candor CSD                                           1.50           6/30/2016                  6,526
      3,068   Chenango Forks CSD                                   1.50           6/23/2016                  3,078
     10,650   Chittenango CSD                                      1.50           6/30/2016                 10,703
     19,000   Copiague Union Free School District                  2.00           6/21/2016                 19,118
      8,850   Cuba-Rushford CSD                                    1.50           6/24/2016                  8,886
      4,200   Enlarged Troy School District                        1.50           7/01/2016                  4,217
      3,350   Fredonia CSD                                         1.50           6/28/2016                  3,362
      6,000   Genesee County                                       1.50          12/16/2016                  6,037
      7,700   Greenville CSD                                       1.50           6/28/2016                  7,731
      4,295   Groton CSD                                           1.50           6/24/2016                  4,312

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$    16,400   Johnson City CSD                                     1.50%          7/15/2016           $     16,474
     11,000   Kendall CSD                                          1.50           7/01/2016                 11,043
      4,100   Lansing CSD                                          1.50           6/30/2016                  4,116
      8,475   Marathon CSD                                         1.50           6/10/2016                  8,503
      9,000   Oswego CSD                                           1.50           4/21/2016                  9,024
      7,665   Oxford Academy CSD                                   1.50           6/24/2016                  7,694
      3,285   Palmyra Macedon CSD                                  1.50           6/16/2016                  3,298
      2,371   Phoenix CSD                                          1.50           6/28/2016                  2,379
     15,225   Potsdam CSD                                          1.50           6/24/2016                 15,281
      4,225   Sherburne Earleville CSD                             1.50           6/24/2016                  4,241
     10,055   Silver Creek CSD                                     1.50           6/16/2016                 10,096
      2,489   Susquehanna Valley CSD                               1.50           6/30/2016                  2,498
      2,908   West Genesee CSD                                     1.50           7/08/2016                  2,920
      5,111   Wheatland Chili CSD                                  1.50           6/15/2016                  5,129
     13,140   Yorkshire-Pioneer CSD                                1.50           6/29/2016                 13,195
                                                                                                      ------------
                                                                                                           251,522
                                                                                                      ------------
              SOUTH CAROLINA (1.3%)
      7,107   Public Service Auth.                                 0.04           1/07/2016                  7,107
      3,971   Public Service Auth.                                 0.06           2/02/2016                  3,971
     22,548   Public Service Auth.                                 0.05           2/04/2016                 22,548
                                                                                                      ------------
                                                                                                            33,626
                                                                                                      ------------
              TEXAS (11.9%)
     10,000   Dallas Area Rapid Transit                            0.05           1/14/2016                 10,000
     12,500   Dallas Area Rapid Transit                            0.05           1/20/2016                 12,500
     10,000   Dallas Area Rapid Transit                            0.05           2/03/2016                 10,000
     10,000   Dallas Area Rapid Transit                            0.06           2/10/2016                 10,000
     10,000   Dallas Area Rapid Transit                            0.07           3/02/2016                 10,000
     10,000   Dallas Area Rapid Transit                            0.09           3/23/2016                 10,000
      5,000   Houston                                              0.06           1/06/2016                  5,000
      5,000   Houston (LOC - Citibank, N.A.)                       0.04           1/07/2016                  5,000
      5,000   Houston (LOC - Citibank, N.A.)                       0.04           1/07/2016                  5,000
     30,000   Houston (LOC - Citibank, N.A.)                       0.05           1/14/2016                 30,000
     20,000   Houston                                              0.05           1/15/2016                 20,000
     10,000   Houston                                              0.05           1/15/2016                 10,000
      5,100   Houston                                              0.05           1/15/2016                  5,100
     33,000   San Antonio                                          0.06           1/04/2016                 33,000
     15,000   San Antonio                                          0.08           3/03/2016                 15,000
     20,683   Univ. of Texas                                       0.07           1/05/2016                 20,683
     20,350   Univ. of Texas                                       0.06           2/02/2016                 20,350
     25,000   Univ. of Texas                                       0.06           2/03/2016                 25,000
      5,000   Univ. of Texas                                       0.06           3/01/2016                  5,000
     25,000   Univ. of Texas                                       0.07           3/03/2016                 25,000
     25,000   Univ. of Texas                                       0.07           3/07/2016                 25,000
                                                                                                      ------------
                                                                                                           311,633
                                                                                                      ------------
              VIRGINIA (0.4%)
     10,590   Stafford County IDA (LOC - Bank of America, N.A.)    0.04           1/14/2016                 10,590
                                                                                                      ------------
              WISCONSIN (0.1%)
      1,150   Racine USD                                           2.00           4/01/2016                  1,154
                                                                                                      ------------
              Total Fixed-Rate Instruments(cost: $720,442)                                                 720,442
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $2,598,086)                                                    $  2,598,086
                                                                                                      ============

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------

                                                 (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                               QUOTED PRICES        OTHER          SIGNIFICANT
                                                 IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                  MARKETS        OBSERVABLE          INPUTS
                                               FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                   TOTAL
----------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                     $       --     $ 1,802,144       $        --      $     1,802,144
Put Bonds                                              --          55,500                --               55,500
Adjustable-Rate Notes                                  --          20,000                --               20,000
Fixed-Rate Instruments                                 --         720,442                --              720,442
----------------------------------------------------------------------------------------------------------------
Total                                          $       --     $ 2,598,086       $        --      $     2,598,086
----------------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

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13  | USAA Tax Exempt Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,612,019,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management continues to evaluate the impact of these amendments. The staggered compliance dates for the various amendments extend through October 2016.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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15  | USAA Tax Exempt Money Market Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

48458-0216                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
ISD      Independent School District
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

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1  | USAA Tax Exempt Short-Term Fund

================================================================================

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., Dexia Credit Local, or JPMorgan Chase Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Georgia-Pacific LLC, Pennsylvania Public School Intercept Program, or Texas Permanent School Fund.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
December 31, 2015 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (51.3%)

              ALABAMA (0.1%)
$     2,595   Montgomery Medical Clinic Board (ETM)                4.50%          3/01/2016           $      2,613
                                                                                                      ------------
              ARIZONA (0.1%)
      1,000   Yavapai County IDA                                   5.00           8/01/2019                  1,082
      1,105   Yavapai County IDA                                   5.00           8/01/2020                  1,215
                                                                                                      ------------
                                                                                                             2,297
                                                                                                      ------------
              CALIFORNIA (2.5%)
        500   Anaheim Public Financing Auth.                       5.00           5/01/2022                    596
        250   Anaheim Public Financing Auth.                       5.00           5/01/2024                    305
      7,000   Golden State Tobacco Securitization Corp.            5.00           6/01/2016                  7,127
      3,000   Golden State Tobacco Securitization Corp.            5.00           6/01/2017                  3,183
      1,125   Irvine                                               5.00           9/02/2021                  1,315
      5,885   Irvine USD Community Facilities District (INS)       5.00           9/01/2016                  6,051
        500   Los Angeles County                                   5.00           3/01/2021                    588
      1,000   Los Angeles County                                   5.00           9/01/2021                  1,188
      2,000   Public Works Board                                   5.00           4/01/2019                  2,246
      2,700   Public Works Board                                   5.00          11/01/2019                  3,084
      1,000   Public Works Board                                   5.00           4/01/2020                  1,152
      1,500   Public Works Board                                   5.00           4/01/2021                  1,772
     15,000   State                                                5.00          10/01/2017                 16,113
                                                                                                      ------------
                                                                                                            44,720
                                                                                                      ------------
              COLORADO (0.4%)
      1,475   Denver Health and Hospital Auth.                     5.00          12/01/2016                  1,526
        160   Health Facilities Auth. (ETM)                        5.00          11/15/2016                    166
      2,840   Health Facilities Auth. (ETM)                        5.00          11/15/2016                  2,952
      1,100   Health Facilities Auth.                              2.00          12/01/2016                  1,109
      1,250   Health Facilities Auth.                              4.00          12/01/2019                  1,335
                                                                                                      ------------
                                                                                                             7,088
                                                                                                      ------------
              CONNECTICUT (0.1%)
      2,235   West Haven (INS)                                     5.00           8/01/2020                  2,534
                                                                                                      ------------
              DISTRICT OF COLUMBIA (0.1%)
      1,040   Community Academy Public Charter School,
                Inc. (INS)                                         4.75           5/01/2017                  1,037
                                                                                                      ------------
              FLORIDA (3.4%)
      4,500   Gulf Breeze                                          3.10          12/01/2020                  4,794
      1,385   Higher Educational Facilities Financing Auth.        5.00           4/01/2021                  1,569
      3,500   Highlands County Health Facilities                   5.00          11/15/2016                  3,638
      1,235   Highlands County Health Facilities                   5.00          11/15/2016                  1,284
      1,000   Jacksonville                                         5.00          10/01/2019                  1,135
      4,580   Jacksonville                                         5.00          10/01/2020                  5,317
      1,165   Lee County IDA                                       3.75          10/01/2017                  1,195

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3  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     3,165   Lee County IDA                                       4.75%         10/01/2022           $      3,421
      1,775   Miami Beach Health Facilities Auth.                  5.00          11/15/2019                  1,992
      1,250   Miami Beach Health Facilities Auth.                  5.00          11/15/2020                  1,431
      7,500   Miami-Dade County IDA                                3.75          12/01/2018                  7,991
      1,200   Orange County Health Facilities Auth.                5.00          10/01/2016                  1,237
      2,820   Pinellas County Educational Facilities Auth.         4.00          10/01/2020                  3,050
      1,325   Southeast Overtown / Park West Community
                Redevelopment Agency (a)                           5.00           3/01/2020                  1,479
      1,000   Southeast Overtown / Park West Community
                Redevelopment Agency (a)                           5.00           3/01/2023                  1,147
     10,000   Sunshine State Governmental Financing
                Commission                                         5.00           9/01/2017                 10,669
      8,975   Sunshine State Governmental Financing
                Commission                                         5.00           9/01/2018                  9,857
                                                                                                      ------------
                                                                                                            61,206
                                                                                                      ------------
              GEORGIA (0.9%)
      3,000   Fulton County Dev. Auth. (ETM)                       4.00          11/15/2016                  3,092
      3,000   Municipal Electric Auth.                             5.00           1/01/2016                  3,000
      3,415   Private Colleges and Univ. Auth.                     5.00          10/01/2018                  3,734
      1,265   Private Colleges and Univ. Auth.                     5.00          10/01/2019                  1,418
      1,255   Private Colleges and Univ. Auth.                     5.00          10/01/2019                  1,407
      3,770   Private Colleges and Univ. Auth.                     5.00          10/01/2020                  4,311
                                                                                                      ------------
                                                                                                            16,962
                                                                                                      ------------
              GUAM (0.2%)
        860   Government Waterworks Auth.                          5.00           7/01/2020                    965
      1,000   Power Auth. (INS)                                    5.00          10/01/2019                  1,132
      1,500   Power Auth.                                          5.00          10/01/2020                  1,735
                                                                                                      ------------
                                                                                                             3,832
                                                                                                      ------------
              ILLINOIS (4.6%)
     20,000   Chicago (INS)                                        3.18(b)        1/01/2018                 18,486
      7,140   Finance Auth.                                        4.50           2/15/2016                  7,167
      3,720   Finance Auth.                                        5.25           5/01/2016                  3,765
      5,940   Finance Auth.                                        4.50           2/15/2017                  6,104
      1,000   Finance Auth.                                        5.00           7/01/2018                  1,069
      2,410   Finance Auth.                                        5.00           8/15/2018                  2,631
     14,360   Finance Auth.                                        5.00           2/15/2019                 15,211
      1,000   Finance Auth.                                        5.00           7/01/2019                  1,088
      1,420   Finance Auth.                                        5.00           7/01/2020                  1,571
        230   Housing Dev. Auth.                                   4.30           1/01/2016                    230
        140   Housing Dev. Auth.                                   4.35           1/01/2016                    140
      5,000   Railsplitter Tobacco Settlement Auth.                5.00           6/01/2016                  5,090
      6,500   Railsplitter Tobacco Settlement Auth.                5.00           6/01/2018                  7,042
      4,160   Railsplitter Tobacco Settlement Auth.                5.25           6/01/2020                  4,756
      1,090   Railsplitter Tobacco Settlement Auth.                5.25           6/01/2021                  1,269
      3,000   State (INS)                                          5.00           1/01/2016                  3,000
      5,000   State                                                4.50           6/15/2016                  5,094
                                                                                                      ------------
                                                                                                            83,713
                                                                                                      ------------
              INDIANA (3.1%)
     10,000   Finance Auth.                                        4.90           1/01/2016                 10,000
     10,000   Finance Auth.                                        2.20           2/01/2016                 10,012
      5,000   Finance Auth.                                        2.95          10/01/2022                  5,243
     20,000   Jasper County (INS)                                  5.60          11/01/2016                 20,708
     10,000   Whiting Environmental Facilities                     5.00           7/01/2017                 10,571
                                                                                                      ------------
                                                                                                            56,534
                                                                                                      ------------
              LOUISIANA (0.4%)
      1,500   Office Facilities Corp.                              5.00           3/01/2016                  1,512

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                                                  Portfolio of Investments |   4

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     5,000   Tobacco Settlement Financing Corp.                   5.00%          5/15/2022           $      5,856
                                                                                                      ------------
                                                                                                             7,368
                                                                                                      ------------

              MASSACHUSETTS (0.3%)
        630   Dev. Finance Agency                                  5.00           1/01/2016                    630
        835   Dev. Finance Agency                                  5.00           1/01/2017                    869
      1,065   Dev. Finance Agency                                  5.00           1/01/2018                  1,145
      1,395   Dev. Finance Agency                                  5.00           1/01/2019                  1,539
      2,015   Health and Educational Facilities Auth.              5.00           7/01/2016                  2,048
                                                                                                      ------------
                                                                                                             6,231
                                                                                                      ------------
              MICHIGAN (0.3%)
      2,165   Grand Traverse County Hospital Finance Auth.         5.00           7/01/2018                  2,360
      2,625   Grand Traverse County Hospital Finance Auth.         5.00           7/01/2019                  2,932
                                                                                                      ------------
                                                                                                             5,292
                                                                                                      ------------
              MINNESOTA (0.2%)
        565   Agricultural and Economic Dev. Board (INS)           5.00           2/15/2016                    568
        300   St. Paul Housing and Redevelopment Auth. (ETM)       5.00           5/15/2016                    305
        325   St. Paul Housing and Redevelopment Auth. (PRE)       5.25           5/15/2017                    339
      1,250   St. Paul Housing and Redevelopment Auth.             5.00          11/15/2020                  1,405
      1,575   St. Paul Housing and Redevelopment Auth.             5.00          11/15/2021                  1,796
                                                                                                      ------------
                                                                                                             4,413
                                                                                                      ------------
              MISSISSIPPI (0.7%)
      2,000   Hospital Equipment and Facilities Auth.              5.00           8/15/2016                  2,047
     10,000   Hospital Equipment and Facilities Auth.              5.00           9/01/2024                 11,600
                                                                                                      ------------
                                                                                                            13,647
                                                                                                      ------------
              MISSOURI (0.4%)
      1,000   Cape Girardeau County IDA                            5.00           6/01/2017                  1,000
      1,265   Riverside IDA (INS)                                  4.50           5/01/2016                  1,278
      5,000   Sikeston Electric System Revenue (INS)               5.00           6/01/2020                  5,675
                                                                                                      ------------
                                                                                                             7,953
                                                                                                      ------------
              NEW JERSEY (6.2%)
     10,923   Belleville Township                                  1.00           5/27/2016                 10,938
      1,000   Casino Reinvestment Dev. Auth. (INS)                 5.00          11/01/2024                  1,143
      3,521   East Rutherford                                      1.50           3/18/2016                  3,526
      7,300   EDA (ETM)                                            5.25           9/01/2019                  8,364
      2,700   EDA                                                  5.25           9/01/2019                  2,938
      5,000   EDA                                                  5.00           6/15/2020                  5,458
      7,000   EDA                                                  5.00           6/15/2021                  7,678
     20,000   EDA                                                  5.00           6/15/2022                 22,142
      5,055   Health Care Facilities Financing Auth.               4.00          11/15/2016                  5,206
      2,000   Health Care Facilities Financing Auth.               5.00           7/01/2018                  2,189
      2,000   Health Care Facilities Financing Auth.               5.00           7/01/2019                  2,248
      2,000   Health Care Facilities Financing Auth.               5.00           7/01/2020                  2,303
     15,000   Kearny Board of Education                            2.00          10/07/2016                 15,100
      5,000   Transportation Trust Fund Auth. (INS)                5.25          12/15/2020                  5,669
      3,160   Transportation Trust Fund Auth. (INS)                5.50          12/15/2020                  3,594
      1,500   Transportation Trust Fund Auth.                      5.00           6/15/2022                  1,661
      3,835   Transportation Trust Fund Auth.                      5.00           6/15/2023                  4,260
      7,600   Willingboro Township School District                 2.00          12/22/2016                  7,600
                                                                                                      ------------
                                                                                                           112,017
                                                                                                      ------------

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5  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              NEW YORK (17.9%)
$     8,612   Amsterdam                                            2.38%          8/04/2016           $      8,618
      4,170   Corning Community College                            1.25           3/03/2016                  4,174
      2,847   Corning Town                                         2.00           8/17/2016                  2,866
        720   Dormitory Auth. (ETM)                                4.00           2/15/2016                    723
      3,295   Dormitory Auth. (ETM)                                5.00           7/01/2016                  3,372
      2,000   Dormitory Auth.                                      5.00           7/01/2016                  2,038
      2,360   East Bloomfield Fire District                        1.50           8/11/2016                  2,368
      2,000   Environmental Facilities Corp.                       2.75           7/01/2017                  2,046
      1,100   Evans                                                2.00           5/26/2016                  1,102
      2,325   Evans                                                1.50           6/10/2016                  2,330
      2,326   Fishkill                                             2.00           7/15/2016                  2,337
      4,714   Geneva                                               1.25           5/11/2016                  4,723
      3,517   Glen Cove                                            1.25           1/07/2016                  3,517
      6,752   Glen Cove                                            1.25           4/08/2016                  6,758
      7,586   Glen Cove                                            2.00           9/29/2016                  7,628
     15,000   Hempstead                                            2.00          12/16/2016                 15,142
     15,000   Hempstead Union Free School District                 2.00           6/24/2016                 15,078
     15,000   Ithaca                                               1.50           7/29/2016                 15,067
      3,990   Johnson City                                         2.00          10/07/2016                  4,022
      4,861   Lockport City                                        2.00           5/26/2016                  4,870
     10,430   Long Beach                                           1.25           9/17/2016                 10,438
      2,585   Mechanicville                                        2.00          12/30/2016                  2,600
      5,805   Monroe County                                        5.00           6/01/2016                  5,904
      5,170   Monroe County                                        5.00           6/01/2020                  5,858
      8,000   Nassau Health Care Corp.                             2.25           1/15/2016                  8,004
     20,000   New York City                                        5.00           8/01/2016                 20,535
      2,324   Newburgh                                             2.00           8/05/2016                  2,332
      3,868   Oakfield                                             1.25           3/24/2016                  3,873
     15,000   Oyster Bay                                           1.50           2/05/2016                 15,013
      9,500   Oyster Bay                                           1.50           3/25/2016                  9,513
     20,000   Oyster Bay                                           1.50           7/08/2016                 20,060
      3,288   Poughkeepsie                                         2.13           7/13/2016                  3,304
      5,000   Rockland County                                      2.00           3/16/2016                  5,015
      1,612   Rockland County                                      2.00           4/07/2016                  1,618
      1,345   Rockland County                                      3.50          10/01/2016                  1,365
        550   Rockland County                                      5.00          12/15/2016                    568
      1,410   Rockland County                                      3.50          10/01/2017                  1,444
        550   Rockland County                                      5.00          12/15/2017                    580
      1,475   Rockland County                                      3.50          10/01/2018                  1,527
        550   Rockland County                                      5.00          12/15/2018                    594
      1,520   Rockland County                                      3.50          10/01/2019                  1,591
      1,575   Rockland County                                      3.50          10/01/2020                  1,646
      2,500   Rockland County (INS)                                5.00           3/01/2023                  2,961
      1,600   Rockland County (INS)                                5.00           3/01/2024                  1,907
      2,900   St. Lawrence County                                  2.00           7/22/2016                  2,913
     10,000   St. Lawrence County                                  1.50           8/30/2016                 10,032
      1,000   Suffern                                              2.50          11/18/2016                  1,006
      2,500   Suffolk County EDC                                   5.00           7/01/2019                  2,794
      2,640   Suffolk County EDC                                   5.00           7/01/2020                  3,012
      4,100   Utica                                                1.25           2/24/2016                  4,103
      6,683   Utica                                                1.50           5/06/2016                  6,698
     10,000   Utica School District                                1.50           6/23/2016                 10,018
     30,820   Utica School District                                2.00           7/22/2016                 30,947
      2,000   Utica School District                                2.00          12/09/2016                  2,009
      2,250   Watervliet School District                           1.50           3/24/2016                  2,254
      3,930   Yonkers                                              5.00          10/01/2017                  4,193
      7,310   Yonkers                                              5.00          10/01/2018                  8,022
                                                                                                      ------------
                                                                                                           325,030
                                                                                                      ------------
              NORTH CAROLINA (0.5%)
      2,000   Eastern Municipal Power Agency (ETM)                 5.00           1/01/2016                  2,000
      2,100   Medical Care Commission                              4.38           7/01/2017                  2,165

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     3,855   Medical Care Commission                              5.00%          7/01/2018           $      4,199
                                                                                                      ------------
                                                                                                             8,364
                                                                                                      ------------
              OHIO (0.8%)
      4,515   American Municipal Power, Inc.                       5.00           2/15/2017                  4,727
      1,530   Hancock County                                       4.00          12/01/2016                  1,566
      1,875   Hancock County                                       4.25          12/01/2017                  1,963
      1,000   Higher Educational Facility                          5.00           5/01/2021                  1,157
        500   Higher Educational Facility                          5.00           5/01/2022                    584
        550   Higher Educational Facility                          5.00           5/01/2023                    648
      1,000   Higher Educational Facility                          5.00           5/01/2024                  1,189
      1,150   Southeastern Ohio Port Auth.                         5.00          12/01/2021                  1,250
      1,000   Southeastern Ohio Port Auth.                         5.00          12/01/2025                  1,074
                                                                                                      ------------
                                                                                                            14,158
                                                                                                      ------------
              PENNSYLVANIA (3.7%)
     12,250   Allegheny County Hospital Dev. Auth.                 5.00           5/15/2016                 12,463
      1,000   Bethlehem Auth. (INS)                                5.00          11/15/2020                  1,146
      1,000   Chester County IDA                                   3.75          10/01/2024                  1,020
      7,975   Coatesville School District                          3.46(b)        8/15/2018                  7,449
      1,165   Coatesville School District                          3.86(b)        8/15/2019                  1,056
      5,305   Coatesville School District                          4.13(b)        8/15/2020                  4,658
      1,980   Cumberland County Municipal Auth.                    3.25          12/01/2022                  2,004
      3,740   Higher Educational Facilities Auth.                  5.00           5/15/2016                  3,805
        600   Higher Educational Facilities Auth.                  5.00           7/15/2020                    679
      1,090   Higher Educational Facilities Auth.                  5.00           7/15/2021                  1,249
      1,500   Montgomery County IDA                                5.00          11/15/2016                  1,545
      2,000   Montgomery County IDA                                5.00          11/15/2017                  2,055
      1,110   Neumann Univ.                                        4.00          10/01/2016                  1,134
      1,155   Neumann Univ.                                        5.00          10/01/2017                  1,225
      1,195   Neumann Univ.                                        5.00          10/01/2018                  1,294
      5,000   School District of Philadelphia (NBGA)               5.00           9/01/2021                  5,719
      5,500   School District of Philadelphia (NBGA)               5.00           9/01/2022                  6,366
      5,175   St. Mary Hospital Auth.                              4.00          11/15/2016                  5,331
      5,170   St. Mary Hospital Auth.                              4.00          11/15/2016                  5,326
      1,570   West Mifflin Area School District (INS)              5.00          10/01/2021                  1,798
                                                                                                      ------------
                                                                                                            67,322
                                                                                                      ------------
              PUERTO RICO (0.2%)
      2,000   Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing
                Auth.                                              5.00           4/01/2017                  1,974
      1,000   Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing
                Auth.                                              5.00           4/01/2019                    969
        700   Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing
                Auth.                                              4.00           4/01/2020                    647
                                                                                                      ------------
                                                                                                             3,590
                                                                                                      ------------
              SOUTH CAROLINA (0.5%)
      7,715   Piedmont Municipal Power Agency                      5.00           1/01/2016                  7,715
      1,485   SCAGO Educational Facilities Corp. for Union
                School District (INS) (ETM)                        4.00          12/01/2016                  1,533
                                                                                                      ------------
                                                                                                             9,248
                                                                                                      ------------
              TEXAS (2.2%)
      3,000   Dallas Fort Worth International Airport              5.00          11/01/2016                  3,113
        700   Decatur Hospital Auth.                               5.00           9/01/2021                    788
        780   Decatur Hospital Auth.                               5.00           9/01/2024                    874
      2,105   Gregg County Health Facilities Dev. Corp.            5.00          10/01/2016                  2,127

================================================================================

7  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     4,500   Harris County Cultural Education Facilities (ETM)    5.00%          2/15/2016           $      4,526
        480   Harris County Municipal Utility District (INS)       3.00           3/01/2020                    510
        565   Harris County Municipal Utility District (INS)       3.00           3/01/2021                    604
        650   Harris County Municipal Utility District (INS)       3.00           3/01/2022                    696
        520   Harris County Municipal Utility District (INS)       3.00           3/01/2023                    555
      3,000   Karnes County Hospital District                      5.00           2/01/2024                  3,343
      1,250   New Hope Cultural Facilities Finance Corp.           5.00           7/01/2023                  1,400
      2,300   New Hope Cultural Facilities Finance Corp.           5.00           7/01/2024                  2,570
      2,135   New Hope Cultural Facilities Finance Corp.           5.00           7/01/2025                  2,383
      7,175   Red River Auth. (INS)                                4.45           6/01/2020                  7,849
      1,585   San Leanna Education Facilities Corp.                5.00           6/01/2017                  1,668
      1,000   Tarrant County Cultural Education Facilities
                Finance Corp.                                      5.00          11/15/2017                  1,049
      6,155   Tyler Health Facilities Dev. Corp.                   5.25          11/01/2016                  6,323
                                                                                                      ------------
                                                                                                            40,378
                                                                                                      ------------
              U.S. VIRGIN ISLANDS (0.2%)
      2,700   Water and Power Auth.                                4.75           7/01/2016                  2,734
                                                                                                      ------------
              VIRGINIA (0.6%)
      3,200   Housing Dev. Auth.                                   3.05           3/01/2018                  3,332
      3,200   Housing Dev. Auth.                                   3.05           9/01/2018                  3,354
      3,506   Marquis Community Dev. Auth., acquired
                3/01/2012; cost $2,736 (c),(d)                     5.10           9/01/2036                  2,748
      5,111   Marquis Community Dev. Auth., acquired
                3/01/2012; cost $444 (c),(d)                       5.63(b)        9/01/2041                    670
      1,074   Marquis Community Dev. Auth., 7.50%,
                9/01/2021                                          7.50(e)        9/01/2045                    700
                                                                                                      ------------
                                                                                                            10,804
                                                                                                      ------------
              WEST VIRGINIA (0.6%)
     10,000   EDA                                                  3.25           5/01/2019                 10,422
                                                                                                      ------------
              WISCONSIN (0.1%)
      1,200   Health and Educational Facilities Auth.              5.00           8/15/2021                  1,410
                                                                                                      ------------
              Total Fixed-Rate Instruments (cost: $913,415)                                                932,917
                                                                                                      ------------
              PUT BONDS (27.8%)

              ARIZONA (2.3%)
     16,000   Health Facilities Auth.                              1.86(f)        2/01/2048                 16,351
     25,000   Health Facilities Auth.                              1.86(f)        2/01/2048                 25,408
                                                                                                      ------------
                                                                                                            41,759
                                                                                                      ------------
              ARKANSAS (1.2%)
     22,000   Dev. Finance Auth.                                   1.11(f)        9/01/2044                 21,857
                                                                                                      ------------
              CALIFORNIA (3.8%)
      5,000   Bay Area Toll Auth.                                  1.02(f)        4/01/2045                  5,017
     15,000   Bay Area Toll Auth.                                  0.71(f)        4/01/2047                 15,014
     15,000   Foothill-Eastern Transportation Corridor Agency      5.00           1/15/2053                 16,437
      8,285   Hemet USD                                            0.66(f)       10/01/2036                  8,284
      8,000   Infrastructure and Economic Dev. Bank                1.21(f)        8/01/2037                  7,999
      8,000   Municipal Finance Auth.                              0.51(f)       10/01/2045                  7,953
      4,000   Twin Rivers USD (INS)                                3.20           6/01/2027                  4,005
      4,000   Twin Rivers USD (INS)                                3.20           6/01/2035                  4,005
                                                                                                      ------------
                                                                                                            68,714
                                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              COLORADO (0.7%)
$    10,500   E-470 Public Highway Auth.                           1.19%(f)       9/01/2039           $     10,468
      3,000   E-470 Public Highway Auth. (INS)                     1.76(f)        9/01/2039                  3,009
                                                                                                      ------------
                                                                                                            13,477
                                                                                                      ------------
              FLORIDA (0.5%)
      6,000   Miami-Dade County School Board                       5.00           5/01/2032                  6,088
      2,500   Palm Beach County School Board (PRE)                 5.00           8/01/2032                  2,566
                                                                                                      ------------
                                                                                                             8,654
                                                                                                      ------------
              GEORGIA (0.8%)
     10,000   Appling County Dev. Auth                             2.40           1/01/2038                 10,171
      5,000   Monroe County Dev. Auth.                             2.00           9/01/2037                  5,065
                                                                                                      ------------
                                                                                                            15,236
                                                                                                      ------------
              ILLINOIS (1.0%)
     15,000   Chicago Board of Education                           0.84(f)        3/01/2036                 13,734
      1,250   Educational Facilities Auth.                         4.13           3/01/2030                  1,257
      2,500   Educational Facilities Auth.                         3.40          11/01/2036                  2,572
                                                                                                      ------------
                                                                                                            17,563
                                                                                                      ------------
              INDIANA (0.3%)
      5,500   Finance Auth.                                        0.48           5/01/2028                  5,500
                                                                                                      ------------
              KENTUCKY (0.2%)
      3,500   Economic Dev. Finance Auth.                          0.48           4/01/2031                  3,500
                                                                                                      ------------
              LOUISIANA (0.2%)
      4,000   St. Charles Parish                                   4.00          12/01/2040                  4,310
                                                                                                      ------------
              MASSACHUSETTS (1.1%)
      8,000   Dev. Finance Agency                                  0.59(f)       10/01/2040                  7,987
     12,000   Dev. Finance Agency                                  0.49(f)        7/01/2050                 11,721
                                                                                                      ------------
                                                                                                            19,708
                                                                                                      ------------
              MISSISSIPPI (0.4%)
      7,000   Hospital Equipment and Facilities Auth.              1.31(f)        8/15/2036                  6,936
                                                                                                      ------------
              NEW JERSEY (1.6%)
     20,000   Transportation Trust Fund Auth.                      1.21(f)        6/15/2034                 19,010
     10,000   Turnpike Auth.                                       0.69(f)        1/01/2024                  9,969
                                                                                                      ------------
                                                                                                            28,979
                                                                                                      ------------
              NEW MEXICO (0.9%)
      5,000   Farmington                                           1.88           4/01/2029                  5,052
      5,000   Farmington                                           1.88           4/01/2029                  5,052
      7,000   Farmington                                           1.88           4/01/2029                  7,073
                                                                                                      ------------
                                                                                                            17,177
                                                                                                      ------------
              NEW YORK (2.2%)
      6,000   Energy Research and Development Auth.                2.00           2/01/2029                  6,070
      9,785   MTA                                                  1.00 (f)      11/01/2030                  9,834
     12,000   MTA                                                  0.59 (f)      11/01/2031                 11,902
     12,000   New York City                                        0.59 (f)       8/01/2027                 11,971
                                                                                                      ------------
                                                                                                            39,777
                                                                                                      ------------

================================================================================

9  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              NORTH CAROLINA (0.6%)
$    10,000   Capital Facilities Finance Agency                    0.50%          7/01/2034           $     10,000
                                                                                                      ------------
              OHIO (1.1%)
      9,000   Air Quality Dev. Auth.                               2.25           8/01/2029                  9,018
     10,000   Water Dev. Auth.                                     4.00           6/01/2033                 10,377
                                                                                                      ------------
                                                                                                            19,395
                                                                                                      ------------
              PENNSYLVANIA (4.2%)
     10,000   Beaver County IDA                                    4.75           8/01/2020                 10,690
      7,000   Beaver County IDA                                    2.20           1/01/2035                  7,025
      5,100   Beaver County IDA                                    2.70           4/01/2035                  5,112
      7,575   Berks County Municipal Auth.                         1.51(f)       11/01/2039                  7,636
      7,000   Geisinger Auth.                                      1.36(f)        6/01/2028                  7,077
      5,000   Montgomery County IDA                                2.60           3/01/2034                  5,045
      7,000   Northampton County General Purpose Auth.             1.41(f)        8/15/2043                  7,011
     15,010   Scranton School District                             1.17(f)        4/01/2031                 15,075
     12,500   Turnpike Commission                                  0.81(f)       12/01/2045                 12,482
                                                                                                      ------------
                                                                                                            77,153
                                                                                                      ------------
              TEXAS (3.4%)
      2,310   Gregg County Health Facilities Dev. Corp. (a)        4.07(f)       10/01/2029                  2,338
     25,000   Mission EDC                                          0.50           1/01/2020                 25,000
      4,000   North Texas Tollway Auth.                            0.68(f)        1/01/2038                  3,934
     12,000   North Texas Tollway Auth. (PRE)                      5.75           1/01/2038                 12,000
      4,000   North Texas Tollway Auth.                            0.81(f)        1/01/2050                  3,968
      9,795   Northside ISD (NBGA)                                 2.13           8/01/2040                  9,801
      5,000   San Antonio                                          0.69(f)        5/01/2043                  5,000
                                                                                                      ------------
                                                                                                            62,041
                                                                                                      ------------
              WEST VIRGINIA (0.5%)
      5,500   EDA                                                  1.90           3/01/2040                  5,527
      3,000   Mason County                                         1.63          10/01/2022                  2,998
                                                                                                      ------------
                                                                                                             8,525
                                                                                                      ------------
              WISCONSIN (0.8%)
     14,350   Health and Educational Facilities Auth.              5.13           8/15/2027                 14,741
                                                                                                      ------------
              Total Put Bonds (cost: $503,571)                                                             505,002
                                                                                                      ------------
              ADJUSTABLE-RATE NOTES (1.9%)

              NEW JERSEY (0.6%)
     11,000   EDA                                                  0.74           2/01/2017                 10,894
                                                                                                      ------------
              NEW YORK (0.1%)
      2,000   New York City                                        0.56           8/01/2025                  2,000
                                                                                                      ------------
              PENNSYLVANIA (1.0%)
      6,000   Turnpike Commission                                  1.16          12/01/2019                  6,035
      6,000   Turnpike Commission                                  1.28          12/01/2020                  6,044
      6,500   Turnpike Commission                                  0.99          12/01/2021                  6,474
                                                                                                      ------------
                                                                                                            18,553
                                                                                                      ------------
              TEXAS (0.2%)
      1,750   Harris County Cultural Education Facilities
                Finance Corp.                                      0.61           6/01/2018                  1,737

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     2,250   Harris County Cultural Education Facilities
                Finance Corp.                                      0.71%          6/01/2019           $      2,235
                                                                                                      ------------
                                                                                                             3,972
                                                                                                      ------------
              Total Adjustable-Rate Notes (cost: $35,500)                                                   35,419
                                                                                                      ------------
              VARIABLE-RATE DEMAND NOTES (19.3%)

              ARIZONA (1.6%)
     20,000   Phoenix IDA (LIQ) (LOC - Deutsche Bank A.G.) (a)     0.19           6/01/2042                 20,000
      9,800   Verrado Western Overlay Community Facilities
                District (LOC - Compass Bank)                      0.35           7/01/2029                  9,800
                                                                                                      ------------
                                                                                                            29,800
                                                                                                      ------------
              CALIFORNIA (4.2%)
     20,000   Sacramento City Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.) (a)                     0.25          12/01/2033                 20,000
     37,000   State (LIQ) (LOC - Dexia Credit Local) (a)           0.19           8/01/2027                 37,000
      8,000   State (LIQ) (LOC - Dexia Credit Local) (a)           0.19           8/01/2027                  8,000
     11,445   Victorville Joint Powers Financing Auth.
                (LOC - BNP Paribas)                                0.87           5/01/2040                 11,445
                                                                                                      ------------
                                                                                                            76,445
                                                                                                      ------------
              COLORADO (0.5%)
      8,490   Arista Metropolitan District (LOC - Compass Bank)    0.35          12/01/2030                  8,490
                                                                                                      ------------
              CONNECTICUT (0.3%)
      5,000   State (g)                                            0.27           1/01/2018                  5,000
                                                                                                      ------------
              DISTRICT OF COLUMBIA (1.1%)
     20,000   Howard Univ. (LIQ) (LOC - Deutsche Bank A.G.) (a)    0.26          10/01/2041                 20,000
                                                                                                      ------------
              FLORIDA (1.1%)
     10,000   Lee Memorial Health System (LIQ)
                (LOC - Deutsche Bank A.G.) (a)                     0.16           4/01/2037                 10,000
     10,000   Miami-Dade County School Board (INS) (LIQ) (a)       0.21           5/01/2016                 10,000
                                                                                                      ------------
                                                                                                            20,000
                                                                                                      ------------
              IDAHO (1.8%)
     19,885   American Falls Reservoir District                    0.20           2/01/2025                 19,885
     13,465   Housing and Finance Association (g)                  0.26           1/01/2038                 13,465
                                                                                                      ------------
                                                                                                            33,350
                                                                                                      ------------
              ILLINOIS (2.3%)
     16,480   Chicago Board of Education (INS) (LIQ) (a)           0.31          12/01/2016                 16,480
     15,000   Chicago Board of Education (LIQ)
                (LOC - Deutsche Bank A.G.) (a)                     0.36          12/01/2039                 15,000
     11,160   Cook County (LIQ) (a)                                0.41          11/15/2020                 11,160
                                                                                                      ------------
                                                                                                            42,640
                                                                                                      ------------
              KENTUCKY (0.6%)
     10,000   Economic Dev. Finance Auth. (INS) (LIQ) (a)          0.21           6/01/2016                 10,000
                                                                                                      ------------

================================================================================

11  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              LOUISIANA (1.7%)
$     6,400   St. James Parish                                     0.33%         11/01/2040           $      6,400
     24,900   St. James Parish                                     0.40          11/01/2040                 24,900
                                                                                                      ------------
                                                                                                            31,300
                                                                                                      ------------
              MISSISSIPPI (1.1%)
     20,100   Perry County Pollution Control (NBGA) (a)            0.28           2/01/2022                 20,100
                                                                                                      ------------
              NEW JERSEY (1.3%)
      2,200   EDA (LOC - Valley National Bank)                     0.31           3/01/2031                  2,200
      8,920   EDA (LOC - Valley National Bank)                     0.32          11/01/2040                  8,920
     11,715   EDA (LOC - Valley National Bank)                     0.32          11/01/2040                 11,715
                                                                                                      ------------
                                                                                                            22,835
                                                                                                      ------------
              OHIO (0.3%)
      5,500   State (g)                                            0.34           1/15/2045                  5,500
                                                                                                      ------------
              PUERTO RICO (0.2%)
      4,000   Sales Tax Financing Corp. (LIQ)
                (LOC - Deutsche Bank A.G.) (a)                     0.50           8/01/2054                  4,000
                                                                                                      ------------
              TEXAS (0.4%)
      1,900   Port of Port Arthur Navigation District              0.27          11/01/2040                  1,900
      3,770   Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                               0.25           6/01/2031                  3,770
      1,170   Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                               0.25           6/01/2038                  1,170
                                                                                                      ------------
                                                                                                             6,840
                                                                                                      ------------
              WYOMING (0.8%)
     15,000   Gillette                                             0.22           1/01/2018                 15,000
                                                                                                      ------------
              Total Variable-Rate Demand Notes (cost: $351,300)                                            351,300
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $1,803,786)                                                    $  1,824,638
                                                                                                      ============

================================================================================

                                                 Portfolio of Investments |  12

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                  (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                                QUOTED PRICES           OTHER        SIGNIFICANT
                                                  IN ACTIVE          SIGNIFICANT     UNOBSERVABLE
                                                   MARKETS           OBSERVABLE         INPUTS
                                                FOR IDENTICAL          INPUTS
ASSETS                                             ASSETS                                                    TOTAL
------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                          $          --     $       932,917    $        --     $     932,917
Put Bonds                                                  --             505,002             --           505,002
Adjustable-Rate Notes                                      --              35,419             --            35,419
Variable-Rate Demand Notes                                 --             351,300             --           351,300
------------------------------------------------------------------------------------------------------------------
Total                                           $          --     $     1,824,638    $        --     $   1,824,638
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2015, through December 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Tax Exempt Short-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

14  | USAA Tax Exempt Short-Term Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

15  | USAA Tax Exempt Short-Term Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2015, were $24,801,000 and $3,949,000, respectively, resulting in net unrealized appreciation of $20,852,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,819,010,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2015, was $3,418,000, which represented 0.2% of the Fund's net assets.
(d) Restricted security that is not registered under the Securities Act of 1933.
(e) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2015.
(g) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

================================================================================

                                         Notes to Portfolio of Investments |  16

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TARGET MANAGED ALLOCATION FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

98357-0216                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET MANAGED ALLOCATION FUND
December 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (98.7%)

               EXCHANGE-TRADED FUNDS (98.7%)

               COMMODITY-RELATED EXCHANGE-TRADED FUNDS (8.1%)
      122,700  First Trust Global Tactical Commodity Strategy Fund*                                   $      2,490
    1,257,000  PowerShares DB Commodity Index Tracking Fund*                                                16,793
      325,100  United States Commodity Index Fund*                                                          13,157
                                                                                                      ------------
               Total Commodity-Related Exchange-Traded Funds                                                32,440
                                                                                                      ------------

               DOMESTIC EXCHANGE-TRADED FUNDS (44.3%)
       16,100  Market Vectors Oil Service ETF                                                                  426
       77,700  SPDR S&P Oil & Gas Exploration & Production ETF                                               2,348
    1,162,000  Vanguard Mid-Cap ETF                                                                        139,568
      456,700  Vanguard REIT ETF                                                                            36,413
                                                                                                      ------------
               Total Domestic Exchange-Traded Funds                                                        178,755
                                                                                                      ------------
               FIXED-INCOME EXCHANGE-TRADED FUNDS (35.9%)
    1,087,360  iShares 7-10 Year Treasury Bond ETF                                                         114,814
      375,100  iShares iBoxx USD High Yield Corporate Bond ETF                                              30,226
                                                                                                      ------------
               Total Fixed-Income Exchange-Traded Funds                                                    145,040
                                                                                                      ------------

               INTERNATIONAL EXCHANGE-TRADED FUNDS (10.4%)
      976,500  Vanguard FTSE Developed Markets ETF                                                          35,857
      187,200  Vanguard FTSE Emerging Markets ETF                                                            6,123
                                                                                                      ------------
               Total International Exchange-Traded Funds                                                    41,980
                                                                                                      ------------
               Total Exchange-Traded Funds (cost: $408,303)                                                398,215
                                                                                                      ------------
               Total Equity Securities (cost: $408,303)                                                    398,215
                                                                                                      ------------

               MONEY MARKET INSTRUMENTS (1.4%)

               MONEY MARKET FUNDS (1.4%)
    5,753,075  State Street Institutional Liquid Reserves Fund Premier Class, 0.23% (a)
                  (cost: $5,753)                                                                             5,753
                                                                                                      ------------

               TOTAL INVESTMENTS (COST: $414,056)                                                     $    403,968
                                                                                                      ============

================================================================================

1  | USAA Target Managed Allocation Fund

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                  (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                                QUOTED PRICES         OTHER           SIGNIFICANT
                                                  IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                                   MARKETS         OBSERVABLE            INPUTS
                                                FOR IDENTICAL        INPUTS
ASSETS                                             ASSETS                                                    TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds:
      Commodity-Related Exchange-Traded Funds       $ 32,440            $--              $--              $ 32,440
      Domestic Exchange-Traded Funds                 178,755             --               --               178,755
      Fixed-Income Exchange-Traded Funds             145,040             --               --               145,040
      International Exchange-Traded Funds             41,980             --               --                41,980
Money Market Instruments:
  Money Market Funds                                   5,753             --               --                 5,753
------------------------------------------------------------------------------------------------------------------
Total                                               $403,968            $--              $--              $403,968
------------------------------------------------------------------------------------------------------------------

For the period of August 7, 2015, through December 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Target Managed Allocation Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund commenced operations on August 7, 2015.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

3  | USAA Target Managed Allocation Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                          Notes to Portfolio of Investments |  4

================================================================================

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2015, were $1,161,000 and $11,249,000, respectively, resulting in net unrealized depreciation of $10,088,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $403,733,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.4% of net assets at December 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT   Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at December 31, 2015.
*      Non-income-producing security.

================================================================================

5  | USAA Target Managed Allocation Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VIRGINIA BOND FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

48464-0216                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Federal National Mortgage Assn.

================================================================================

1  | USAA Virginia Bond Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VIRGINIA BOND FUND
December 31, 2015 (unaudited)

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (96.6%)

              VIRGINIA (87.0%)
$     2,500   Albemarle County IDA                                 5.00%          1/01/2031           $      2,531
      1,000   Alexandria IDA                                       4.75           1/01/2036                  1,080
      2,000   Amherst IDA                                          5.00           9/01/2026                  1,898
      2,000   Amherst IDA                                          4.75           9/01/2030                  1,805
     15,000   Arlington County IDA                                 5.00           7/01/2031                 16,590
        715   Bedford County EDA (INS) (PRE)                       5.25           5/01/2031                    727
      2,615   Capital Region Airport Commission (INS)              5.00           7/01/2031                  2,823
      5,000   Chesapeake Bay Bridge and Tunnel District            5.50           7/01/2025                  5,995
      6,520   Chesapeake, 4.75%, 7/15/2023                         4.65(a)        7/15/2032                  5,174
      3,000   Chesapeake, 4.88%, 7/15/2023                         4.88(a)        7/15/2040                  2,249
      5,000   College Building Auth.                               5.00           6/01/2029                  5,006
      2,725   College Building Auth.                               5.00           9/01/2031                  3,272
      5,615   College Building Auth.                               5.00           9/01/2032                  6,717
      6,380   College Building Auth.                               5.00           9/01/2033                  7,605
     10,000   College Building Auth.                               5.00           3/01/2034                 11,231
      8,000   College Building Auth.                               4.00           2/01/2035                  8,553
      3,290   College Building Auth. (PRE)                         5.00           6/01/2036                  3,354
     11,710   College Building Auth.                               5.00           6/01/2036                 11,711
      2,540   College Building Auth.                               5.00           3/01/2041                  2,853
      7,100   Fairfax County EDA                                   5.00          10/01/2027                  7,420
      2,000   Fairfax County EDA                                   5.00          10/01/2029                  2,407
      2,000   Fairfax County EDA                                   5.00          10/01/2030                  2,400
      2,000   Fairfax County EDA                                   5.00          10/01/2031                  2,389
      1,500   Fairfax County EDA                                   5.00          10/01/2032                  1,785
      1,500   Fairfax County EDA                                   5.00          12/01/2032                  1,573
      2,200   Fairfax County EDA                                   5.00          10/01/2033                  2,609
      2,000   Fairfax County EDA                                   5.00          10/01/2034                  2,361
      5,750   Fairfax County EDA                                   4.88          10/01/2036                  5,812
      7,500   Fairfax County EDA                                   5.13          10/01/2037                  7,798
      2,800   Fairfax County EDA                                   5.00          12/01/2042                  2,907
      1,500   Fairfax County IDA                                   5.25           5/15/2026                  1,680
     14,000   Fairfax County IDA                                   5.00           5/15/2037                 15,856
      1,000   Fairfax County IDA                                   4.00           5/15/2042                  1,032
      6,900   Fairfax County IDA                                   4.00           5/15/2044                  7,128
      5,770   Farms of New Kent Community Dev. Auth.,
                acquired 9/08/2006-10/03/2007; cost
                $5,630 (b),(c)                                     5.45           3/01/2036                  1,443
      1,000   Fauquier County IDA (PRE)                            5.00          10/01/2027                  1,073
      8,825   Fauquier County IDA (PRE)                            5.25          10/01/2037                  9,508
      6,195   Frederick County IDA (INS) (PRE)                     4.75           6/15/2036                  6,319
      1,500   Greater Richmond Convention Center Auth.             5.00           6/15/2032                  1,772
      3,340   Hampton Roads Sanitation District (PRE)              5.00           4/01/2033                  3,644
      5,660   Hampton Roads Sanitation District                    5.00           4/01/2033                  6,117
      2,795   Hanover County EDA                                   4.50           7/01/2030                  2,858
      1,100   Hanover County EDA                                   4.50           7/01/2032                  1,119
      2,000   Hanover County EDA                                   5.00           7/01/2042                  2,059
      5,285   Hanover County IDA (INS)                             6.38           8/15/2018                  5,586
      2,000   Harrisonburg IDA (INS)                               5.00           8/15/2031                  2,048
     10,000   Harrisonburg IDA (INS)                               4.50           8/15/2039                 10,079

================================================================================

2  | USAA Virginia Bond Fund

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,200   Henrico County EDA                                   5.00%          6/01/2024           $      1,344
        140   Henrico County EDA                                   4.25           6/01/2026                    148
      2,105   Henrico County EDA                                   5.00          11/01/2030                  2,378
      2,500   Henrico County EDA                                   4.00          10/01/2035                  2,526
     10,000   Henrico County Water & Sewer (PRE)                   5.00           5/01/2036                 10,157
      3,175   Housing Dev. Auth.                                   4.50          10/01/2036                  3,354
      5,000   Housing Dev. Auth.                                   4.80           7/01/2038                  5,409
      5,000   Housing Dev. Auth.                                   5.10          10/01/2038                  5,483
      4,105   Housing Dev. Auth.                                   4.50           1/01/2039                  4,105
      4,480   Housing Dev. Auth.                                   4.60           9/01/2040                  4,641
      1,539   Lewistown Commerce Center Community Dev. Auth.       6.05           3/01/2044                  1,332
        751   Lewistown Commerce Center Community Dev. Auth.       6.05           3/01/2044                    735
      2,435   Lewistown Commerce Center Community Dev.
                Auth., acquired 10/12/2007; cost $2,436 (b)        6.05           3/01/2054                    122
      5,000   Lexington IDA                                        5.00          12/01/2036                  5,531
      2,000   Lexington IDA                                        5.00           1/01/2043                  2,229
      1,135   Loudoun County EDA                                   5.00          12/01/2031                  1,353
        800   Loudoun County EDA                                   5.00          12/01/2032                    950
        775   Loudoun County EDA                                   5.00          12/01/2033                    917
        805   Loudoun County EDA                                   5.00          12/01/2034                    948
      5,000   Lynchburg                                            4.00           6/01/2044                  5,240
      3,000   Lynchburg EDA                                        5.00           9/01/2043                  3,252
      3,532   Marquis Community Dev. Auth., acquired
                3/01/2012; cost $2,926 (b),(d)                     5.63           9/01/2041                  2,838
      5,389   Marquis Community Dev. Auth., acquired
                3/01/2012; cost $468 (b),(d)                       5.63 (e)       9/01/2041                    706
      1,093   Marquis Community Dev. Auth., 7.50%,
                9/01/2021                                          7.50 (a)       9/01/2045                    712
      5,000   Montgomery County EDA                                5.00           6/01/2035                  5,615
      5,500   Montgomery County IDA                                5.00           2/01/2029                  5,886
      4,200   Newport News EDA (PRE)                               5.00           7/01/2031                  4,297
      1,045   Newport News EDA (PRE)                               5.00           7/01/2031                  1,069
      1,000   Norfolk EDA                                          5.00          11/01/2030                  1,130
      3,500   Norfolk EDA                                          5.00          11/01/2043                  3,907
      1,300   Norfolk Redevelopment and Housing Auth.              5.50          11/01/2019                  1,306
      4,963   Peninsula Town Center Community Dev. Auth.           6.45           9/01/2037                  5,256
      3,000   Port Auth.                                           5.00           7/01/2030                  3,340
     10,000   Port Auth.                                           5.00           7/01/2040                 11,083
      1,000   Portsmouth                                           5.00           2/01/2033                  1,163
      2,815   Powhatan County EDA (INS) (PRE)                      5.00           3/15/2032                  2,961
      1,620   Prince William County (INS) (PRE)                    5.00           9/01/2024                  1,670
      3,370   Prince William County IDA                            4.88           1/01/2020                  3,388
      8,000   Prince William County IDA                            5.13           1/01/2026                  8,031
      1,705   Prince William County IDA                            5.50           9/01/2031                  2,001
      2,000   Prince William County IDA                            5.50           9/01/2031                  2,295
      1,000   Prince William County IDA                            5.50           9/01/2034                  1,174
     10,000   Prince William County IDA                            5.00          11/01/2046                 11,033
     10,000   Public School Auth.                                  5.00           8/01/2024                 12,433
      4,000   Radford IDA (NBGA)                                   3.50           9/15/2029                  4,140
      5,310   Rappahannock Regional Jail Auth. (INS) (PRE)         4.75          12/01/2031                  5,517
      2,340   Rappahannock Regional Jail Auth.                     5.00          10/01/2034                  2,783
      1,165   Rappahannock Regional Jail Auth.                     5.00          10/01/2035                  1,381
      6,280   Rappahannock Regional Jail Auth. (INS) (PRE)         4.50          12/01/2036                  6,510
      1,030   Resources Auth.                                      5.00          11/01/2032                  1,211
      2,000   Resources Auth.                                      4.38          11/01/2036                  2,023
      1,435   Resources Auth.                                      5.00          11/01/2040                  1,630
      7,310   Resources Auth.                                      4.00          11/01/2041                  7,625
      2,500   Richmond Public Utility (INS)                        4.50           1/15/2033                  2,585
      2,000   Richmond Public Utility                              5.00           1/15/2035                  2,204
      6,000   Richmond Public Utility                              5.00           1/15/2038                  6,950
      4,500   Richmond Public Utility                              5.00           1/15/2040                  4,960

================================================================================

3  | USAA Virginia Bond Fund

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     5,120   Roanoke County EDA (INS) (PRE)                       5.00%         10/15/2027           $      5,685
      2,850   Roanoke County EDA (INS) (PRE)                       5.00          10/15/2032                  3,164
      1,150   Roanoke County EDA                                   5.00           7/01/2033                  1,272
      4,285   Roanoke County EDA (INS) (PRE)                       5.13          10/15/2037                  4,772
        110   Roanoke County EDA (INS) (PRE)                       5.00           7/01/2038                    128
      6,890   Roanoke County EDA (INS)                             5.00           7/01/2038                  7,560
        420   Small Business Financing Auth.                       5.00           4/01/2025                    472
        185   Small Business Financing Auth.                       5.25           4/01/2026                    208
      1,500   Small Business Financing Auth.                       5.25           9/01/2027                  1,576
        855   Small Business Financing Auth.                       5.50           4/01/2028                    976
        750   Small Business Financing Auth.                       5.50           4/01/2033                    848
     15,000   Small Business Financing Auth.                       5.25           9/01/2037                 15,656
     11,945   Small Business Financing Auth.                       5.00          11/01/2040                 13,268
      4,000   Southampton County IDA                               5.00           4/01/2025                  4,043
      1,645   Stafford County and City of Stauton IDA (INS)
                (PRE)                                              5.25           8/01/2031                  1,692
      5,755   Stafford County and City of Stauton IDA (INS)
                (PRE)                                              5.25           8/01/2031                  5,918
     13,470   Stafford County and City of Stauton IDA (PRE)        5.25           8/01/2036                 13,851
      2,685   Stafford County and City of Stauton IDA (INS)        5.25           8/01/2036                  2,715
     10,000   Tobacco Settlement Financing Corp.                   5.00           6/01/2047                  7,868
      6,315   Univ. Health System Auth.                            4.75           7/01/2036                  6,855
      3,000   Univ. Health System Auth.                            4.75           7/01/2041                  3,236
      4,405   Univ. of Virginia                                    5.00           6/01/2037                  5,159
      5,000   Univ. of Virginia                                    4.00           4/01/2045                  5,334
      5,000   Upper Occoquan Sewage Auth.                          4.00           7/01/2039                  5,342
      5,000   Upper Occoquan Sewage Auth. (PRE)                    5.00           7/01/2041                  5,318
      1,795   Virginia Beach Dev. Auth.                            5.00           5/01/2029                  2,139
      2,165   Washington County IDA                                5.25           8/01/2030                  2,428
      2,160   Washington County IDA                                5.50           8/01/2040                  2,428
      3,185   Watkins Centre Community Dev. Auth.                  5.40           3/01/2020                  3,196
      3,250   Winchester EDA                                       5.00           1/01/2044                  3,634
      3,250   Winchester EDA                                       5.00           1/01/2044                  3,660
      3,000   Winchester IDA (PRE)                                 5.63           1/01/2044                  3,404
                                                                                                      ------------
                                                                                                           568,728
                                                                                                      ------------

              DISTRICT OF COLUMBIA (5.8%)
      2,825   Metropolitan Washington Airports Auth.               5.00          10/01/2029                  3,159
     12,465   Metropolitan Washington Airports Auth.               5.00          10/01/2030                 13,665
      5,500   Metropolitan Washington Airports Auth. (INS)         5.32(e)       10/01/2030                  3,134
     11,230   Metropolitan Washington Airports Auth.               5.00          10/01/2039                 12,444
      4,000   Metropolitan Washington Airports Auth.               5.00          10/01/2053                  4,285
      1,000   Washington MTA                                       5.13           7/01/2032                  1,125
                                                                                                      ------------
                                                                                                            37,812
                                                                                                      ------------

              PUERTO RICO (1.0%)
      6,180   Public Improvement (PRE)                             5.25           7/01/2032                  6,327
                                                                                                      ------------

              GUAM (2.5%)
      2,000   Government Business Privilege Tax                    5.00          11/15/2039                  2,245
      1,500   Government Business Privilege Tax                    5.00           1/01/2042                  1,633
      1,255   International Airport Auth. (INS)                    5.75          10/01/2043                  1,444
        500   Power Auth.                                          5.00          10/01/2031                    562
      1,000   Power Auth.                                          5.00          10/01/2034                  1,091
        750   Power Auth. (INS)                                    5.00          10/01/2039                    860
      1,000   Power Auth. (INS)                                    5.00          10/01/2044                  1,140
      2,850   Waterworks Auth.                                     5.00           7/01/2035                  3,169
      4,000   Waterworks Auth.                                     5.50           7/01/2043                  4,555
                                                                                                      ------------
                                                                                                            16,699
                                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                           COUPON               FINAL                  VALUE
(000)         SECURITY                                             RATE            MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              U.S. VIRGIN ISLANDS (0.3%)
$     2,000   Public Finance Auth.                                 5.00%         10/01/2032           $      2,144
                                                                                                      ------------
              Total Fixed-Rate Instruments (cost: $607,674)                                                631,710
                                                                                                      ------------

              PUT BONDS (1.3%)

              VIRGINIA (1.3%)
      5,000   Wise County IDA                                      2.15          10/01/2040                  5,109
      3,000   York County EDA                                      1.88           5/01/2033                  3,042
                                                                                                      ------------
                                                                                                             8,151
                                                                                                      ------------
              Total Put Bonds (cost: $8,000)                                                                 8,151
                                                                                                      ------------

              VARIABLE-RATE DEMAND NOTES (0.9%)

              PUERTO RICO (0.9%)
      5,960   Sales Tax Financing Corp. (LIQ)
                (LOC - Deutsche Bank A.G.) (f)(cost: $5,960)       0.50           8/01/2054                  5,960
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $621,634)                                                      $    645,821
                                                                                                      ============

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                  (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                QUOTED PRICES        OTHER         SIGNIFICANT
                                                  IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                   MARKETS        OBSERVABLE          INPUTS
                                                FOR IDENTICAL       INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                          $          --     $   631,710      $        --       $     631,710
Put Bonds                                                  --           8,151               --               8,151
Variable-Rate Demand Notes                                 --           5,960               --               5,960
------------------------------------------------------------------------------------------------------------------
Total                                           $          --     $   645,821      $        --       $     645,821
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2015, through December 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Virginia Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

6  | USAA Virginia Bond Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments and put bonds, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

7  | USAA Virginia Bond Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2015, were $33,445,000 and $9,258,000, respectively, resulting in net unrealized appreciation of $24,187,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $653,827,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2015, was $5,109,000, which represented 0.8% of the Fund's net assets.
(c) At December 31, 2015, the issuer was in default with respect to interest and/or principal payments.
(d) Restricted security that is not registered under the Securities Act of 1933.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                          Notes to Portfolio of Investments |  8

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2015

                                                                      (Form N-Q)

48465-0216                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: JPMorgan Chase Bank, N.A. or Wells Fargo & Co.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

1  | USAA Virginia Money Market Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
December 31, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                              COUPON                 FINAL             VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (80.8%)

               VIRGINIA (70.8%)

$     2,300    Albemarle County IDA (LOC - Wells Fargo
                  Bank, N.A.)                                         0.02%           10/01/2022       $     2,300
      1,830    Alexandria IDA (LOC - Bank of America, N.A.)           0.03             7/01/2026             1,830
      2,860    Alexandria IDA (LOC - SunTrust Bank)                   0.19             8/01/2036             2,860
      8,225    Capital Region Airport Commission (LOC - Wells
                  Fargo Bank, N.A.)                                   0.02             6/01/2035             8,225
      4,825    College Building Auth. (LIQ) (a)                       0.02             2/01/2021             4,825
      8,345    College Building Auth. (LIQ) (a)                       0.04             9/01/2028             8,345
      1,400    Fairfax County EDA (LOC - SunTrust Bank)               0.09             6/01/2037             1,400
      7,160    Fauquier County IDA (LOC - PNC Bank, N.A.)             0.01             4/01/2038             7,160
      8,300    Hampton Roads Sanitation District                      0.01            11/01/2041             8,300
      8,105    Hanover County EDA (LOC - U.S. Bank, N.A.)             0.01            11/01/2025             8,105
      7,370    Hanover County EDA (LOC - Bank of New York
                  Mellon)                                             0.01            11/01/2025             7,370
      7,925    Lexington IDA                                          0.01             1/01/2035             7,925
     16,400    Loudoun County IDA                                     0.01             2/15/2038            16,400
      3,700    Loudoun County IDA (LOC - PNC Bank, N.A.)              0.01             3/01/2038             3,700
      8,000    Lynchburg IDA (LOC - Federal Home Loan Bank
                  of Atlanta)                                         0.01             1/01/2028             8,000
      5,000    Madison County IDA (LOC - SunTrust Bank)               0.03            10/01/2037             5,000
      4,935    Norfolk Redevelopment and Housing Auth.
                  (LOC - Bank of America, N.A.)                       0.06             7/01/2034             4,935
      7,420    Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)          0.01             7/01/2016             7,420
      2,640    Roanoke County EDA (LOC - Branch Banking &
                  Trust Co.)                                          0.06            10/01/2028             2,640
      2,495    Stafford County EDA (LIQ) (a)                          0.09             4/01/2017             2,495
        910    Stafford County IDA (LOC - U.S. Bank, N.A.)            0.02             5/01/2049               910
      3,700    Univ. of Virginia (LIQ) (a)                            0.01             6/01/2032             3,700
      2,000    Virginia Beach (LIQ) (a)                               0.02             4/01/2017             2,000
                                                                                                       -----------
                                                                                                           125,845
                                                                                                       -----------
               District of Columbia (10.0%)
      9,800    Metropolitan Washington Airports Auth.
                  (LOC - Sumitomo Mitsui Banking Corp.)               0.01            10/01/2039             9,800
      8,055    Metropolitan Washington Airports Auth.
                  (LOC - TD Bank, N.A.)                               0.01            10/01/2039             8,055
                                                                                                       -----------
                                                                                                            17,855
                                                                                                       -----------
               Total Variable-Rate Demand Notes (cost: $143,700)                                           143,700
                                                                                                       -----------

================================================================================

2  | USAA Virginia Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON                 FINAL             VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (9.0%)

               VIRGINIA (9.0%)

$    16,000    Stafford County IDA (LOC - Bank of America,
                  N.A.) (cost: $16,000)                               0.04%            1/14/2016       $    16,000
                                                                                                       -----------

               TOTAL INVESTMENTS (COST: $159,700)                                                      $   159,700
                                                                                                       ===========

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                                (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES         OTHER       SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT   UNOBSERVABLE
                                                  MARKETS        OBSERVABLE       INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                     TOTAL
------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                 $            -- $         143,700 $          -- $               143,700
Fixed-Rate Instruments                                  --            16,000            --                  16,000
------------------------------------------------------------------------------------------------------------------
Total                                      $            -- $         159,700 $          -- $               159,700
------------------------------------------------------------------------------------------------------------------

================================================================================

3  | USAA Virginia Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

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4  | USAA Virginia Money Market Fund

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B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $177,761,000 at December 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management continues to evaluate the impact of these amendments. The staggered compliance dates for the various amendments extend through October 2016.

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5  | USAA Virginia Money Market Fund

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SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                          Notes to Portfolio of Investments |  6


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.









SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2016
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2016
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/25/2016
         ------------------------------